UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21922

RS Variable Products Trust

(Exact name of registrant as specified in charter)

One Bush Street, Suite 900 San Francisco, CA	94104
(Address of principal executive offices)	(Zip code)

Matthew H. Scanlan

c/o RS Investments

One Bush Street, Suite 900

San Francisco, CA 94104

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-221-3253

Date of fiscal year end: December 31

Date of reporting period: June 30, 2014

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

The Report to Shareholders is attached herewith.

RS VARIABLE

PRODUCTS TRUST

RS Large Cap Alpha VIP Series

NOT FDIC INSURED

MAY LOSE VALUE

NO BANK GUARANTEE

RS Funds are sold by prospectus only. You should carefully consider the investment objectives, risks, charges and expenses of the RS Funds before making an investment decision. The prospectus contains this and other important information. Please read it carefully before investing or sending money. Please visit our website at www.rsinvestments.com/VIP.htm or to obtain a printed copy, call 800.221.3253.

As with all mutual funds, the value of an investment in the Fund could decline, in which case you could lose money.

Except as otherwise specifically stated, all information, including portfolio security positions, is as of June 30, 2014. Any mention of specific securities should not be considered a recommendation to buy or sell those securities. Fund holdings will vary. The Statement of Additional Information provides further information about the investment team, including information regarding their compensation, other accounts they manage, and their ownership interests in the Fund. For information on how to receive a copy of the Statement of Additional Information, please see the back cover of the relevant prospectus or visit our website at www.rsinvestments.com/VIP.htm.

RS LARGE CAP ALPHA VIP SERIES

Characteristics (unaudited)

Total Net Assets: $1,165,942,682

Sector Allocation vs. Index[1]

Top Ten Holdings[3]

Holding	% of Total Net Assets
Liberty Interactive Corp., Class A	5.16%
Actavis PLC	4.89%
Microsoft Corp.	4.41%
Twenty-First Century Fox, Inc., Class A	3.98%
Prudential Financial, Inc.	3.78%
Pfizer, Inc.	3.05%
Occidental Petroleum Corp.	2.87%
JPMorgan Chase & Co.	2.78%
DIRECTV	2.66%
Aflac, Inc.	2.63%
Total	36.21%

1	The Fund’s holdings are allocated to each sector based on their Russell Global Sector classification. If a holding is not classified by Russell, it is assigned a Russell designation by RS Investments. Cash includes short-term investments and net other assets and liabilities.
2	The Russell 1000® Value Index is an unmanaged market-capitalization-weighted index that measures the performance of those companies in the Russell 1000® Index (which consists of the 1,000 largest U.S. companies based on total market capitalization) with lower price-to-book ratios and lower forecasted growth values. Index results assume the reinvestment of dividends paid on stocks constituting the index. You may not invest in the index, and, unlike the Fund, the index does not incur fees or expenses.
3	Portfolio holdings are subject to change and should not be considered a recommendation to buy or sell individual securities.
4	The S&P 500® Index is an unmanaged market-capitalization-weighted index generally considered to be representative of U.S. equity market activity. The index consists of 500 stocks representing leading industries of the U.S. economy. Index results assume the reinvestment of dividends paid on the stocks constituting the index. You may not invest in the index, and, unlike the Fund, the index does not incur fees or expenses.

3

RS LARGE CAP ALPHA VIP SERIES

Performance Update (unaudited)

Average Annual Returns

	Inception Date	Year-to-Date	1 Year	3 Year	5 Year	10 Year	Since Inception
RS Large Cap Alpha VIP Series	4/13/83	7.34%	25.85%	15.63%	17.41%	9.15%	11.06%
Russell 1000® Value Index[2]		8.28%	23.81%	16.92%	19.23%	8.03%	11.84%
S&P 500® Index[4]		7.14%	24.61%	16.58%	18.83%	7.78%	11.24%

Since inception performance for the indexes is measured from 3/31/1983, the month end prior to the Fund’s commencement of operations.

Results of a Hypothetical $10,000 Investment

The chart above shows the performance of a hypothetical $10,000 investment made 10 years ago in RS Large Cap Alpha VIP Series, the Russell 1000® Value Index, and the S&P 500® Index. Index returns do not include the fees and expenses of the Fund, but do include the reinvestment of dividends.

Performance quoted represents past performance and does not guarantee or predict future results. The Fund is the successor to The Guardian Stock Fund; performance shown includes performance of the predecessor fund for periods prior to October 9, 2006. Investment return and principal value will fluctuate, so shares, when redeemed, may be worth more or less than their original cost. Please keep in mind that any high double-digit returns are highly unusual and cannot be sustained. The Fund’s fees and expenses are detailed in the Financial Highlights section of this report. Fees and expenses are factored into the net asset value of your shares and any performance numbers we release. Total return figures include the effect of expense limitations in effect during the periods shown, if applicable; without such limitations, the performance shown would have been lower. Performance results assume the reinvestment of dividends and capital gains. The return figures shown do not reflect the deduction of taxes that a contract owner/policyholder may pay on Fund distributions or redemption units. The actual total returns for owners of variable annuity contracts or variable life insurance policies that provide for investment in the Fund will be lower to reflect separate account and contract/policy charges. Current and month-end performance information, which may be lower or higher than that cited, is available by calling 800.221.3253 and is periodically updated on our website: www.rsinvestments.com/VIP.htm.

4

UNDERSTANDING YOUR FUND’S EXPENSES (UNAUDITED)

By investing in the Fund, you incur two types of costs: (1) transaction costs, including, as applicable, sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including, as applicable, investment advisory fees and other Fund expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2014, to June 30, 2014. The table below shows the Fund’s expenses in two ways:

Expenses based on actual return

This section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Expenses based on hypothetical 5% return for comparison purposes

This section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with the cost of investing in other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore the second section is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Expenses Paid During Period* 1/1/14-6/30/14	Expense Ratio During Period 1/1/14-6/30/14
Based on Actual Return	$1,000.00	$1,073.40	$2.83	0.55%
Based on Hypothetical Return (5% Return Before Expenses)	$1,000.00	$1,022.07	$2.76	0.55%

*	Expenses are equal to the Fund's annualized expense ratio as indicated, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

5

SCHEDULE OF INVESTMENTS — RS LARGE CAP ALPHA VIP SERIES

June 30, 2014 (unaudited)	Shares	Value
Common Stocks – 95.5%
Advertising Agencies – 1.5%
The Interpublic Group of Companies, Inc.	899,300	$17,545,343

		17,545,343
Aerospace – 0.8%
Lockheed Martin Corp.	55,933	8,990,111

		8,990,111
Asset Management & Custodian – 1.5%
State Street Corp.	263,920	17,751,259

		17,751,259
Automobiles – 2.0%
General Motors Co.	656,200	23,820,060

		23,820,060
Back Office Support, HR and Consulting – 2.5%
Iron Mountain, Inc.	808,500	28,661,325

		28,661,325
Banks: Diversified – 5.5%
KeyCorp	1,835,938	26,308,992
The PNC Financial Services Group, Inc.	192,100	17,106,505
Wells Fargo & Co.	403,300	21,197,448

		64,612,945
Cable Television Services – 2.7%
DIRECTV(1)	365,120	31,038,851

		31,038,851
Cement – 1.2%
Cemex S.A.B. de C.V., ADR(1)	1,045,720	13,834,876

		13,834,876
Chemicals: Specialty – 1.4%
Praxair, Inc.	126,110	16,752,452

		16,752,452
Computer Services, Software & Systems – 4.4%
Microsoft Corp.	1,232,400	51,391,080

		51,391,080
Diversified Financial Services – 6.7%
Capital One Financial Corp.	142,412	11,763,231
Citigroup, Inc.	458,200	21,581,220
JPMorgan Chase & Co.	563,000	32,440,060
Raymond James Financial, Inc.	241,900	12,271,587

		78,056,098
Diversified Media – 4.0%
Twenty-First Century Fox, Inc., Class A	1,320,875	46,428,756

		46,428,756
Diversified Retail – 6.1%
Dollar General Corp.(1)	193,600	11,104,896
Liberty Interactive Corp., Class A(1)	2,049,154	60,163,161

		71,268,057
Drug & Grocery Store Chains – 2.3%
CVS Caremark Corp.	347,000	26,153,390

		26,153,390

June 30, 2014 (unaudited)	Foreign Currency	Shares	Value
Fertilizers – 2.2%
The Mosaic Co.		512,877	$25,361,768

			25,361,768
Financial Data & Systems – 2.1%
Fidelity National Information Services, Inc.		440,480	24,111,875

			24,111,875
Foods – 2.6%
Mondelez International, Inc., Class A		814,700	30,640,867

			30,640,867
Gas Pipeline – 2.2%
Kinder Morgan Management LLC(1)		326,428	25,764,962

			25,764,962
Gold – 1.3%
Goldcorp, Inc.		524,169	14,629,557

			14,629,557
Health Care Management Services – 1.7%
UnitedHealth Group, Inc.		237,078	19,381,127

			19,381,127
Insurance: Life – 6.4%
Aflac, Inc.		493,474	30,718,756
Prudential Financial, Inc.		496,440	44,068,979

			74,787,735
Insurance: Property-Casualty – 3.8%
Fidelity National Financial, Inc., Class A		484,800	15,882,048
The Allstate Corp.		492,030	28,892,002

			44,774,050
Machinery: Engines – 1.6%
Cummins, Inc.		120,195	18,544,887

			18,544,887
Medical Equipment – 2.1%
Intuitive Surgical, Inc.(1)		59,473	24,490,981

			24,490,981
Oil: Crude Producers – 8.1%
ARC Resources Ltd.	CAD	542,400	16,515,230
Cabot Oil & Gas Corp.		429,400	14,659,716
Concho Resources, Inc.(1)		130,227	18,817,801
Occidental Petroleum Corp.		326,319	33,490,119
Southwestern Energy Co.(1)		243,075	11,057,482

			94,540,348
Oil: Integrated – 0.9%
Marathon Oil Corp.		275,343	10,991,693

			10,991,693
Pharmaceuticals – 12.6%
Actavis PLC(1)		255,678	57,028,978
Merck & Co., Inc.		494,271	28,593,577
Pfizer, Inc.		1,198,450	35,569,996
Zoetis, Inc.		783,278	25,276,381

			146,468,932

6	The accompanying notes are an integral part of these financial statements.

RS LARGE CAP ALPHA VIP SERIES

June 30, 2014 (unaudited)	Shares	Value
Rental & Leasing Services: Consumer – 1.4%
Hertz Global Holdings, Inc.(1)	594,400	$16,661,032

		16,661,032
Scientific Instruments: Control & Filter – 1.9%
Parker Hannifin Corp.	179,930	22,622,599

		22,622,599
Securities Brokerage & Services – 1.0%
CME Group, Inc.	157,266	11,158,022

		11,158,022
Utilities: Electrical – 1.0%
NRG Energy, Inc.	321,000	11,941,200

		11,941,200
Total Common Stocks (Cost $860,915,110)		1,113,176,238

	Principal Amount	Value
Repurchase Agreements – 3.4%
Fixed Income Clearing Corp. Repurchase Agreement, 0.00%, dated 6/30/2014, maturity value of $39,981,000, due 7/1/2014(2)	$39,981,000	39,981,000

Total Repurchase Agreements (Cost $39,981,000)		39,981,000
Total Investments – 98.9% (Cost $900,896,110)		1,153,157,238
Other Assets, Net – 1.1%		12,785,444
Total Net Assets – 100.0%		$1,165,942,682

(1)	Non-income-producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Bond	2.75%	11/15/2042	$40,780,675

Legend:

ADR — American Depositary Receipt.

Foreign-Denominated Security

CAD — Canadian Dollar

The following is a summary of the inputs used as of June 30, 2014, in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 1a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Common Stocks	$1,113,176,238	$—	$—	$1,113,176,238
Repurchase Agreements	—	39,981,000	—	39,981,000
Total	$1,113,176,238	$39,981,000	$—	$1,153,157,238

The accompanying notes are an integral part of these financial statements.	7

FINANCIAL INFORMATION — RS LARGE CAP ALPHA VIP SERIES

Statement of Assets and Liabilities As of June 30, 2014 (unaudited)
Assets
Investments, at value	$1,153,157,238
Cash	311
Foreign currency, at value	26
Receivable for investments sold	13,548,281
Dividends receivable	1,083,638
Receivable for fund shares subscribed	13,405
Prepaid expenses	22,966

Total Assets	1,167,825,865

Liabilities
Payable for investments purchased	683,678
Payable for fund shares redeemed	556,906
Payable to adviser	476,615
Accrued trustees’ fees	19,439
Accrued expenses/other liabilities	146,545

Total Liabilities	1,883,183

Total Net Assets	$1,165,942,682

Net Assets Consist of:
Paid-in capital	$822,944,200
Accumulated undistributed net investment income	5,511,679
Accumulated net realized gain from investments and foreign currency transactions	85,225,525
Net unrealized appreciation on investments and translation of assets and liabilities in foreign currencies	252,261,278

Total Net Assets	$1,165,942,682

Investments, at Cost	$900,896,110

Foreign Currency, at Cost	$26

Pricing of Shares
Shares of Beneficial Interest Outstanding with No Par Value	21,082,444
Net Asset Value Per Share	$55.30

Statement of Operations For the Six-Month Period Ended June 30, 2014 (unaudited)
Investment Income
Dividends	$8,724,905
Withholding taxes on foreign dividends	(75,465)

Total Investment Income	8,649,440

Expenses
Investment advisory fees	2,831,645
Administrative service fees	66,821
Professional fees	61,716
Shareholder reports	57,273
Custodian fees	53,619
Trustees’ fees	34,172
Other expenses	32,515

Total Expenses	3,137,761

Net Investment Income	5,511,679

Realized Gain/(Loss) and Change in Unrealized Appreciation/Depreciation on Investments and Foreign Currency Transactions
Net realized gain from investments	69,030,820
Net realized loss from foreign currency transactions	(2,358)
Net change in unrealized appreciation/depreciation on investments	6,379,068
Net change in unrealized appreciation/depreciation on translation of assets and liabilities in foreign currencies	(133)

Net Gain on Investments and Foreign Currency Transactions	75,407,397

Net Increase in Net Assets Resulting from Operations	$80,919,076

8	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — RS LARGE CAP ALPHA VIP SERIES

Statements of Changes in Net Assets Six-Months-Ended Numbers are unaudited

	For the Six Months Ended 6/30/14	For the Year Ended 12/31/13

Operations
Net investment income	$5,511,679	$13,445,706
Net realized gain from investments and foreign currency transactions	69,028,462	157,449,225
Net change in unrealized appreciation/depreciation on investments and translation of assets and liabilities in foreign currencies	6,378,935	181,543,812

Net Increase in Net Assets Resulting from Operations	80,919,076	352,438,743

Distributions to Shareholders
Net investment income	—	(13,433,941)
Net realized gain on investments	—	(40,299,682)

Total Distributions	—	(53,733,623)

Capital Share Transactions
Proceeds from sales of shares	6,624,060	14,001,329
Reinvestment of distributions	—	53,733,623
Cost of shares redeemed	(75,905,085)	(184,387,912)

Net Decrease in Net Assets Resulting from Capital Share Transactions	(69,281,025)	(116,652,960)

Net Increase in Net Assets	11,638,051	182,052,160

Net Assets
Beginning of period	1,154,304,631	972,252,471

End of period	$1,165,942,682	$1,154,304,631

Accumulated Undistributed Net Investment Income Included in Net Assets	$5,511,679	$—

Other Information:
Shares
Sold	126,414	304,340
Reinvested	—	1,071,245
Redeemed	(1,447,841)	(3,903,139)

Net Decrease	(1,321,427)	(2,527,554)

The accompanying notes are an integral part of these financial statements.	9

FINANCIAL INFORMATION — RS LARGE CAP ALPHA VIP SERIES

The Financial Highlights table is intended to help you understand the Fund’s financial performance for the past six reporting periods. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions).

Financial Highlights Six-Months-Ended Numbers are unaudited
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gain/(Loss)	Total Operations	Distributions From Net Investment Income	Distributions From Net Realized Capital Gains	Total Distributions
Six Months Ended 6/30/14[1]	$51.52	$0.26	$3.52	$3.78	$—	$—	$—
Year Ended 12/31/13	39.00	0.63	14.40	15.03	(0.63)	(1.88)	(2.51)
Year Ended 12/31/12	34.15	0.79	4.85	5.64	(0.79)	—	(0.79)
Year Ended 12/31/11	38.03	0.36	(3.88)	(3.52)	(0.36)	—	(0.36)
Year Ended 12/31/10	33.22	0.28	5.37	5.65	(0.84)	—	(0.84)
Year Ended 12/31/09	26.60	0.35	6.32	6.67	(0.05)	—	(0.05)

10	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — RS LARGE CAP ALPHA VIP SERIES

Net Asset Value, End of Period	Total Return[2]	Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets[3]	Gross Ratio of Expenses to Average Net Assets	Net Ratio of Net Investment Income to Average Net Assets[3]	Gross Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate
$55.30	7.34%	$1,165,943	0.55%	0.55%	0.97%	0.97%	19%
51.52	38.71%	1,154,305	0.54%	0.54%	1.24%	1.24%	48%
39.00	16.52%	972,252	0.55%	0.55%	2.02%	2.02%	63%
34.15	(9.22)%	875,104	0.57%	0.57%	0.98%	0.98%	51%
38.03	17.05%	974,895	0.55%	0.55%	0.75%	0.75%	60%
33.22	25.09%	881,398	0.57%	0.58%	1.30%	1.31%	145%

Distributions reflect actual per-share amounts distributed for the period.

[1]	Ratios for periods less than one year have been annualized, except for total return and portfolio turnover rate.

[2]	Total returns do not reflect the effects of charges deducted pursuant to the terms of The Guardian Insurance & Annuity Company, Inc.‘s variable contracts. Inclusion of such charges would reduce the total returns for all periods shown.

[3]	Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income to Average Net Assets include the effect of fee waivers and expense limitations and exclude the effect of custody credits, if applicable.

The accompanying notes are an integral part of these financial statements.	11

NOTES TO FINANCIAL STATEMENTS — RS LARGE CAP ALPHA VIP SERIES (UNAUDITED)

June 30, 2014 (unaudited)

RS Variable Products Trust (the “Trust”), a Massachusetts business trust organized on May 18, 2006, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust currently offers nine series. RS Large Cap Alpha VIP Series (the “Fund”) is a series of the Trust. The Fund is a diversified fund. The financial statements for the other remaining series of the Trust are presented in separate reports.

The Fund has authorized an unlimited number of shares of beneficial interest with no par value. The Fund currently offers only Class I shares. Shares are bought and sold at closing net asset value (“NAV”). Class I shares of the Fund are only sold to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. (“GIAC”) that fund certain variable annuity and variable life insurance contracts issued by GIAC. GIAC is a wholly owned subsidiary of The Guardian Life Insurance Company of America (“Guardian Life”).

Note 1. Significant Accounting Policies

The following policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. Investment Valuations Marketable securities are valued at the last reported sale price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the mean between the closing bid and ask prices. Securities traded on the NASDAQ Stock Market, LLC (“NASDAQ”) are generally valued at the NASDAQ official closing price, which may not be the last sale price. If the NASDAQ official closing price is not available for a security, that security is generally valued using the last reported sale price, or, if no sales are reported, at the mean between the closing bid and ask prices. Short-term investments that will mature in 60 days or less are valued at amortized cost, which approximates market value. Repurchase agreements are carried at cost, which approximates market value (see Note 4d). Foreign securities are valued in the currencies of the markets in which they trade and then converted to U.S. dollars using the prevailing exchange rates at the close of the New York Stock Exchange (“NYSE”).

Securities for which market quotations are not readily available or for which market quotations may be considered unreliable are valued at their fair values as determined in accordance with guidelines and procedures adopted by the Trust’s Board of Trustees.

Securities whose values have been materially affected by events occurring before the Fund’s valuation time but after the close of the securities’ principal exchange or market may be fair valued in accordance with guidelines and procedures adopted by the Board of Trustees. In addition, if there has been a movement in the U.S. markets that exceeds a specified threshold, the values of the Fund’s investments in foreign securities are generally determined by a pricing service using pricing models designed to estimate likely changes in the values of those securities.

In accordance with Financial Accounting Standards Board (“FASB”) Codification Topic 820 (“ASC Topic 820”), fair value is defined as the price that the Fund would receive upon selling an investment in an “arm’s length” transaction to a willing buyer in the principal or most advantageous market for the investment. ASC Topic 820 established a hierarchy for classification of fair value measurements for disclosure purposes. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances. The hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — unadjusted quoted prices in active markets for identical investments

•	Level 2 — inputs other than unadjusted quoted prices that are observable either directly or indirectly (including adjusted quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A security’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Trust. The Trust considers observable data to be that market data which is readily

12

NOTES TO FINANCIAL STATEMENTS — RS LARGE CAP ALPHA VIP SERIES (UNAUDITED)

available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

The FASB requires reporting entities to make disclosures about purchases, sales, issuances and settlements of Level 3 securities on a gross basis. For the six months ended June 30, 2014, the Fund had no securities classified as Level 3.

The Fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 at the end of the reporting period. For the six months ended June 30, 2014, there were no transfers between Level 1, Level 2 and Level 3.

In determining a security’s placement within the hierarchy, the Trust separates the Fund’s investment portfolio into two categories: investments and derivatives (e.g., futures).

Investments Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities.

Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, state, municipal and provincial obligations, and certain foreign equity securities, including securities whose prices may have been affected by events occurring after the close of trading on their principal exchange or market and, as a result, whose values are determined by a pricing service as described above, or securities whose values are otherwise determined using fair valuation methods approved by the Fund’s Board of Trustees.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 investments include, among others, private placement securities. When observable prices are not available for these securities, the Trust uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Trust in estimating the value of Level 3 investments include, for example, the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Trust in the absence of market information. Assumptions used by the Trust due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations.

Derivatives Exchange-traded derivatives, such as futures contracts and exchange-traded option contracts, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Certain derivatives, such as generic forwards, swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2.

b. Taxes The Fund intends to continue complying with the requirements of the Internal Revenue Code to qualify as a regulated investment company and to distribute substantially all net investment income and realized net capital gains, if any, to shareholders. Therefore, the Fund does not expect to be subject to income tax, and no provision for such tax has been made.

From time to time, however, the Fund may choose to pay an excise tax if the cost of making the required distribution exceeds the amount of the excise tax.

As of June 30, 2014, the Trust has reviewed the tax positions for open periods, as applicable to the Fund, and has determined that no provision for income tax is required in the Fund’s financial statements. The Trust is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Fund recognizes interest and penalties, if any, related to unrecognized tax positions as income tax expense in the Statement of Operations. For the six months ended June 30, 2014, the Fund did not incur any such interest or penalties. The Fund is not subject to examination by U.S. federal tax authorities for tax years before 2010 and by state authorities for tax years before 2009.

c. Securities Transactions Securities transactions are accounted for on the date securities are purchased or sold (trade date). Realized gains or losses on securities transactions are determined on the basis of specific identification.

13

NOTES TO FINANCIAL STATEMENTS — RS LARGE CAP ALPHA VIP SERIES (UNAUDITED)

d. Foreign Currency Translation The accounting records of the Fund are maintained in U.S. dollars. Investment securities and all other assets and liabilities of the Fund denominated in a foreign currency are generally translated into U.S. dollars at the exchange rates quoted at the close of the NYSE on each business day. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates in effect on the dates of the respective transactions. The Fund does not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

e. Investment Income Dividend income is generally recorded on the ex-dividend date. Interest income, which includes amortization/accretion of premium/discount, is accrued and recorded daily.

f. Expenses Many expenses of the Trust can be directly attributed to a specific series of the Trust. Expenses that cannot be directly attributed to a specific series of the Trust are generally apportioned among all the series in the Trust, based on relative net assets.

g. Distributions to Shareholders The Fund intends to declare and distribute substantially all net investment income, if any, at least once a year. Unless the Fund is instructed otherwise, all distributions to shareholders are credited in the form of additional shares of the Fund at the net asset value, recorded on the ex-dividend date.

h. Capital Accounts Due to the timing of dividend distributions and the differences in accounting for income and realized gains/(losses) for financial statement purposes versus federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains/(losses) were recorded by the Fund.

Note 2. Transactions with Affiliates

a. Advisory Fee Under the terms of the advisory agreement, which is reviewed and approved annually by the Board of Trustees, the Fund pays an investment advisory fee to RS Investment Management Co. LLC (“RS Investments”). Guardian Investor Services LLC (“GIS”), a subsidiary of Guardian Life, holds a majority interest in RS Investments. RS Investments receives an investment advisory fee based on the average daily net assets of the Fund at an annual rate of 0.50%.

b. Compensation of Trustees and Officers Trustees and officers of the Trust who are interested persons, as defined in the 1940 Act, of RS Investments receive no compensation from the Fund for acting as such. Trustees of the Trust who are not interested persons of RS Investments receive compensation and reimbursement of expenses from the Trust.

c. Principal Underwriter RS Funds Distributor LLC (“RSFD”), a wholly owned subsidiary of RS Investments, is the principal underwriter of the Fund shares. The Trust has entered into a distribution agreement with RSFD, which governs the sale and distribution of shares of the Fund. RSFD receives no compensation from the Trust or from purchasers of the Fund shares for acting as distributor of the Class I shares. Prior to June 1, 2014, GIS served as the principal underwriter of the Fund shares.

Note 3. Federal Income Taxes

a. Distributions to Shareholders The tax character of distributions paid to shareholders during the year ended December 31, 2013, which is the most recently completed tax year, was as follows:

Ordinary Income	Long-Term Capital Gains
$13,433,187	$40,300,436

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences, and differing characterizations of distributions made by the Fund.

Permanent book and tax basis differences will result in reclassifications to paid-in capital, undistributed net investment income and accumulated undistributed net realized gain/(loss) on investments and foreign currency transactions. Undistributed net investment income and accumulated undistributed net realized gain/(loss) on investments and foreign currency transactions may include temporary book and tax differences, which will reverse in a subsequent period.

As of December 31, 2013, the Fund made the following reclassifications of permanent book and tax basis differences:

Undistributed Net Investment Loss	Accumulated Net Realized Gain
$(11,765)	$11,765

14

NOTES TO FINANCIAL STATEMENTS — RS LARGE CAP ALPHA VIP SERIES (UNAUDITED)

The tax basis of distributable earnings as of December 31, 2013, was as follows:

Undistributed Long-Term Capital Gains
$17,363,117

During any particular year, net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed and, therefore, are normally distributed to shareholders annually.

During the year ended December 31, 2013, the Fund utilized $99,841,636 of capital loss carryovers. Capital loss carryovers available to the Fund at December 31, 2013, were $872,961, expiring in 2016.

In determining its taxable income, current tax law permits the Fund to elect to treat all or a portion of any net capital or currency loss realized after October 31 as occurring on the first day of the following fiscal year. For the year ended December 31, 2013, the Fund had no such losses.

b. Tax Basis of Investments The cost of investments for federal income tax purposes at June 30, 2014, was $901,067,151. The gross unrealized appreciation and depreciation on investments, on a tax basis, at June 30, 2014, aggregated $256,938,781 and $(4,848,694), respectively, resulting in net unrealized appreciation of $252,090,087.

Note 4. Investments

a. Investment Purchases and Sales The cost of investments purchased and the proceeds from investments sold (excluding short-term investments) amounted to $201,631,110 and $273,102,684, respectively, for the six months ended June 30, 2014.

b. Foreign Securities Foreign securities investments involve special risks and considerations not typically associated with U.S. investments. These risks include, but are not limited to, currency risk; adverse political, regulatory, social, and economic developments; and less reliable information about issuers. Moreover, securities of some foreign companies may be less liquid and their prices more volatile than those of comparable U.S. companies.

c. Industry or Sector Concentration In its normal course of business, the Fund may invest a significant portion of its assets in companies within a limited number of industries or sectors. As a result, the Fund may be subject to a greater risk of loss than that of a fund invested in a wider spectrum of industries or sectors because the stocks of many or all of the companies in the industry, group of industries, sector, or sectors may decline in value due to developments adversely affecting the industry, group of industries, sector, or sectors.

d. Repurchase Agreements The collateral for repurchase agreements is either cash or fully negotiable U.S. government securities (including U.S. government agency securities). Repurchase agreements are fully collateralized (including the interest accrued thereon) and such collateral is marked to market daily while the agreements remain in force. If the value of the collateral falls below the repurchase price plus accrued interest, the Fund will typically require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, the Fund maintains the right to sell the collateral (although it may be prevented or delayed from doing so in certain circumstances) and may be required to claim any resulting loss against the seller.

Note 5. Temporary Borrowings

The Fund, with other funds managed by RS Investments, shares in a $400 million committed revolving credit facility from State Street Bank and Trust Company for temporary borrowing purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest is calculated based on market rates at the time of borrowing.

For the six months ended June 30, 2014, the Fund did not borrow from the facility.

Note 6. Review for Subsequent Events

Management has evaluated subsequent events through the issuance of the Fund’s financial statements and determined that no material events have occurred that require disclosure.

Note 7. Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

15

SUPPLEMENTAL INFORMATION (UNAUDITED)

Meeting of Shareholders

A special meeting of the shareholders of RS Variable Products Trust (the “Trust”) was held on May 23, 2014. At the meeting, the shareholders of the Trust elected Judson Bergman, Dennis M. Bushe, Margherita L. DiManni, Kenneth R. Fitzsimmons, Anne M. Goggin, Lawrence E. Harris, Christopher C. Melvin, Jr., Gloria S. Nelund, and Matthew H. Scanlan as trustees of the Trust.

Proposal to Elect Trustees

Nominee	Votes For	Votes Against/ Withheld	Abstentions
Judson Bergman	243,245,382.572	3,647,510.000	0.000
Dennis M. Bushe	243,291,555.572	3,601,337.000	0.000
Margherita L. DiManni	243,228,042.572	3,664,850.000	0.000
Kenneth R. Fitzsimmons	243,213,108.572	3,679,784.000	0.000
Anne M. Goggin	243,263,137.572	3,629,755.000	0.000
Lawrence E. Harris	243,203,352.572	3,689,540.000	0.000
Christopher C. Melvin, Jr.	243,299,753.572	3,593,139.000	0.000
Gloria S. Nelund	243,334,784.572	3,558,108.000	0.000
Matthew H. Scanlan	243,184,961.572	3,707,931.000	0.000

Portfolio Holdings and Proxy Voting Procedures

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the Securities and Exchange Commission’s website at http://www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. This information is also available, without charge, upon request, by calling toll-free 800-221-3253.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available (i) without charge, upon request, by calling toll-free 800-221-3253; and (ii) on the Securities and Exchange Commission’s website at http://www.sec.gov.

The Statement of Additional Information includes additional information about the Trust’s Trustees and Officers and is available, without charge, upon request by calling toll-free 800-221-3253.

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of a Fund unless accompanied or preceded by that Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

16

RS VARIABLE

PRODUCTS TRUST

RS SMALL CAP GROWTH EQUITY VIP SERIES

NOT FDIC INSURED

MAY LOSE VALUE

NO BANK GUARANTEE

RS Funds are sold by prospectus only. You should carefully consider the investment objectives, risks, charges and expenses of the RS Funds before making an investment decision. The prospectus contains this and other important information. Please read it carefully before investing or sending money. Please visit our website at www.rsinvestments.com/VIP.htm or to obtain a printed copy, call 800.221.3253.

As with all mutual funds, the value of an investment in the Fund could decline, in which case you could lose money.

Except as otherwise specifically stated, all information, including portfolio security positions, is as of June 30, 2014. Any mention of specific securities should not be considered a recommendation to buy or sell those securities. Fund holdings will vary. The Statement of Additional Information provides further information about the investment team, including information regarding their compensation, other accounts they manage, and their ownership interests in the Fund. For information on how to receive a copy of the Statement of Additional Information, please see the back cover of the relevant prospectus or visit our website at www.rsinvestments.com/VIP.htm.

RS SMALL CAP GROWTH EQUITY VIP SERIES

Characteristics (unaudited)

Total Net Assets: $114,963,971

Sector Allocation vs. Index[1]

Top Ten Holdings[3]

Holding	% of Total Net Assets
LogMein, Inc.	2.49%
Proofpoint, Inc.	2.28%
Euronet Worldwide, Inc.	2.13%
Portfolio Recovery Associates, Inc.	2.05%
Microsemi Corp.	2.02%
Restoration Hardware Holdings, Inc.	1.88%
Cytec Industries, Inc.	1.73%
The Ultimate Software Group, Inc.	1.71%
Pacira Pharmaceuticals, Inc.	1.65%
Ligand Pharmaceuticals, Inc.	1.65%
Total	19.59%

1	The Fund’s holdings are allocated to each sector based on their Russell Global Sector classification. If a holding is not classified by Russell, it is assigned a Russell designation by RS Investments. Cash includes short-term investments and net other assets and liabilities.
2	The Russell 2000® Growth Index is an unmanaged market-capitalization-weighted index that measures the performance of those companies in the Russell 2000® Index with higher price-to-book ratios and higher forecasted growth values. (The Russell 2000® Index is an unmanaged market-capitalization-weighted index that measures the performance of the 2,000 smallest companies in the Russell 3000® Index, which consists of the 3,000 largest U.S. companies based on total market capitalization.) Investment results assume the reinvestment of dividends paid on the stocks constituting the index. You may not invest in the index, and, unlike the Fund, the index does not incur fees or expenses.
3	Portfolio holdings are subject to change and should not be considered a recommendation to buy or sell individual securities.
4	The Russell 2000® Index is an unmanaged market-capitalization-weighted index that measures the performance of the 2,000 smallest companies in the Russell 3000® Index, which consists of the 3,000 largest U.S. companies based on total market capitalization. Index results assume the reinvestment of dividends paid on the stocks constituting the index. You may not invest in the index, and, unlike the Fund, the index does not incur fees or expenses.

3

RS SMALL CAP GROWTH EQUITY VIP SERIES

Performance Update (unaudited)

Average Annual Total Returns

	Inception Date	Year-to-Date	1 Year	3 Year	5 Year	10 Year	Since Inception
RS Small Cap Growth Equity VIP Series	5/1/97	0.32%	23.81%	14.34%	21.99%	10.16%	9.92%
Russell 2000® Growth Index[2]		2.22%	24.73%	14.49%	20.50%	9.04%	7.30%
Russell 2000® Index[4]		3.19%	23.64%	14.57%	20.21%	8.70%	8.90%

Results of a Hypothetical $10,000 Investment

The chart above shows the performance of a hypothetical $10,000 investment made 10 years ago in RS Small Cap Growth Equity VIP Series, in the Russell 2000® Growth Index, and in the Russell 2000® Index. Index returns do not include the fees and expenses of the Fund, but do include the reinvestment of dividends.

Performance quoted represents past performance and does not guarantee or predict future results. The Fund is the successor to The Guardian Small Cap Stock Fund; performance shown includes performance of the predecessor fund for periods prior to October 9, 2006. Investment return and principal value will fluctuate, so shares, when redeemed, may be worth more or less than their original cost. Please keep in mind that any high double-digit returns are highly unusual and cannot be sustained. The Fund’s fees and expenses are detailed in the Financial Highlights section of this report. Fees and expenses are factored into the net asset value of your shares and any performance numbers we release. Total return figures include the effect of expense limitations in effect during the periods shown, if applicable; without such limitations, the performance shown would have been lower. Performance results assume the reinvestment of dividends and capital gains. The return figures shown do not reflect the deduction of taxes that a contract owner/policyholder may pay on Fund distributions or redemption units. The actual total returns for owners of variable annuity contracts or variable life insurance policies that provide for investment in the Fund will be lower to reflect separate account and contract/policy charges. Current and month-end performance information, which may be lower or higher than that cited, is available by calling 800.221.3253 and is periodically updated on our website: www.rsinvestments.com/VIP.htm.

4

UNDERSTANDING YOUR FUND’S EXPENSES (UNAUDITED)

By investing in the Fund, you incur two types of costs: (1) transaction costs, including, as applicable, sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including, as applicable, investment advisory fees and other Fund expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2014, to June 30, 2014. The table below shows the Fund’s expenses in two ways:

Expenses based on actual return

This section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Expenses based on hypothetical 5% return for comparison purposes

This section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with the cost of investing in other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore the second section is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Expenses Paid During Period* 1/1/14-6/30/14	Expense Ratio During Period 1/1/14-6/30/14
Based on Actual Return	$1,000.00	$1,003.20	$4.22	0.85%
Based on Hypothetical Return (5% Return Before Expenses)	$1,000.00	$1,020.58	$4.26	0.85%

*	Expenses are equal to the Fund’s annualized expense ratio as indicated, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

5

SCHEDULE OF INVESTMENTS — RS SMALL CAP GROWTH EQUITY VIP SERIES

June 30, 2014 (unaudited)	Shares	Value
Common Stocks – 97.9%
Advertising Agencies – 0.0%
Constant Contact, Inc.(1)	400	$12,844

		12,844
Aerospace – 2.7%
HEICO Corp., Class A	35,876	1,456,566
Teledyne Technologies, Inc.(1)	16,830	1,635,371

		3,091,937
Air Transport – 1.0%
Spirit Airlines, Inc.(1)	19,000	1,201,560

		1,201,560
Asset Management & Custodian – 0.8%
Financial Engines, Inc.	19,700	892,016

		892,016
Auto Parts – 1.1%
Dorman Products, Inc.(1)	24,900	1,228,068

		1,228,068
Back Office Support, HR and Consulting – 3.8%
Huron Consulting Group, Inc.(1)	25,500	1,805,910
Robert Half International, Inc.	34,520	1,647,985
WageWorks, Inc.(1)	19,400	935,274

		4,389,169
Banks: Diversified – 2.1%
Customers Bancorp, Inc.(1)	52,997	1,060,470
Signature Bank(1)	10,344	1,305,206

		2,365,676
Biotechnology – 8.6%
Bluebird Bio, Inc.(1)	22,000	848,540
Chimerix, Inc.(1)	39,300	862,242
KYTHERA Biopharmaceuticals, Inc.(1)	20,500	786,585
Ligand Pharmaceuticals, Inc.(1)	30,407	1,894,052
NanoString Technologies, Inc.(1)	43,300	647,335
Orexigen Therapeutics, Inc.(1)	158,900	982,002
Receptos, Inc.(1)	27,200	1,158,720
Revance Therapeutics, Inc.(1)	25,000	850,000
Ultragenyx Pharmaceutical, Inc.(1)	14,944	670,836
Vital Therapies, Inc.(1)	41,410	1,128,009

		9,828,321
Building Materials – 1.1%
Simpson Manufacturing Co., Inc.	33,200	1,207,152

		1,207,152
Casinos & Gambling – 1.3%
Multimedia Games Holding Co., Inc.(1)	52,000	1,541,280

		1,541,280
Chemicals: Diversified – 1.7%
Cytec Industries, Inc.	18,815	1,983,477

		1,983,477
Chemicals: Specialty – 1.3%
Quaker Chemical Corp.	19,900	1,528,121

		1,528,121

June 30, 2014 (unaudited)	Shares	Value
Communications Technology – 3.6%
Aruba Networks, Inc.(1)	45,922	$804,554
Finisar Corp.(1)	85,559	1,689,790
RingCentral, Inc., Class A(1)	105,400	1,594,702

		4,089,046
Computer Services, Software & Systems – 7.2%
comScore, Inc.(1)	13,500	478,980
Infoblox, Inc.(1)	26,280	345,582
LogMeIn, Inc.(1)	61,400	2,862,468
Proofpoint, Inc.(1)	69,900	2,618,454
The Ultimate Software Group, Inc.(1)	14,196	1,961,461

		8,266,945
Consumer Lending – 2.1%
Portfolio Recovery Associates, Inc.(1)	39,614	2,358,221

		2,358,221
Diversified Materials & Processing – 1.5%
Hexcel Corp.(1)	41,238	1,686,634

		1,686,634
Education Services – 2.4%
Capella Education Co.	24,000	1,305,360
Grand Canyon Education, Inc.(1)	32,619	1,499,495

		2,804,855
Electronic Components – 0.3%
InvenSense, Inc.(1)	15,800	358,502

		358,502
Entertainment – 1.2%
IMAX Corp.(1)	50,400	1,435,392

		1,435,392
Financial Data & Systems – 3.1%
Euronet Worldwide, Inc.(1)	50,700	2,445,768
WEX, Inc.(1)	10,100	1,060,197

		3,505,965
Foods – 4.4%
Boulder Brands, Inc.(1)	67,100	951,478
Pinnacle Foods, Inc.	12,600	414,540
The Hain Celestial Group, Inc.(1)	21,149	1,876,762
The WhiteWave Foods Co.(1)	56,000	1,812,720

		5,055,500
Health Care Facilities – 0.8%
Surgical Care Affiliates, Inc.(1)	32,900	956,732

		956,732
Health Care Services – 2.4%
Acadia Healthcare Co., Inc.(1)	31,900	1,451,450
ExamWorks Group, Inc.(1)	40,500	1,285,065

		2,736,515
Hotel/Motel – 0.9%
Belmond Ltd., Class A(1)	74,300	1,080,322

		1,080,322

6	The accompanying notes are an integral part of these financial statements.

RS SMALL CAP GROWTH EQUITY VIP SERIES

June 30, 2014 (unaudited)	Shares	Value
Household Furnishings – 1.9%
Restoration Hardware Holdings, Inc.(1)	23,200	$2,158,760

		2,158,760
Machinery: Industrial – 0.8%
The Middleby Corp.(1)	11,469	948,716

		948,716
Medical & Dental Instruments & Supplies – 2.2%
AtriCure, Inc.(1)	62,791	1,154,099
West Pharmaceutical Services, Inc.	32,072	1,352,797

		2,506,896
Medical Equipment – 7.0%
Cyberonics, Inc.(1)	18,491	1,154,948
DexCom, Inc.(1)	39,959	1,584,774
Fluidigm Corp.(1)	38,000	1,117,200
K2M Group Holdings, Inc.(1)	61,600	916,608
NxStage Medical, Inc.(1)	125,500	1,803,435
Zeltiq Aesthetics, Inc.(1)	98,400	1,494,696

		8,071,661
Office Supplies & Equipment – 1.5%
Steelcase, Inc., Class A	114,100	1,726,333

		1,726,333
Oil Well Equipment & Services – 2.8%
Geospace Technologies Corp.(1)	14,897	820,527
Matrix Service Co.(1)	27,400	898,446
RigNet, Inc.(1)	28,103	1,512,503

		3,231,476
Oil: Crude Producers – 2.9%
Athlon Energy, Inc.(1)	20,300	968,310
Bonanza Creek Energy, Inc.(1)	22,700	1,298,213
Carrizo Oil & Gas, Inc.(1)	15,780	1,092,923

		3,359,446
Pharmaceuticals – 2.2%
Aratana Therapeutics, Inc.(1)	41,000	640,010
Pacira Pharmaceuticals, Inc.(1)	20,700	1,901,502

		2,541,512
Production Technology Equipment – 1.0%
FEI Co.	12,965	1,176,314

		1,176,314
Recreational Vehicles & Boats – 0.6%
Drew Industries, Inc.	12,700	635,127

		635,127
Restaurants – 2.3%
Red Robin Gourmet Burgers, Inc.(1)	16,300	1,160,560
Sonic Corp.(1)	68,200	1,505,856

		2,666,416
Scientific Instruments: Electrical – 2.7%
GrafTech International Ltd.(1)	140,500	1,469,630
Littelfuse, Inc.	17,300	1,608,035

		3,077,665

June 30, 2014 (unaudited)	Shares	Value
Scientific Instruments: Pollution Control – 2.7%
Clean Harbors, Inc.(1)	27,600	$1,773,300
Darling Ingredients, Inc.(1)	61,510	1,285,559

		3,058,859
Securities Brokerage & Services – 0.6%
MarketAxess Holdings, Inc.	12,974	701,374

		701,374
Semiconductors & Components – 4.2%
Ambarella, Inc.(1)	44,100	1,375,038
Microsemi Corp.(1)	86,646	2,318,647
Spansion, Inc., Class A(1)	52,600	1,108,282

		4,801,967
Specialty Retail – 3.7%
Burlington Stores, Inc.(1)	46,600	1,484,676
Lithia Motors, Inc., Class A	15,400	1,448,678
Vitamin Shoppe, Inc.(1)	31,946	1,374,317

		4,307,671
Textiles, Apparel & Shoes – 1.6%
G-III Apparel Group Ltd.(1)	22,700	1,853,682

		1,853,682
Truckers – 1.1%
Old Dominion Freight Line, Inc.(1)	19,698	1,254,369

		1,254,369
Utilities: Telecommunications – 0.7%
Cogent Communications Holdings, Inc.	23,900	825,745

		825,745
Total Common Stocks (Cost $89,798,798)		112,508,239

	Principal Amount	Value
Repurchase Agreements – 1.9%

Fixed Income Clearing Corp. Repurchase Agreement, 0.00%, dated 6/30/2014, maturity value of $2,229,000, due 7/1/2014(2)	$2,229,000	2,229,000
Total Repurchase Agreements (Cost $2,229,000)		2,229,000
Total Investments – 99.8% (Cost $92,027,798)		114,737,239
Other Assets, Net – 0.2%		226,732
Total Net Assets – 100.0%		$114,963,971

(1)	Non-income-producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Bond	2.75%	11/15/2042	$2,277,775

The accompanying notes are an integral part of these financial statements.	7

SCHEDULE OF INVESTMENTS — RS SMALL CAP GROWTH EQUITY VIP SERIES

The following is a summary of the inputs used as of June 30, 2014, in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 1a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Common Stocks	$112,508,239	$—	$—	$112,508,239
Repurchase Agreements	—	2,229,000	—	2,229,000
Total	$112,508,239	$2,229,000	$—	$114,737,239

8	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — RS SMALL CAP GROWTH EQUITY VIP SERIES

Statement of Assets and Liabilities As of June 30, 2014 (unaudited)
Assets
Investments, at value	$114,737,239
Cash	492
Receivable for investments sold	1,288,168
Receivable for fund shares subscribed	20,471
Dividends receivable	9,642
Prepaid expenses	2,441

Total Assets	116,058,453

Liabilities
Payable for investments purchased	939,826
Payable to adviser	69,335
Payable for fund shares redeemed	49,410
Accrued trustees’ fees	2,016
Accrued expenses/other liabilities	33,895

Total Liabilities	1,094,482

Total Net Assets	$114,963,971

Net Assets Consist of:
Paid-in capital	$78,410,340
Accumulated net investment loss	(406,011)
Accumulated net realized gain from investments	14,250,201
Net unrealized appreciation on investments	22,709,441

Total Net Assets	$114,963,971

Investments, at Cost	$92,027,798

Pricing of Shares
Shares of Beneficial Interest Outstanding with No Par Value	6,073,321
Net Asset Value Per Share	$18.93

Statement of Operations For the Six-Month Period Ended June 30, 2014 (unaudited)
Investment Income
Dividends	$86,558

Total Investment Income	86,558

Expenses
Investment advisory fees	435,704
Custodian fees	19,611
Professional fees	14,445
Shareholder reports	8,309
Administrative service fees	7,050
Trustees’ fees	3,590
Other expenses	3,860

Total Expenses	492,569

Net Investment Loss	(406,011)

Realized Gain/(Loss) and Change in Unrealized Appreciation/Depreciation on Investments
Net realized gain from investments	9,901,653
Net change in unrealized appreciation/depreciation on investments	(9,302,197)

Net Gain on Investments	599,456

Net Increase in Net Assets Resulting from Operations	$193,445

The accompanying notes are an integral part of these financial statements.	9

FINANCIAL INFORMATION — RS SMALL CAP GROWTH EQUITY VIP SERIES

Statements of Changes in Net Assets Six-Months-Ended Numbers are unaudited

	For the Six Months Ended 6/30/14	For the Year Ended 12/31/13

Operations
Net investment loss	$(406,011)	$(618,291)
Net realized gain from investments	9,901,653	23,929,803
Net change in unrealized appreciation/depreciation on investments	(9,302,197)	18,759,270

Net Increase in Net Assets Resulting from Operations	193,445	42,070,782

Distributions to Shareholders
Net realized gain on investments	—	(17,622,468)

Total Distributions	—	(17,622,468)

Capital Share Transactions
Proceeds from sales of shares	6,048,635	9,663,779
Reinvestment of distributions	—	17,622,468
Cost of shares redeemed	(11,843,371)	(19,285,306)

Net Increase/(Decrease) in Net Assets Resulting from Capital Share Transactions	(5,794,736)	8,000,941

Net Increase/(Decrease) in Net Assets	(5,601,291)	32,449,255

Net Assets
Beginning of period	120,565,262	88,116,007

End of period	$114,963,971	$120,565,262

Accumulated Undistributed Net Investment Loss Included in Net Assets	$(406,011)	$—

Other Information:
Shares
Sold	324,134	517,378
Reinvested	—	975,773
Redeemed	(640,349)	(1,045,928)

Net Increase/(Decrease)	(316,215)	447,223

10	The accompanying notes are an integral part of these financial statements.

This Page Intentionally Left Blank

11

FINANCIAL INFORMATION — RS SMALL CAP GROWTH EQUITY VIP SERIES

The Financial Highlights table is intended to help you understand the Fund’s financial performance for the past six reporting periods. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions).

Financial Highlights Six-Months-Ended Numbers are unaudited
	Net Asset Value, Beginning of Period	Net Investment Loss	Net Realized and Unrealized Gain/(Loss)	Total Operations	Distributions From Net Investment Income	Distributions From Net Realized Capital Gains	Total Distributions
Six Months Ended 6/30/14[1]	$18.87	$(0.07)	$0.13	$0.06	$—	$—	$—
Year Ended 12/31/13	14.83	(0.10)	7.39	7.29	—	(3.25)	(3.25)
Year Ended 12/31/12	12.84	(0.07)	2.06	1.99	—	—	—
Year Ended 12/31/11	13.14	(0.09)	(0.21)	(0.30)	—	—	—
Year Ended 12/31/10	10.30	(0.07)	2.91	2.84	—	—	—
Year Ended 12/31/09	7.51	(0.03)	2.82	2.79	—	—	—

12	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — RS SMALL CAP GROWTH EQUITY VIP SERIES

Net Asset Value, End of Period	Total Return[2]	Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets[3]	Gross Ratio of Expenses to Average Net Assets	Net Ratio of Net Investment Loss to Average Net Assets[3]	Gross Ratio of Net Investment Loss to Average Net Assets	Portfolio Turnover Rate
$18.93	0.32%	$114,964	0.85%	0.85%	(0.70)%	(0.70)%	46%
18.87	50.13%	120,565	0.85%	0.85%	(0.59)%	(0.59)%	101%
14.83	15.50%	88,116	0.88%	0.88%	(0.46)%	(0.46)%	98%
12.84	(2.28)%	85,224	0.86%	0.86%	(0.63)%	(0.63)%	97%
13.14	27.57%	100,229	0.86%	0.86%	(0.52)%	(0.52)%	121%
10.30	37.15%	118,171	0.85%	0.88%	(0.33)%	(0.36)%	177%

Distributions reflect actual per-share amounts distributed for the period.

[1]	Ratios for periods less than one year have been annualized, except for total return and portfolio turnover rate.

[2]	Total returns do not reflect the effects of charges deducted pursuant to the terms of The Guardian Insurance & Annuity Company, Inc.‘s variable contracts. Inclusion of such charges would reduce the total returns for all periods shown.

[3]	Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Loss to Average Net Assets include the effect of fee waivers and expense limitations and exclude the effect of custody credits, if applicable.

The accompanying notes are an integral part of these financial statements.	13

NOTES TO FINANCIAL STATEMENTS — RS SMALL CAP GROWTH EQUITY VIP SERIES (UNAUDITED)

June 30, 2014 (unaudited)

RS Variable Products Trust (the “Trust”), a Massachusetts business trust organized on May 18, 2006, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust currently offers nine series. RS Small Cap Growth Equity VIP Series (the “Fund”) is a series of the Trust. The Fund is a diversified fund. The financial statements for the other remaining series of the Trust are presented in separate reports.

The Fund has authorized an unlimited number of shares of beneficial interest with no par value. The Fund currently offers only Class I shares. Shares are bought and sold at closing net asset value (“NAV”). Class I shares of the Fund are only sold to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. (“GIAC”) that fund certain variable annuity and variable life insurance contracts issued by GIAC. GIAC is a wholly owned subsidiary of The Guardian Life Insurance Company of America (“Guardian Life”).

Note 1. Significant Accounting Policies

The following policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. Investment Valuations Marketable securities are valued at the last reported sale price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the mean between the closing bid and ask prices. Securities traded on the NASDAQ Stock Market, LLC (“NASDAQ”) are generally valued at the NASDAQ official closing price, which may not be the last sale price. If the NASDAQ official closing price is not available for a security, that security is generally valued using the last reported sale price, or, if no sales are reported, at the mean between the closing bid and ask prices. Short-term investments that will mature in 60 days or less are valued at amortized cost, which approximates market value. Repurchase agreements are carried at cost, which approximates market value (see Note 4d). Foreign securities are valued in the currencies of the markets in which they trade and then converted to U.S. dollars using the prevailing exchange rates at the close of the New York Stock Exchange (“NYSE”).

Securities whose values have been materially affected by events occurring before the Fund’s valuation time but after the close of the securities’ principal exchange or market may be fair valued in accordance with guidelines and procedures adopted by the Board of Trustees. In addition, if there has been a movement in the U.S. markets that exceeds a specified threshold, the values of the Fund’s investments in foreign securities are generally determined by a pricing service using pricing models designed to estimate likely changes in the values of those securities.

In accordance with Financial Accounting Standards Board (“FASB”) Codification Topic 820 (“ASC Topic 820”), fair value is defined as the price that the Fund would receive upon selling an investment in an “arm’s length” transaction to a willing buyer in the principal or most advantageous market for the investment. ASC Topic 820 established a hierarchy for classification of fair value measurements for disclosure purposes. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances. The hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — unadjusted quoted prices in active markets for identical investments

•	Level 2 — inputs other than unadjusted quoted prices that are observable either directly or indirectly (including adjusted quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A security’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Trust. The Trust considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not

14

NOTES TO FINANCIAL STATEMENTS — RS SMALL CAP GROWTH EQUITY VIP SERIES (UNAUDITED)

necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

The FASB requires reporting entities to make disclosures about purchases, sales, issuances and settlements of Level 3 securities on a gross basis. For the six months ended June 30, 2014, the Fund had no securities classified as Level 3.

The Fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 at the end of the reporting period. For the six months ended June 30, 2014, there were no transfers between Level 1, Level 2 and Level 3.

In determining a security’s placement within the hierarchy, the Trust separates the Fund’s investment portfolio into two categories: investments and derivatives (e.g., futures).

Investments Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities.

Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, state, municipal and provincial obligations, and certain foreign equity securities, including securities whose prices may have been affected by events occurring after the close of trading on their principal exchange or market and, as a result, whose values are determined by a pricing service as described above, or securities whose values are otherwise determined using fair valuation methods approved by the Fund’s Board of Trustees.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 investments include, among others, private placement securities. When observable prices are not available for these securities, the Trust uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Trust in estimating the value of Level 3 investments include, for example, the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Trust in the absence of market information. Assumptions used by the Trust due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations.

Derivatives Exchange-traded derivatives, such as futures contracts and exchange-traded option contracts, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Certain derivatives, such as generic forwards, swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2.

b. Taxes The Fund intends to continue complying with the requirements of the Internal Revenue Code to qualify as a regulated investment company and to distribute substantially all net investment income and realized net capital gains, if any, to shareholders. Therefore, the Fund does not expect to be subject to income tax, and no provision for such tax has been made.

From time to time, however, the Fund may choose to pay an excise tax if the cost of making the required distribution exceeds the amount of the excise tax.

As of June 30, 2014, the Trust has reviewed the tax positions for open periods, as applicable to the Fund, and has determined that no provision for income tax is required in the Fund’s financial statements. The Trust is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Fund recognizes interest and penalties, if any, related to unrecognized tax positions as income tax expense in the Statement of Operations. For the six months ended June 30, 2014, the Fund did not incur any such interest or penalties. The Fund is not subject to examination by U.S. federal tax authorities for tax years before 2010 and by state authorities for tax years before 2009.

c. Securities Transactions Securities transactions are accounted for on the date securities are purchased or sold (trade date). Realized gains or losses on securities transactions are determined on the basis of specific identification.

d. Foreign Currency Translation The accounting records of the Fund are maintained in U.S. dollars. Investment securities and all other assets and liabilities of the Fund denominated in a foreign currency are generally translated into U.S. dollars at the exchange rates quoted

15

NOTES TO FINANCIAL STATEMENTS — RS SMALL CAP GROWTH EQUITY VIP SERIES (UNAUDITED)

at the close of the NYSE on each business day. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates in effect on the dates of the respective transactions. The Fund does not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

e. Investment Income Dividend income is generally recorded on the ex-dividend date. Interest income, which includes amortization/accretion of premium/discount, is accrued and recorded daily.

f. Expenses Many expenses of the Trust can be directly attributed to a specific series of the Trust. Expenses that cannot be directly attributed to a specific series of the Trust are generally apportioned among all the series in the Trust, based on relative net assets.

g. Distributions to Shareholders The Fund intends to declare and distribute substantially all net investment income, if any, at least once a year. Unless the Fund is instructed otherwise, all distributions to shareholders are credited in the form of additional shares of the Fund at the net asset value, recorded on the ex-dividend date.

h. Capital Accounts Due to the timing of dividend distributions and the differences in accounting for income and realized gains/(losses) for financial statement purposes versus federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains/(losses) were recorded by the Fund.

Note 2. Transactions with Affiliates

a. Advisory Fee Under the terms of the advisory agreement, which is reviewed and approved annually by the Board of Trustees, the Fund pays an investment advisory fee to RS Investment Management Co. LLC (“RS Investments”). Guardian Investor Services LLC (“GIS”), a subsidiary of Guardian Life, holds a majority interest in RS Investments. RS Investments receives an investment advisory fee based on the average daily net assets of the Fund at an annual rate of 0.75%.

b. Compensation of Trustees and Officers Trustees and officers of the Trust who are interested persons, as defined in the 1940 Act, of RS Investments receive no compensation from the Fund for acting as such. Trustees of the Trust who are not interested persons of RS Investments receive compensation and reimbursement of expenses from the Trust.

c. Principal Underwriter RS Funds Distributor LLC (“RSFD”), a wholly owned subsidiary of RS Investments, is the principal underwriter of the Fund shares. The Trust has entered into a distribution agreement with RSFD, which governs the sale and distribution of shares of the Fund. RSFD receives no compensation from the Trust or from purchasers of the Fund shares for acting as distributor of the Class I shares. Prior to June 1, 2014, GIS served as the principal underwriter of the Fund shares.

Note 3. Federal Income Taxes

a. Distributions to Shareholders The tax character of distributions paid to shareholders during the year ended December 31, 2013, which is the most recently completed tax year, was as follows:

Ordinary Income	Long-Term Capital Gains
$3,983,484	$13,638,984

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences, and differing characterizations of distributions made by the Fund.

Permanent book and tax basis differences will result in reclassifications to paid-in capital, undistributed net investment income and accumulated undistributed net realized gain/(loss) on investments and foreign currency transactions. Undistributed net investment income and accumulated undistributed net realized gain/(loss) on investments and foreign currency transactions may include temporary book and tax differences, which will reverse in a subsequent period.

As of December 31, 2013, the Fund made the following reclassifications of permanent book and tax basis differences:

Undistributed Net Investment Loss	Accumulated Net Realized Gain
$618,291	$(618,291)

The tax basis of distributable earnings as of December 31, 2013, was as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains
$1,494,178	$3,115,766

16

NOTES TO FINANCIAL STATEMENTS — RS SMALL CAP GROWTH EQUITY VIP SERIES (UNAUDITED)

During any particular year, net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed and, therefore, are normally distributed to shareholders annually.

During the year ended December 31, 2013, the Fund utilized $38,864 of capital loss carryovers.

In determining its taxable income, current tax law permits the Fund to elect to treat all or a portion of any net capital or currency loss realized after October 31 as occurring on the first day of the following fiscal year. For the year ended December 31, 2013, the Fund had no such losses.

b. Tax Basis of Investments The cost of investments for federal income tax purposes at June 30, 2014, was $92,027,798. The gross unrealized appreciation and depreciation on investments, on a tax basis, at June 30, 2014, aggregated $25,530,548 and $(2,821,107), respectively, resulting in net unrealized appreciation of $22,709,441.

Note 4. Investments

a. Investment Purchases and Sales The cost of investments purchased and the proceeds from investments sold (excluding short-term investments) amounted to $52,750,818 and $59,629,980, respectively, for the six months ended June 30, 2014.

b. Foreign Securities Foreign securities investments involve special risks and considerations not typically associated with U.S. investments. These risks include, but are not limited to, currency risk; adverse political, regulatory, social, and economic developments; and less reliable information about issuers. Moreover, securities of some foreign companies may be less liquid and their prices more volatile than those of comparable U.S. companies.

c. Industry or Sector Concentration In its normal course of business, the Fund may invest a significant portion of its assets in companies within a limited number of industries or sectors. As a result, the Fund may be subject to a greater risk of loss than that of a fund invested in a wider spectrum of industries or sectors because the stocks of many or all of the companies in the industry, group of industries, sector, or sectors may decline in value due to developments adversely affecting the industry, group of industries, sector, or sectors.

d. Repurchase Agreements The collateral for repurchase agreements is either cash or fully negotiable U.S. government securities (including U.S. government agency securities). Repurchase agreements are fully collateralized (including the interest accrued thereon) and such collateral is marked to market daily while the agreements remain in force. If the value of the collateral falls below the repurchase price plus accrued interest, the Fund will typically require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, the Fund maintains the right to sell the collateral (although it may be prevented or delayed from doing so in certain circumstances) and may be required to claim any resulting loss against the seller.

Note 5. Temporary Borrowings

The Fund, with other funds managed by RS Investments, shares in a $400 million committed revolving credit facility from State Street Bank and Trust Company for temporary borrowing purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest is calculated based on market rates at the time of borrowing.

For the six months ended June 30, 2014, the Fund borrowed under the facility as follows:

Amount Outstanding at 6/30/14	Average Borrowing*	Days Borrowings Outstanding	Average Interest Rate*
$—	$225,891	1	1.34%
*	For the six months ended June 30, 2014, based on the number of days borrowings were outstanding.

Note 6. Review for Subsequent Events

Management has evaluated subsequent events through the issuance of the Fund’s financial statements and determined that no material events have occurred that require disclosure.

Note 7. Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

17

SUPPLEMENTAL INFORMATION (UNAUDITED)

Meeting of Shareholders

A special meeting of the shareholders of RS Variable Products Trust (the “Trust”) was held on May 23, 2014. At the meeting, the shareholders of the Trust elected Judson Bergman, Dennis M. Bushe, Margherita L. DiManni, Kenneth R. Fitzsimmons, Anne M. Goggin, Lawrence E. Harris, Christopher C. Melvin, Jr., Gloria S. Nelund, and Matthew H. Scanlan as trustees of the Trust.

Proposal to Elect Trustees

Nominee	Votes For	Votes Against/Withheld	Abstentions
Judson Bergman	243,245,382.572	3,647,510.000	0.000
Dennis M. Bushe	243,291,555.572	3,601,337.000	0.000
Margherita L. DiManni	243,228,042.572	3,664,850.000	0.000
Kenneth R. Fitzsimmons	243,213,108.572	3,679,784.000	0.000
Anne M. Goggin	243,263,137.572	3,629,755.000	0.000
Lawrence E. Harris	243,203,352.572	3,689,540.000	0.000
Christopher C. Melvin, Jr.	243,299,753.572	3,593,139.000	0.000
Gloria S. Nelund	243,334,784.572	3,558,108.000	0.000
Matthew H. Scanlan	243,184,961.572	3,707,931.000	0.000

Portfolio Holdings and Proxy Voting Procedures

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the Securities and Exchange Commission’s website at http://www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. This information is also available, without charge, upon request, by calling toll-free 800-221-3253.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, will be available (i) without charge, upon request, by calling toll-free 800-221-3253; and (ii) on the Securities and Exchange Commission’s website at http://www.sec.gov.

The Statement of Additional Information includes additional information about the Trust’s Trustees and Officers and is available, without charge, upon request by calling toll-free 800-221-3253.

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of a Fund unless accompanied or preceded by that Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

18

RS VARIABLE

PRODUCTS TRUST

RS S&P 500 INDEX VIP SERIES

NOT FDIC INSURED

MAY LOSE VALUE

NO BANK GUARANTEE

RS Funds are sold by prospectus only. You should carefully consider the investment objectives, risks, charges and expenses of the RS Funds before making an investment decision. The prospectus contains this and other important information. Please read it carefully before investing or sending money. Please visit our website at www.rsinvestments.com/VIP.htm or to obtain a printed copy, call 800.221.3253.

As with all mutual funds, the value of an investment in the Fund could decline, in which case you could lose money.

Except as otherwise specifically stated, all information, including portfolio security positions, is as of June 30, 2014. Any mention of specific securities should not be considered a recommendation to buy or sell those securities. Fund holdings will vary. The Statement of Additional Information provides further information about the investment team, including information regarding their compensation, other accounts they manage, and their ownership interests in the Fund. For information on how to receive a copy of the Statement of Additional Information, please see the back cover of the relevant prospectus or visit our website at www.rsinvestments.com/VIP.htm.

RS S&P 500 INDEX VIP SERIES

Characteristics (unaudited)

Total Net Assets: $132,233,083

Sector Allocation[1]

Top Ten Holdings[3]

Holding	% of Total Net Assets
Apple, Inc.	3.26%
Exxon Mobil Corp.	2.45%
Microsoft Corp.	1.77%
Johnson & Johnson	1.66%
General Electric Co.	1.48%
Wells Fargo & Co.	1.42%
Chevron Corp.	1.40%
Berkshire Hathaway, Inc., Class B	1.28%
JPMorgan Chase & Co.	1.23%
The Procter & Gamble Co.	1.20%
Total	17.15%

1	The Fund’s holdings are allocated to each sector based on their Russell Global Sector classification. If a holding is not classified by Russell, it is assigned a Russell designation by RS Investments. Cash includes short-term investments and net other assets and liabilities. Sector weighting differences between the portfolio and index exist due the presence of cash and other short-term assets/liabilities (including futures) in the portfolio.
2	The S&P 500® Index is an unmanaged market-capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Index results assume the reinvestment of dividends paid on the stocks constituting the index. You may not invest in the index, and, unlike the Fund, it does not incur fees and expenses.
3	Portfolio holdings are subject to change and should not be considered a recommendation to buy or sell individual securities.

3

RS S&P 500 INDEX VIP SERIES

Performance Update (unaudited)

Average Annual Total Returns

	Inception Date	Year-to-Date	1 Year	3 Year	5 Year	10 Year	Since Inception
RS S&P 500 Index VIP Series	8/25/99	7.00%	24.21%	16.29%	18.52%	7.51%	4.09%
S&P 500® Index[2]		7.14%	24.61%	16.58%	18.83%	7.78%	4.33%

Results of a Hypothetical $10,000 Investment

Performance quoted represents past performance and does not guarantee or predict future results. The Fund is the successor to The Guardian VC 500 Index Fund; performance shown includes performance of the predecessor fund for periods prior to October 9, 2006. Investment return and principal value will fluctuate, so shares, when redeemed, may be worth more or less than their original cost. The Fund’s fees and expenses are detailed in the Financial Highlights section of this report. Fees and expenses are factored into the net asset value of your shares and any performance numbers we release. Total return figures include the effect of expense limitations in effect during the periods shown, if applicable; without such limitations, the performance shown would have been lower. Performance results assume the reinvestment of dividends and capital gains. The return figures shown do not reflect the deduction of taxes that a contract owner/policyholder may pay on Fund distributions or redemption units. The actual total returns for owners of variable annuity contracts or variable life insurance policies that provide for investment in the Fund will be lower to reflect separate account and contract/policy charges. Current and month-end performance information, which may be lower or higher than that cited, is available by calling 800.221.3253 and is periodically updated on our website: www.rsinvestments.com/VIP.htm.

4

UNDERSTANDING YOUR FUND’S EXPENSES (UNAUDITED)

By investing in the Fund, you incur two types of costs: (1) transaction costs, including, as applicable, sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including, as applicable, investment advisory fees and other Fund expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2014, to June 30, 2014. The table below shows the Fund’s expenses in two ways:

Expenses based on actual return

This section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Expenses based on hypothetical 5% return for comparison purposes

This section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with the cost of investing in other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore the second section is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Expenses Paid During Period* 1/1/14-6/30/14	Expense Ratio During Period 1/1/14-6/30/14
Based on Actual Return	$1,000.00	$1,070.00	$1.44	0.28%
Based on Hypothetical Return (5% Return Before Expenses)	$1,000.00	$1,023.41	$1.40	0.28%

*	Expenses are equal to the Fund’s annualized expense ratio as indicated, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

5

SCHEDULE OF INVESTMENTS — RS S&P 500 INDEX VIP SERIES

June 30, 2014 (unaudited)	Shares	Value
Common Stocks – 98.4%
Advertising Agencies – 0.2%
Nielsen N.V.	2,114	$102,339
Omnicom Group, Inc.	1,921	136,813
The Interpublic Group of Companies, Inc.	3,155	61,554

		300,706
Aerospace – 2.0%
General Dynamics Corp.	2,419	281,934
L-3 Communications Holdings, Inc.	652	78,729
Lockheed Martin Corp.	2,009	322,907
Northrop Grumman Corp.	1,613	192,963
Raytheon Co.	2,340	215,865
Rockwell Collins, Inc.	1,006	78,609
Textron, Inc.	2,102	80,486
The Boeing Co.	5,088	647,346
United Technologies Corp.	6,264	723,179

		2,622,018
Air Transport – 0.5%
Delta Air Lines, Inc.	6,318	244,633
FedEx Corp.	2,067	312,902
Southwest Airlines Co.	5,222	140,263

		697,798
Aluminum – 0.1%
Alcoa, Inc.	8,711	129,707

		129,707
Asset Management & Custodian – 0.8%
BlackRock, Inc.	935	298,826
Franklin Resources, Inc.	3,004	173,751
Invesco Ltd.	3,222	121,631
Legg Mason, Inc.	796	40,843
Northern Trust Corp.	1,660	106,589
State Street Corp.	3,211	215,972
T. Rowe Price Group, Inc.	1,950	164,599

		1,122,211
Auto Parts – 0.5%
BorgWarner, Inc.	1,696	110,562
Delphi Automotive PLC	2,074	142,567
Genuine Parts Co.	1,144	100,443
Johnson Controls, Inc.	4,940	246,654

		600,226
Auto Services – 0.0%
The Goodyear Tire & Rubber Co.	2,051	56,977

		56,977
Automobiles – 0.6%
Ford Motor Co.	29,335	505,736
General Motors Co.	9,697	352,001

		857,737
Back Office Support, HR and Consulting – 0.7%
Accenture PLC, Class A	4,739	383,101
Automatic Data Processing, Inc.	3,584	284,139

June 30, 2014 (unaudited)	Shares	Value
Back Office Support, HR and Consulting (continued)
Iron Mountain, Inc.	1,268	$44,951
Paychex, Inc.	2,412	100,243
Robert Half International, Inc.	1,023	48,838

		861,272
Banks: Diversified – 3.8%
Bank of America Corp.(1)	78,608	1,208,205
BB&T Corp.	5,288	208,506
Comerica, Inc.	1,355	67,967
Fifth Third Bancorp	6,334	135,231
Huntington Bancshares, Inc.	6,183	58,986
KeyCorp	6,616	94,807
M&T Bank Corp.	975	120,949
Regions Financial Corp.	10,559	112,136
SunTrust Banks, Inc.	3,977	159,319
The PNC Financial Services Group, Inc.	3,973	353,796
U.S. Bancorp	13,557	587,289
Wells Fargo & Co.	35,617	1,872,029
Zions Bancorporation	1,376	40,551

		5,019,771
Banks: Savings, Thrift & Mortgage Lending – 0.1%
Hudson City Bancorp, Inc.	3,538	34,779
People’s United Financial, Inc.	2,308	35,012

		69,791
Beverage: Brewers & Distillers – 0.2%
Brown-Forman Corp., Class B	1,206	113,569
Constellation Brands, Inc., Class A(2)	1,245	109,722
Molson Coors Brewing Co., Class B	1,178	87,360

		310,651
Beverage: Soft Drinks – 1.9%
Coca-Cola Enterprises, Inc.	1,768	84,475
Dr. Pepper Snapple Group, Inc.	1,468	85,995
Keurig Green Mountain, Inc.	980	122,118
Monster Beverage Corp.(2)	1,006	71,456
PepsiCo, Inc.	11,325	1,011,776
The Coca-Cola Co.	28,184	1,193,874

		2,569,694
Biotechnology – 2.3%
AbbVie, Inc.	11,816	666,895
Alexion Pharmaceuticals, Inc.(2)	1,472	230,000
Amgen, Inc.	5,616	664,766
Baxter International, Inc.	4,041	292,164
Biogen Idec, Inc.(2)	1,759	554,630
Celgene Corp.(2)	6,042	518,887
Regeneron Pharmaceuticals, Inc.(2)	586	165,528

		3,092,870
Building Materials – 0.1%
Masco Corp.	2,651	58,852
Vulcan Materials Co.	972	61,965

		120,817

6	The accompanying notes are an integral part of these financial statements.

RS S&P 500 INDEX VIP SERIES

June 30, 2014 (unaudited)	Shares	Value
Building: Climate Control – 0.1%
Ingersoll-Rand PLC	1,924	$120,269

		120,269
Cable Television Services – 1.3%
Cablevision Systems Corp., Class A	1,593	28,117
Comcast Corp., Class A	19,389	1,040,802
DIRECTV(2)	3,525	299,660
Scripps Networks Interactive, Inc., Class A	817	66,291
Time Warner Cable, Inc.	2,064	304,027

		1,738,897
Casinos & Gambling – 0.0%
International Game Technology	1,835	29,195

		29,195
Chemicals: Diversified – 1.1%
Airgas, Inc.	506	55,109
E.I. du Pont de Nemours & Co.	6,896	451,274
Eastman Chemical Co.	1,135	99,142
Ecolab, Inc.	2,014	224,239
FMC Corp.	989	70,407
Sigma-Aldrich Corp.	889	90,216
The Dow Chemical Co.	9,044	465,404

		1,455,791
Chemicals: Specialty – 0.7%
Air Products & Chemicals, Inc.	1,575	202,576
International Flavors & Fragrances, Inc.	618	64,445
LyondellBasell Industries N.V., Class A	3,212	313,652
Praxair, Inc.	2,187	290,521

		871,194
Coal – 0.1%
CONSOL Energy, Inc.	1,705	78,550
Peabody Energy Corp.	2,018	32,994

		111,544
Commercial Services: Rental & Leasing – 0.0%
Ryder System, Inc.	416	36,645

		36,645
Commercial Vehicles & Parts – 0.1%
PACCAR, Inc.	2,636	165,620

		165,620
Communications Technology – 1.6%
Cisco Systems, Inc.	38,317	952,177
Harris Corp.	811	61,433
Juniper Networks, Inc.(2)	3,521	86,405
QUALCOMM, Inc.	12,579	996,257

		2,096,272
Computer Services, Software & Systems – 6.5%
Adobe Systems, Inc.(2)	3,456	250,076
Akamai Technologies, Inc.(2)	1,328	81,088
Autodesk, Inc.(2)	1,690	95,282
CA, Inc.	2,399	68,947

June 30, 2014 (unaudited)	Shares	Value
Computer Services, Software & Systems (continued)
Citrix Systems, Inc.(2)	1,219	$76,248
Cognizant Technology Solutions Corp., Class A(2)	4,519	221,024
Computer Sciences Corp.	1,084	68,509
F5 Networks, Inc.(2)	515	57,392
Facebook, Inc., Class A(2)	12,707	855,054
Google, Inc., Class A(2)	2,100	1,227,807
Google, Inc., Class C(2)	2,100	1,208,088
Intuit, Inc.	2,108	169,757
Microsoft Corp.(1)	56,186	2,342,956
Oracle Corp.	25,759	1,044,012
Red Hat, Inc.(2)	1,410	77,931
salesforce.com, Inc.(2)	4,175	242,484
Symantec Corp.	5,144	117,798
Teradata Corp.(2)	1,185	47,637
VeriSign, Inc.(2)	954	46,565
Yahoo!, Inc.(2)	6,983	245,313

		8,543,968
Computer Technology – 5.3%
Apple, Inc.(1)	46,445	4,316,134
EMC Corp.	15,068	396,891
Hewlett-Packard Co.	14,097	474,787
International Business Machines Corp.(1)	7,281	1,319,827
NetApp, Inc.	2,465	90,022
SanDisk Corp.	1,678	175,234
Seagate Technology PLC	2,446	138,982
Western Digital Corp.	1,565	144,449

		7,056,326
Consumer Electronics – 0.1%
Garmin Ltd.	915	55,724
Harman International Industries, Inc.	505	54,252

		109,976
Consumer Lending – 0.0%
Navient Corp.	3,189	56,477

		56,477
Consumer Services: Miscellaneous – 0.4%
eBay, Inc.(2)	8,667	433,870
H & R Block, Inc.	2,040	68,381

		502,251
Containers & Packaging – 0.2%
Ball Corp.	1,046	65,563
Bemis Co., Inc.	773	31,430
MeadWestvaco Corp.	1,299	57,494
Owens-Illinois, Inc.(2)	1,226	42,469
Sealed Air Corp.	1,441	49,239

		246,195
Copper – 0.2%
Freeport-McMoRan Copper & Gold, Inc.	7,724	281,926

		281,926

The accompanying notes are an integral part of these financial statements.	7

SCHEDULE OF INVESTMENTS — RS S&P 500 INDEX VIP SERIES

June 30, 2014 (unaudited)	Shares	Value
Cosmetics – 0.1%
Avon Products, Inc.	3,228	$47,161
The Estee Lauder Companies, Inc., Class A	1,902	141,243

		188,404
Diversified Financial Services – 3.4%
Ameriprise Financial, Inc.	1,420	170,400
Capital One Financial Corp.	4,261	351,959
Citigroup, Inc.	22,586	1,063,800
JPMorgan Chase & Co.(1)	28,168	1,623,040
Leucadia National Corp.	2,330	61,093
Morgan Stanley	10,434	337,331
The Bank of New York Mellon Corp.	8,443	316,444
The Goldman Sachs Group, Inc.	3,132	524,422

		4,448,489
Diversified Manufacturing Operations – 3.2%
3M Co.	4,683	670,793
Danaher Corp.	4,469	351,844
Dover Corp.	1,265	115,052
Eaton Corp. PLC	3,536	272,909
General Electric Co.(1)	74,629	1,961,250
Honeywell International, Inc.	5,833	542,177
Illinois Tool Works, Inc.	2,908	254,624

		4,168,649
Diversified Media – 0.9%
Discovery Communications, Inc., Class A(2)	1,655	122,933
News Corp., Class A(2)	3,704	66,450
Time Warner, Inc.	6,640	466,460
Twenty-First Century Fox, Inc., Class A	14,437	507,461

		1,163,304
Diversified Retail – 2.3%
Amazon.com, Inc.(2)	2,768	898,991
Costco Wholesale Corp.	3,271	376,688
Dollar General Corp.(2)	2,192	125,733
Dollar Tree, Inc.(2)	1,548	84,304
Family Dollar Stores, Inc.	726	48,018
Kohl’s Corp.	1,498	78,915
Macy’s, Inc.	2,741	159,033
Nordstrom, Inc.	1,065	72,345
Target Corp.	4,702	272,481
Wal-Mart Stores, Inc.	12,035	903,467

		3,019,975
Drug & Grocery Store Chains – 1.1%
CVS Caremark Corp.	8,796	662,955
Safeway, Inc.	1,714	58,859
The Kroger Co.	3,843	189,959
Walgreen Co.	6,503	482,067
Whole Foods Market, Inc.	2,767	106,889

		1,500,729

June 30, 2014 (unaudited)	Shares	Value
Electronic Components – 0.3%
Amphenol Corp., Class A	1,177	$113,392
Corning, Inc.	9,733	213,640
TE Connectivity Ltd.	3,052	188,736

		515,768
Electronic Entertainment – 0.1%
Electronic Arts, Inc.(2)	2,303	82,609

		82,609
Energy Equipment – 0.0%
First Solar, Inc.(2)	526	37,378

		37,378
Engineering & Contracting Services – 0.2%
Fluor Corp.	1,193	91,742
Jacobs Engineering Group, Inc.(2)	982	52,321
Quanta Services, Inc.(2)	1,620	56,019

		200,082
Entertainment – 1.0%
The Walt Disney Co.	12,120	1,039,169
Viacom, Inc., Class B	2,965	257,154

		1,296,323
Environmental, Maintenance, And Security Services – 0.1%
Cintas Corp.	765	48,608
Stericycle, Inc.(2)	647	76,618

		125,226
Fertilizers – 0.5%
CF Industries Holdings, Inc.	388	93,325
Monsanto Co.	3,905	487,110
The Mosaic Co.	2,522	124,713

		705,148
Financial Data & Systems – 2.2%
Alliance Data Systems Corp.(2)	384	108,000
American Express Co.	6,798	644,926
Discover Financial Services	3,503	217,116
Equifax, Inc.	908	65,866
Fidelity National Information Services, Inc.	2,163	118,403
Fiserv, Inc.(2)	1,893	114,186
MasterCard, Inc., Class A	7,591	557,711
Moody’s Corp.	1,399	122,636
The Dun & Bradstreet Corp.	280	30,856
The Western Union Co.	4,076	70,678
Total System Services, Inc.	1,230	38,634
Visa, Inc., Class A	3,771	794,588

		2,883,600
Foods – 1.5%
Campbell Soup Co.	1,331	60,973
ConAgra Foods, Inc.	3,128	92,839
General Mills, Inc.	4,646	244,101
Hormel Foods Corp.	1,002	49,449
Kellogg Co.	1,911	125,553

8	The accompanying notes are an integral part of these financial statements.

RS S&P 500 INDEX VIP SERIES

June 30, 2014 (unaudited)	Shares	Value
Foods (continued)
Kraft Foods Group, Inc.	4,436	$265,938
McCormick & Co., Inc.	976	69,872
Mead Johnson Nutrition Co.	1,500	139,755
Mondelez International, Inc., Class A	12,653	475,879
Sysco Corp.	4,352	162,982
The Hershey Co.	1,116	108,665
The JM Smucker Co.	788	83,977
Tyson Foods, Inc., Class A	2,000	75,080

		1,955,063
Fruit & Grain Processing – 0.2%
Archer-Daniels-Midland Co.	4,898	216,051

		216,051
Gas Pipeline – 0.4%
EQT Corp.	1,123	120,048
Kinder Morgan, Inc.	4,984	180,720
Spectra Energy Corp.	4,985	211,763

		512,531
Gold – 0.1%
Newmont Mining Corp.	3,704	94,230

		94,230
Health Care Facilities – 0.1%
DaVita HealthCare Partners, Inc.(2)	1,317	95,245
Tenet Healthcare Corp.(2)	737	34,595

		129,840
Health Care Management Services – 1.0%
Aetna, Inc.	2,698	218,754
CIGNA Corp.	2,035	187,159
Humana, Inc.	1,146	146,367
UnitedHealth Group, Inc.	7,358	601,516
WellPoint, Inc.	2,101	226,089

		1,379,885
Health Care Services – 0.6%
Cerner Corp.(2)	2,201	113,528
Express Scripts Holding Co.(2)	5,773	400,242
McKesson Corp.	1,712	318,791

		832,561
Home Building – 0.1%
D.R. Horton, Inc.	2,118	52,060
Lennar Corp., Class A	1,308	54,910
PulteGroup, Inc.	2,553	51,469

		158,439
Hotel/Motel – 0.3%
Marriott International, Inc., Class A	1,645	105,444
Starwood Hotels & Resorts Worldwide, Inc.	1,428	115,411
Wyndham Worldwide Corp.	973	73,676
Wynn Resorts Ltd.	615	127,649

		422,180

June 30, 2014 (unaudited)	Shares	Value
Household Appliances – 0.1%
Whirlpool Corp.	589	$82,001

		82,001
Household Equipment & Products – 0.0%
Newell Rubbermaid, Inc.	2,075	64,304

		64,304
Household Furnishings – 0.1%
Leggett & Platt, Inc.	1,034	35,445
Mohawk Industries, Inc.(2)	455	62,945

		98,390
Insurance: Life – 0.6%
Aflac, Inc.	3,391	211,090
Lincoln National Corp.	1,962	100,925
Principal Financial Group, Inc.	2,045	103,231
Prudential Financial, Inc.	3,444	305,724
Torchmark Corp.	673	55,132
Unum Group	1,930	67,087

		843,189
Insurance: Multi-Line – 2.6%
American International Group, Inc.	10,891	594,431
Aon PLC	2,240	201,802
Assurant, Inc.	544	35,659
Berkshire Hathaway, Inc., Class B(2)	13,391	1,694,765
Genworth Financial, Inc., Class A(2)	3,685	64,119
Loews Corp.	2,277	100,211
Marsh & McLennan Companies, Inc.	4,079	211,374
MetLife, Inc.	8,358	464,370
The Hartford Financial Services Group, Inc.	3,320	118,889

		3,485,620
Insurance: Property-Casualty – 0.8%
ACE Ltd.	2,505	259,768
Cincinnati Financial Corp.	1,095	52,604
The Allstate Corp.	3,326	195,303
The Chubb Corp.	1,827	168,395
The Progressive Corp.	4,074	103,317
The Travelers Companies, Inc.	2,621	246,557
XL Group PLC	2,054	67,227

		1,093,171
Leisure Time – 0.6%
Carnival Corp.	3,260	122,739
Expedia, Inc.	777	61,197
The Priceline.com, Inc.(2)	388	466,764
TripAdvisor, Inc.(2)	826	89,753

		740,453
Luxury Items – 0.1%
Fossil Group, Inc.(2)	365	38,150
Tiffany & Co.	820	82,205

		120,355

The accompanying notes are an integral part of these financial statements.	9

SCHEDULE OF INVESTMENTS — RS S&P 500 INDEX VIP SERIES

June 30, 2014 (unaudited)	Shares	Value
Machinery: Agricultural – 0.2%
Deere & Co.	2,750	$249,013

		249,013
Machinery: Construction & Handling – 0.4%
Caterpillar, Inc.	4,745	515,639

		515,639
Machinery: Engines – 0.2%
Cummins, Inc.	1,292	199,343

		199,343
Machinery: Industrial – 0.0%
Joy Global, Inc.	761	46,862

		46,862
Machinery: Tools – 0.1%
Snap-on, Inc.	433	51,319
Stanley Black & Decker, Inc.	1,158	101,696

		153,015
Medical & Dental Instruments & Supplies – 0.7%
Becton, Dickinson and Co.	1,436	169,879
Boston Scientific Corp.(2)	9,850	125,784
CR Bard, Inc.	590	84,376
DENTSPLY International, Inc.	1,055	49,954
Edwards Lifesciences Corp.(2)	815	69,960
Patterson Companies, Inc.	624	24,654
St. Jude Medical, Inc.	2,111	146,187
Stryker Corp.	2,193	184,914
Zimmer Holdings, Inc.	1,260	130,863

		986,571
Medical Equipment – 1.1%
CareFusion Corp.(2)	1,550	68,742
Covidien PLC	3,353	302,374
Intuitive Surgical, Inc.(2)	284	116,951
Medtronic, Inc.	7,445	474,693
PerkinElmer, Inc.	840	39,346
Thermo Fisher Scientific, Inc.	2,915	343,970
Varian Medical Systems, Inc.(2)	787	65,431

		1,411,507
Medical Services – 0.1%
Laboratory Corp. of America Holdings(2)	648	66,355
Quest Diagnostics, Inc.	1,074	63,033

		129,388
Metal Fabricating – 0.3%
Fastenal Co.	2,031	100,514
Precision Castparts Corp.	1,081	272,845

		373,359
Office Supplies & Equipment – 0.1%
Avery Dennison Corp.	729	37,361
Pitney Bowes, Inc.	1,507	41,623
Xerox Corp.	8,286	103,078

		182,062

June 30, 2014 (unaudited)	Shares	Value
Offshore Drilling & Other Services – 0.1%
Diamond Offshore Drilling, Inc.	528	$26,204
Transocean Ltd.	2,525	113,701

		139,905
Oil Well Equipment & Services – 2.0%
Baker Hughes, Inc.	3,252	242,111
Cameron International Corp.(2)	1,519	102,852
Ensco PLC, Class A	1,738	96,581
FMC Technologies, Inc.(2)	1,756	107,239
Halliburton Co.	6,329	449,422
Helmerich & Payne, Inc.	817	94,862
Nabors Industries Ltd.	1,941	57,007
National Oilwell Varco, Inc.	3,188	262,532
Noble Corp. PLC	1,891	63,462
NOW, Inc.(2)	797	28,859
Rowan Companies PLC, Class A	925	29,535
Schlumberger Ltd.	9,725	1,147,064

		2,681,526
Oil: Crude Producers – 2.3%
Anadarko Petroleum Corp.	3,748	410,293
Apache Corp.	2,937	295,521
Cabot Oil & Gas Corp.	3,141	107,234
Chesapeake Energy Corp.	3,767	117,078
Denbury Resources, Inc.	2,648	48,882
Devon Energy Corp.	2,849	226,211
EOG Resources, Inc.	4,064	474,919
Newfield Exploration Co.(2)	1,014	44,819
Noble Energy, Inc.	2,678	207,438
Occidental Petroleum Corp.	5,912	606,748
Pioneer Natural Resources Co.	1,064	244,518
QEP Resources, Inc.	1,334	46,023
Range Resources Corp.	1,218	105,905
Southwestern Energy Co.(2)	2,626	119,457

		3,055,046
Oil: Integrated – 5.0%
Chevron Corp.	14,201	1,853,941
ConocoPhillips	9,121	781,943
Exxon Mobil Corp.(1)	32,143	3,236,157
Hess Corp.	2,033	201,044
Marathon Oil Corp.	5,185	206,985
Murphy Oil Corp.	1,281	85,161
The Williams Cos., Inc.	5,091	296,347

		6,661,578
Oil: Refining And Marketing – 0.7%
Marathon Petroleum Corp.	2,192	171,129
ONEOK, Inc.	1,546	105,252
Phillips 66	4,371	351,560
Tesoro Corp.	981	57,555
Valero Energy Corp.	3,961	198,446

		883,942

10	The accompanying notes are an integral part of these financial statements.

RS S&P 500 INDEX VIP SERIES

June 30, 2014 (unaudited)	Shares	Value
Paints & Coatings – 0.3%
PPG Industries, Inc.	1,031	$216,665
The Sherwin-Williams Co.	635	131,388

		348,053
Paper – 0.1%
International Paper Co.	3,264	164,734

		164,734
Personal Care – 1.8%
Colgate-Palmolive Co.	6,494	442,761
Kimberly-Clark Corp.	2,823	313,974
The Clorox Co.	967	88,384
The Procter & Gamble Co.(1)	20,168	1,585,003

		2,430,122
Pharmaceuticals – 6.9%
Abbott Laboratories	11,478	469,450
Actavis PLC(2)	1,296	289,073
Allergan, Inc.	2,221	375,838
AmerisourceBergen Corp.	1,705	123,885
Bristol-Myers Squibb Co.	12,229	593,229
Cardinal Health, Inc.	2,551	174,897
Eli Lilly & Co.	7,330	455,706
Forest Laboratories, Inc.(2)	1,774	175,626
Gilead Sciences, Inc.(2)	11,442	948,656
Hospira, Inc.(2)	1,239	63,647
Johnson & Johnson(1)	21,042	2,201,414
Merck & Co., Inc.	21,873	1,265,353
Mylan, Inc.(2)	2,767	142,667
Perrigo Co. PLC	995	145,031
Pfizer, Inc.	47,478	1,409,147
Vertex Pharmaceuticals, Inc.(2)	1,754	166,069
Zoetis, Inc.	3,720	120,044

		9,119,732
Producer Durables: Miscellaneous – 0.1%
W.W. Grainger, Inc.	465	118,236

		118,236
Production Technology Equipment – 0.3%
Applied Materials, Inc.	9,009	203,153
KLA-Tencor Corp.	1,240	90,073
Lam Research Corp.	1,208	81,637

		374,863
Publishing – 0.2%
Gannett Co., Inc.	1,692	52,977
Graham Holdings Co., Class B	38	27,288
McGraw Hill Financial, Inc.	2,016	167,388
Time, Inc.(2)	830	20,103

		267,756
Radio & TV Broadcasters – 0.2%
CBS Corp., Class B	4,105	255,085

		255,085

June 30, 2014 (unaudited)	Shares	Value
Railroads – 0.9%
CSX Corp.	7,495	$230,921
Kansas City Southern	821	88,266
Norfolk Southern Corp.	2,304	237,381
Union Pacific Corp.	6,770	675,307

		1,231,875
Real Estate Investment Trusts – 2.2%
American Tower Corp.	2,939	264,451
Apartment Investment & Management Co., Class A	1,087	35,077
AvalonBay Communities, Inc.	905	128,682
Boston Properties, Inc.	1,139	134,607
Crown Castle International Corp.	2,485	184,536
Equity Residential	2,498	157,374
Essex Property Trust, Inc.	467	86,353
General Growth Properties, Inc.	3,879	91,389
HCP, Inc.	3,401	140,733
Health Care REIT, Inc.	2,157	135,179
Host Hotels & Resorts, Inc.	5,629	123,894
Kimco Realty Corp.	3,048	70,043
Plum Creek Timber Co., Inc.	1,318	59,442
Prologis, Inc.	3,717	152,732
Public Storage, Inc.	1,076	184,373
Simon Property Group, Inc.	2,338	388,763
The Macerich Co.	1,046	69,821
Ventas, Inc.	2,189	140,315
Vornado Realty Trust	1,296	138,322
Washington Prime Group, Inc.(2)	1,169	21,907
Weyerhaeuser Co.	4,349	143,908

		2,851,901
Real Estate Services – 0.1%
CBRE Group, Inc., Class A(2)	2,075	66,483

		66,483
Recreational Vehicles & Boats – 0.1%
Harley-Davidson, Inc.	1,637	114,344

		114,344
Restaurants – 1.2%
Chipotle Mexican Grill, Inc.(2)	231	136,870
Darden Restaurants, Inc.	977	45,206
McDonald’s Corp.	7,363	741,748
Starbucks Corp.	5,623	435,108
Yum! Brands, Inc.	3,295	267,554

		1,626,486
Scientific Instruments: Control & Filter – 0.7%
Allegion PLC	682	38,656
FLIR Systems, Inc.	1,048	36,397
Flowserve Corp.	1,024	76,134
Pall Corp.	834	71,215
Parker Hannifin Corp.	1,110	139,560
Rockwell Automation, Inc.	1,033	129,290

The accompanying notes are an integral part of these financial statements.	11

SCHEDULE OF INVESTMENTS — RS S&P 500 INDEX VIP SERIES

June 30, 2014 (unaudited)	Shares	Value
Scientific Instruments: Control & Filter (continued)
Roper Industries, Inc.	756	$110,384
The ADT Corp.	1,364	47,658
Tyco International Ltd.	3,424	156,135
Waters Corp.(2)	647	67,573

		873,002
Scientific Instruments: Electrical – 0.3%
AMETEK, Inc.	1,823	95,306
Emerson Electric Co.	5,229	346,997

		442,303
Scientific Instruments: Gauges & Meters – 0.1%
Agilent Technologies, Inc.	2,481	142,509

		142,509
Scientific Instruments: Pollution Control – 0.3%
Pentair PLC	1,468	105,872
Republic Services, Inc.	2,012	76,395
Waste Management, Inc.	3,216	143,852
Xylem, Inc.	1,374	53,696

		379,815
Securities Brokerage & Services – 0.5%
CME Group, Inc.	2,348	166,591
E*TRADE Financial Corp.(2)	2,145	45,603
IntercontinentalExchange Group, Inc.	856	161,698
The Charles Schwab Corp.	8,694	234,130
The NASDAQ OMX Group, Inc.	870	33,599

		641,621
Semiconductors & Components – 2.0%
Altera Corp.	2,363	82,138
Analog Devices, Inc.	2,325	125,713
Avago Technologies Ltd.	1,857	133,834
Broadcom Corp., Class A	4,106	152,415
Intel Corp.	36,983	1,142,775
Linear Technology Corp.	1,755	82,608
Microchip Technology, Inc.	1,482	72,336
Micron Technology, Inc.(2)	7,892	260,041
NVIDIA Corp.	4,123	76,441
Texas Instruments, Inc.	8,065	385,426
Xilinx, Inc.	1,985	93,910

		2,607,637
Specialty Retail – 2.1%
AutoNation, Inc.(2)	480	28,646
AutoZone, Inc.(2)	251	134,596
Bed, Bath & Beyond, Inc.(2)	1,584	90,890
Best Buy Co., Inc.	2,034	63,074
CarMax, Inc.(2)	1,661	86,389
GameStop Corp., Class A	880	35,614
L Brands, Inc.	1,814	106,409
Lowe’s Companies, Inc.	7,780	373,362
Netflix, Inc.(2)	457	201,354

June 30, 2014 (unaudited)	Shares	Value
Specialty Retail (continued)
O’Reilly Automotive, Inc.(2)	808	$121,685
PetSmart, Inc.	788	47,122
Ross Stores, Inc.	1,599	105,742
Staples, Inc.	4,841	52,476
The Gap, Inc.	1,971	81,935
The Home Depot, Inc.	10,475	848,056
The TJX Companies, Inc.	5,291	281,217
Tractor Supply Co.	1,039	62,756
Urban Outfitters, Inc.(2)	811	27,460

		2,748,783
Steel – 0.1%
Allegheny Technologies, Inc.	803	36,216
Nucor Corp.	2,369	116,673
United States Steel Corp.	1,077	28,045

		180,934
Technology: Miscellaneous – 0.0%
Jabil Circuit, Inc.	1,396	29,176

		29,176
Telecommunications Equipment – 0.1%
Motorola Solutions, Inc.	1,681	111,904

		111,904
Textiles, Apparel & Shoes – 0.8%
Coach, Inc.	2,065	70,602
Michael Kors Holdings Ltd.(2)	1,335	118,348
NIKE, Inc., Class B	5,533	429,084
PVH Corp.	620	72,292
Ralph Lauren Corp.	449	72,150
Under Armour, Inc., Class A(2)	1,196	71,150
VF Corp.	2,621	165,123

		998,749
Tobacco – 1.5%
Altria Group, Inc.	14,824	621,719
Lorillard, Inc.	2,695	164,314
Philip Morris International, Inc.	11,791	994,099
Reynolds American, Inc.	2,317	139,831

		1,919,963
Toys – 0.1%
Hasbro, Inc.	867	45,994
Mattel, Inc.	2,532	98,672

		144,666
Transportation Miscellaneous – 0.5%
Expeditors International of Washington, Inc.	1,508	66,593
United Parcel Service, Inc., Class B	5,286	542,661

		609,254
Truckers – 0.1%
C.H. Robinson Worldwide, Inc.	1,105	70,488

		70,488

12	The accompanying notes are an integral part of these financial statements.

RS S&P 500 INDEX VIP SERIES

June 30, 2014 (unaudited)	Shares	Value
Utilities: Electrical – 2.7%
AES Corp.	4,901	$76,211
Ameren Corp.	1,805	73,788
American Electric Power Co., Inc.	3,629	202,389
CMS Energy Corp.	1,984	61,802
Consolidated Edison, Inc.	2,179	125,815
Dominion Resources, Inc.	4,326	309,395
DTE Energy Co.	1,318	102,633
Duke Energy Corp.	5,255	389,868
Edison International	2,424	140,859
Entergy Corp.	1,329	109,098
Exelon Corp.	6,378	232,669
FirstEnergy Corp.	3,115	108,153
NextEra Energy, Inc.	3,239	331,933
Northeast Utilities	2,347	110,943
NRG Energy, Inc.	2,420	90,024
Pepco Holdings, Inc.	1,864	51,223
PG&E Corp.	3,405	163,508
Pinnacle West Capital Corp.	820	47,429
PPL Corp.	4,692	166,707
Public Service Enterprise Group, Inc.	3,765	153,574
SCANA Corp.	1,050	56,500
TECO Energy, Inc.	1,525	28,182
The Southern Co.	6,605	299,735
Wisconsin Energy Corp.	1,681	78,872
Xcel Energy, Inc.	3,707	119,477

		3,630,787
Utilities: Gas Distributors – 0.3%
AGL Resources, Inc.	885	48,701
CenterPoint Energy, Inc.	3,190	81,473
NiSource, Inc.	2,336	91,898
Sempra Energy	1,691	177,065

		399,137
Utilities: Miscellaneous – 0.0%
Integrys Energy Group, Inc.	608	43,247

		43,247
Utilities: Telecommunications – 2.4%
AT&T, Inc.(1)	38,730	1,369,493
CenturyLink, Inc.	4,299	155,624
Frontier Communications Corp.	7,435	43,420
Verizon Communications, Inc.	30,803	1,507,191
Windstream Holdings, Inc.	4,434	44,162

		3,119,890
Total Common Stocks (Cost $54,231,361)		130,151,030

June 30, 2014 (unaudited)	Principal Amount	Value
U.S. Government Securities – 0.1%

U.S. Treasury Note 3.125% due 5/15/2019(1)	$145,000	$155,501
Total U.S. Government Securities (Cost $143,319)		155,501

	Principal Amount	Value
Repurchase Agreements – 1.5%

State Street Bank and Trust Co. Repurchase Agreement, 0.00%, dated 6/30/2014, maturity value of $1,951,000, due 7/1/2014(3)	1,951,000	1,951,000
Total Repurchase Agreements (Cost $1,951,000)		1,951,000
Total Investments – 100.0% (Cost $56,325,680)		132,257,531
Other Liabilities, Net – 0.0%		(24,448)
Total Net Assets – 100.0%		$132,233,083

(1)	Securities are segregated to cover anticipated or existing derivative positions.
(2)	Non-income-producing security.
(3)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
FHLMC	2.00%	1/30/2023	$1,994,368

The table below presents futures contracts as of June 30, 2014:

Description	Counterparty	Number of Contracts	Expiration	Face Value (000s)	Unrealized Appreciation
Purchased Futures Contracts

E-mini S&P 500 Futures	Goldman Sachs & Co.	21	9/19/2014	$2,050	$25,231

The accompanying notes are an integral part of these financial statements.	13

SCHEDULE OF INVESTMENTS — RS S&P 500 INDEX VIP SERIES

The following is a summary of the inputs used as of June 30, 2014, in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 1a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Common Stocks	$130,151,030	$—	$—	$130,151,030
U.S. Government Securities	—	155,501	—	155,501
Repurchase Agreements	—	1,951,000	—	1,951,000
Other Financial Instruments:
Financial Futures Contracts	25,231	—	—	25,231
Total	$130,176,261	$2,106,501	$—	$132,282,762

14	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — RS S&P 500 INDEX VIP SERIES

Statement of Assets and Liabilities As of June 30, 2014 (unaudited)
Assets
Investments, at value	$132,257,531
Cash	952
Cash deposits with brokers	70,100
Dividends/interest receivable	138,595
Receivable for fund shares subscribed	10,070
Receivable for variation margin	420
Prepaid expenses	2,636

Total Assets	132,480,304

Liabilities
Payable for fund shares redeemed	181,178
Payable to adviser	17,551
Accrued trustees’ fees	2,167
Accrued expenses/other liabilities	46,325

Total Liabilities	247,221

Total Net Assets	$132,233,083

Net Assets Consist of:
Paid-in capital	$79,869,876
Accumulated undistributed net investment income	1,132,896
Accumulated net realized loss from investments and futures contracts	(24,726,771)
Net unrealized appreciation on investments and futures contracts	75,957,082

Total Net Assets	$132,233,083

Investments, at Cost	$56,325,680

Pricing of Shares
Shares of Beneficial Interest Outstanding with No Par Value	9,199,740
Net Asset Value Per Share	$14.37

Statement of Operations For the Six-Month Period Ended June 30, 2014 (unaudited)
Investment Income
Dividends	$1,312,126
Interest	2,638
Withholding taxes on foreign dividends	(71)

Total Investment Income	1,314,693

Expenses
Investment advisory fees	162,318
Custodian fees	30,080
Professional fees	14,211
Shareholder reports	9,019
Administrative service fees	7,653
Trustees’ fees	3,892
Other expenses	9,168

Total Expenses	236,341

Less: Fee waiver by adviser	(54,544)

Total Expenses, Net	181,797

Net Investment Income	1,132,896

Realized Gain/(Loss) and Change in Unrealized Appreciation/Depreciation on Investments and Futures Contracts
Net realized gain from investments	5,058,221
Net realized gain from futures contracts	230,260
Net change in unrealized appreciation/depreciation on investments	2,431,571
Net change in unrealized appreciation/depreciation on futures contracts	(21,758)

Net Gain on Investments and Futures Contracts	7,698,294

Net Increase in Net Assets Resulting from Operations	$8,831,190

The accompanying notes are an integral part of these financial statements.	15

FINANCIAL INFORMATION — RS S&P 500 INDEX VIP SERIES

Statements of Changes in Net Assets Six-Months-Ended Numbers are unaudited

	For the Six Months Ended 6/30/14	For the Year Ended 12/31/13

Operations
Net investment income	$1,132,896	$2,218,725
Net realized gain from investments and futures contracts	5,288,481	3,550,669
Net change in unrealized appreciation/depreciation on investments and futures contracts	2,409,813	28,328,968

Net Increase in Net Assets Resulting from Operations	8,831,190	34,098,362

Distributions to Shareholders
Net investment income	—	(2,226,860)

Total Distributions	—	(2,226,860)

Capital Share Transactions
Proceeds from sales of shares	2,838,865	10,401,653
Reinvestment of distributions	—	2,226,861
Cost of shares redeemed	(12,477,088)	(24,294,062)

Net Decrease in Net Assets Resulting from Capital Share Transactions	(9,638,223)	(11,665,548)

Net Increase/(Decrease) in Net Assets	(807,033)	20,205,954

Net Assets
Beginning of period	133,040,116	112,834,162

End of period	$132,233,083	$133,040,116

Accumulated Undistributed Net Investment Income Included in Net Assets	$1,132,896	$—

Other Information:
Shares
Sold	207,968	863,111
Reinvested	—	169,472
Redeemed	(910,760)	(2,029,790)

Net Decrease	(702,792)	(997,207)

16	The accompanying notes are an integral part of these financial statements.

This Page Intentionally Left Blank

17

FINANCIAL INFORMATION — RS S&P 500 INDEX VIP SERIES

The Financial Highlights table is intended to help you understand the Fund’s financial performance for the past six reporting periods. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions).

Financial Highlights Six-Months-Ended Numbers are unaudited
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gain	Total Operations	Distributions From Net Investment Income	Distributions From Net Realized Capital Gains	Total Distributions
Six Months Ended 6/30/14[1]	$13.43	$0.12	$0.82	$0.94	$—	$—	$—
Year Ended 12/31/13	10.35	0.23	3.08	3.31	(0.23)	—	(0.23)
Year Ended 12/31/12	9.12	0.20	1.23	1.43	(0.20)	—	(0.20)
Year Ended 12/31/11	9.12	0.17	—	0.17	(0.17)	—	(0.17)
Year Ended 12/31/10	8.08	0.15	1.04	1.19	(0.15)	—	(0.15)
Year Ended 12/31/09	6.52	0.15	1.56	1.71	(0.15)	—	(0.15)

18	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — RS S&P 500 INDEX VIP SERIES

Net Asset Value, End of Period	Total Return[2]	Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets[3]	Gross Ratio of Expenses to Average Net Assets	Net Ratio of Net Investment Income to Average Net Assets[3]	Gross Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate
$14.37	7.00%	$132,233	0.28%	0.36%	1.74%	1.66%	2%
13.43	32.01%	133,040	0.28%	0.36%	1.80%	1.72%	2%
10.35	15.68%	112,834	0.28%	0.41%	1.97%	1.84%	3%
9.12	1.95%	100,293	0.28%	0.38%	1.76%	1.66%	3%
9.12	14.77%	109,801	0.28%	0.37%	1.74%	1.65%	5%
8.08	26.25%	104,420	0.28%	0.36%	2.03%	1.95%	5%

Distributions reflect actual per-share amounts distributed for the period.

[1]	Ratios for periods less than one year have been annualized, except for total return and portfolio turnover rate.

[2]	Total returns do not reflect the effects of charges deducted pursuant to the terms of The Guardian Insurance & Annuity Company, Inc.‘s variable contracts. Inclusion of such charges would reduce the total returns for all periods shown.

[3]	Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income to Average Net Assets include the effect of fee waivers and expense limitations and exclude the effect of custody credits, if applicable.

The accompanying notes are an integral part of these financial statements.	19

NOTES TO FINANCIAL STATEMENTS — RS S&P 500 INDEX VIP SERIES (UNAUDITED)

June 30, 2014 (unaudited)

RS Variable Products Trust (the “Trust”), a Massachusetts business trust organized on May 18, 2006, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust currently offers nine series. RS S&P 500 Index VIP Series (the “Fund”) is a series of the Trust. The Fund is a diversified fund. The financial statements for the other remaining series of the Trust are presented in separate reports.

The Fund has authorized an unlimited number of shares of beneficial interest with no par value. The Fund currently offers only Class I shares. Shares are bought and sold at closing net asset value (“NAV”). Class I shares of the Fund are only sold to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. (“GIAC”) that fund certain variable annuity and variable life insurance contracts issued by GIAC. GIAC is a wholly owned subsidiary of The Guardian Life Insurance Company of America (“Guardian Life”).

Note 1. Significant Accounting Policies

The following policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. Investment Valuations Marketable securities are valued at the last reported sale price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the mean between the closing bid and ask prices. Securities traded on the NASDAQ Stock Market, LLC (“NASDAQ”) are generally valued at the NASDAQ official closing price, which may not be the last sale price. If the NASDAQ official closing price is not available for a security, that security is generally valued using the last reported sale price, or, if no sales are reported, at the mean between the closing bid and ask prices. Short-term investments that will mature in 60 days or less are valued at amortized cost, which approximates market value. Repurchase agreements are carried at cost, which approximates market value (see Note 4c). Foreign securities are valued in the currencies of the markets in which they trade and then converted to U.S. dollars using the prevailing exchange rates at the close of the New York Stock Exchange (“NYSE”). Future contracts shall be valued at the settlement prices established each day by the boards of trade or exchange on which they are traded.

Securities for which market quotations are not readily available or for which market quotations may be considered unreliable are valued at their fair values as determined in accordance with guidelines and procedures adopted by the Trust’s Board of Trustees.

In accordance with Financial Accounting Standards Board (“FASB”) Codification Topic 820 (“ASC Topic 820”), fair value is defined as the price that the Fund would receive upon selling an investment in an “arm’s length” transaction to a willing buyer in the principal or most advantageous market for the investment. ASC Topic 820 established a hierarchy for classification of fair value measurements for disclosure purposes. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances. The hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — unadjusted quoted prices in active markets for identical investments

•	Level 2 — inputs other than unadjusted quoted prices that are observable either directly or indirectly (including adjusted quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A security’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Trust. The Trust considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

20

NOTES TO FINANCIAL STATEMENTS — RS S&P 500 INDEX VIP SERIES (UNAUDITED)

The FASB requires reporting entities to make disclosures about purchases, sales, issuances and settlements of Level 3 securities on a gross basis. For the six months ended June 30, 2014, the Fund had no securities classified as Level 3.

The Fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 at the end of the reporting period. For the six months ended June 30, 2014, there were no transfers between Level 1, Level 2 and Level 3.

In determining a security’s placement within the hierarchy, the Trust separates the Fund’s investment portfolio into two categories: investments and derivatives (e.g., futures).

Investments Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities.

Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, state, municipal and provincial obligations, and certain foreign equity securities.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 investments include, among others, private placement securities. When observable prices are not available for these securities, the Trust uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Trust in estimating the value of Level 3 investments include, for example, the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Trust in the absence of market information. Assumptions used by the Trust due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations.

Derivatives Exchange-traded derivatives, such as futures contracts and exchange-traded option contracts, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded.

b. Taxes The Fund intends to continue complying with the requirements of the Internal Revenue Code to qualify as a regulated investment company and to distribute substantially all net investment income and realized net capital gains, if any, to shareholders. Therefore, the Fund does not expect to be subject to income tax, and no provision for such tax has been made.

From time to time, however, the Fund may choose to pay an excise tax if the cost of making the required distribution exceeds the amount of the excise tax.

As of June 30, 2014, the Trust has reviewed the tax positions for open periods, as applicable to the Fund, and has determined that no provision for income tax is required in the Fund’s financial statements. The Trust is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Fund recognizes interest and penalties, if any, related to unrecognized tax positions as income tax expense in the Statement of Operations. For the six months ended June 30, 2014, the Fund did not incur any such interest or penalties. The Fund is not subject to examination by U.S. federal tax authorities for tax years before 2010 and by state authorities for tax years before 2009.

c. Securities Transactions Securities transactions are accounted for on the date securities are purchased or sold (trade date). Realized gains or losses on securities transactions are determined on the basis of specific identification.

d. Futures Contracts The Fund may enter into financial futures contracts. In entering into such contracts, the Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the face value of the contract. Subsequent payments are received or made by the Fund each day, depending on the daily fluctuations in the values of the contracts, and are recorded for financial statement purposes as variation margin received or paid by the Fund. Daily changes in variation margin are recognized as unrealized gains or losses by the Fund. The Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

e. Investment Income Dividend income is generally recorded on the ex-dividend date. Interest income, which includes amortization/accretion of premium/discount, is accrued and recorded daily.

f. Expenses Many expenses of the Trust can be directly attributed to a specific series of the Trust. Expenses that

21

NOTES TO FINANCIAL STATEMENTS — RS S&P 500 INDEX VIP SERIES (UNAUDITED)

cannot be directly attributed to a specific series of the Trust are generally apportioned among all the series in the Trust, based on relative net assets.

g. Distributions to Shareholders The Fund intends to declare and distribute substantially all net investment income, if any, at least once a year. Distributions of net realized capital gains, if any, are declared and paid at least once a year. Unless the Fund is instructed otherwise, all distributions to shareholders are credited in the form of additional shares of the Fund at the net asset value, recorded on the ex-dividend date.

h. Capital Accounts Due to the timing of dividend distributions and the differences in accounting for income and realized gains/(losses) for financial statement purposes versus federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains/(losses) were recorded by the Fund.

Note 2. Transactions with Affiliates

a. Advisory Fee and Expense Limitation Under the terms of the advisory agreement, which is reviewed and approved annually by the Board of Trustees, the Fund pays an investment advisory fee to RS Investment Management Co. LLC (“RS Investments”). Guardian Investor Services LLC (“GIS”), a subsidiary of Guardian Life, holds a majority interest in RS Investments. RS Investments receives an investment advisory fee based on the average daily net assets of the Fund at an annual rate of 0.25%.

RS Investments has entered into a Sub-Advisory Services Agreement with GIS. GIS is responsible for providing day-to-day investment advisory services to the Fund, subject to the oversight of the Board of Trustees of the Trust and RS Investments. The sub-investment advisory fee is paid by RS Investments to GIS and does not represent a separate or additional expense to the Fund.

An expense limitation has been imposed pursuant to a written agreement between RS Investments and the Trust in effect through April 30, 2015, to limit the Fund’s total annual fund operating expenses (excluding expenses indirectly incurred by the Fund through investments in pooled investment vehicles, interest, taxes, investment-related expenses [e.g., brokerage commissions], and extraordinary expenses) to 0.28% of the average daily net assets of the Fund. To satisfy the expense limitations, certain affiliates of RS Investments, including GIS, may waive fees that would otherwise be paid by the Fund or may reimburse expenses incurred by the Fund.

RS Investments and GIS do not intend to recoup any reimbursed expenses or waived advisory fees from a prior year under expense limitations then in effect for the Fund.

b. Compensation of Trustees and Officers Trustees and officers of the Trust who are interested persons, as defined in the 1940 Act, of RS Investments receive no compensation from the Fund for acting as such. Trustees of the Trust who are not interested persons of RS Investments receive compensation and reimbursement of expenses from the Trust.

c. Principal Underwriter RS Funds Distributor LLC (“RSFD”), a wholly owned subsidiary of RS Investments, is the principal underwriter of the Fund shares. The Trust has entered into a distribution agreement with RSFD, which governs the sale and distribution of shares of the Fund. RSFD receives no compensation from the Trust or from purchasers of the Fund shares for acting as distributor of the Class I shares. Prior to June 1, 2014, GIS served as the principal underwriter of the Fund shares.

Note 3. Federal Income Taxes

a. Distributions to Shareholders The tax character of distributions paid to shareholders during the year ended December 31, 2013, which is the most recently completed tax year, was as follows:

Ordinary Income
$2,226,860

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences, and differing characterizations of distributions made by the Fund.

Permanent book and tax basis differences will result in reclassifications to paid-in capital, undistributed net investment income and accumulated undistributed net realized gain/(loss) on investments and foreign currency transactions. Undistributed net investment income and accumulated undistributed net realized gain/(loss) on investments and foreign currency transactions may include temporary book and tax differences, which will reverse in a subsequent period.

22

NOTES TO FINANCIAL STATEMENTS — RS S&P 500 INDEX VIP SERIES (UNAUDITED)

As of December 31, 2013, the Fund made the following reclassifications of permanent book and tax basis differences:

Paid-in Capital	Undistributed Net Investment Loss	Accumulated Net Realized Loss
$(10,863)	$490	$10,373

During any particular year, net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed and, therefore, are normally distributed to shareholders annually.

During the year ended December 31, 2013, the Fund utilized $3,325,406 of capital loss carryovers. Capital loss carryovers available to the Fund at December 31, 2013, were as follows:

Expiring	Amount
2016	$2,431,991
2017	17,800,138
2018	2,431,713

Total	$22,663,842

In determining its taxable income, current tax law permits the Fund to elect to treat all or a portion of any net capital or currency loss realized after October 31 as occurring on the first day of the following fiscal year. For the year ended December 31, 2013, the Fund had no such losses.

b. Tax Basis of Investments The cost of investments for federal income tax purposes at June 30, 2014, was $63,380,341. The gross unrealized appreciation and depreciation on investments, on a tax basis, at June 30, 2014, aggregated $69,372,403 and $(495,213), respectively, resulting in net unrealized appreciation of $68,877,190.

Note 4. Investments

a. Investment Purchases and Sales The cost of investments purchased and the proceeds from investments sold (excluding short-term investments) amounted to $2,229,446 and $(11,015,116), respectively, for the six months ended June 30, 2014.

b. Derivative Instruments and Hedging Activities The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure at June 30, 2014.

Derivative Instrument Type	Statement of Assets and Liabilities Location	Value
Financial Futures Contracts	Net unrealized appreciation on futures contracts*	$25,231
*	The cumulative depreciation of financial futures contracts is reported in the notes to the Schedule of Investments. Only the daily change in variation margin as of the reporting date is presented in the Statement of Assets and Liabilities. See Note 1d for additional information on futures contracts.

The following is a summary of the effect of the Fund’s derivative instruments on the Statement of Operations for the six months ended June 30, 2014.

Derivative Instrument Type	Location of Gain/ (Loss) on Derivatives Recognized in Income	Amount
Financial Futures Contracts	Net realized gain from futures contracts	$230,260

	Net change in unrealized appreciation/depreciation on futures contracts	(21,758)

The Fund held an average daily face value of $1,585,000 long position E-mini S&P 500 Futures Contracts for the six months ended June 30, 2014.

The Fund entered into financial futures contracts as a substitute for the purchase or sale of securities or when there was significant cash received from fund shares sold.

c. Repurchase Agreements The collateral for repurchase agreements is either cash or fully negotiable U.S. government securities (including U.S. government agency securities). Repurchase agreements are fully collateralized (including the interest accrued thereon) and such collateral is marked to market daily while the agreements remain in force. If the value of the collateral falls below the repurchase price plus accrued interest, the Fund will typically require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, the Fund maintains the right to sell the collateral (although it may be prevented or delayed from doing so in certain circumstances) and may be required to claim any resulting loss against the seller.

Note 5. Temporary Borrowings

The Fund, with other funds managed by RS Investments, shares in a $400 million committed revolving credit facility from State Street Bank and Trust Company for temporary borrowing purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest is calculated based on market rates at the time of borrowing.

23

NOTES TO FINANCIAL STATEMENTS — RS S&P 500 INDEX VIP SERIES (UNAUDITED)

For the six months ended June 30, 2014, the Fund did not borrow from the facility.

Note 6. Legal Matters

Two lawsuits have been filed relating to the Fund’s investment in Tribune Company in connection with a leveraged buyout transaction by which Tribune Company converted to a privately held company in 2007. One was filed in the U.S. Bankruptcy Court for the District of Delaware; the other was filed in Delaware Superior Court. Both have since been transferred to a consolidated proceeding in the U.S. District Court for the Southern District of New York. The action originally filed in Delaware Superior Court has been dismissed and is now on appeal to the Circuit Court of Appeals for the Second Circuit. The plaintiffs seek to recover amounts paid to Tribune shareholders in the leveraged buyout transaction. The Fund received $218,212 in the leveraged buyout transaction. The Fund cannot predict the outcomes of these proceedings. If the proceedings were to be decided or settled in a manner adverse to the Fund, the payment of such judgments or settlements could have a material adverse effect on the Fund’s net asset value.

Note 7. Review for Subsequent Events

Management has evaluated subsequent events through the issuance of the Fund’s financial statements and determined that no material events have occurred that require disclosure.

Note 8. Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

24

SUPPLEMENTAL INFORMATION (UNAUDITED)

Meeting of Shareholders

A special meeting of the shareholders of RS Variable Products Trust (the “Trust”) was held on May 23, 2014. At the meeting, the shareholders of the Trust elected Judson Bergman, Dennis M. Bushe, Margherita L. DiManni, Kenneth R. Fitzsimmons, Anne M. Goggin, Lawrence E. Harris, Christopher C. Melvin, Jr., Gloria S. Nelund, and Matthew H. Scanlan as trustees of the Trust.

Proposal to Elect Trustees

Nominee	Votes For	Votes Against/Withheld	Abstentions
Judson Bergman	243,245,382.572	3,647,510.000	0.000
Dennis M. Bushe	243,291,555.572	3,601,337.000	0.000
Margherita L. DiManni	243,228,042.572	3,664,850.000	0.000
Kenneth R. Fitzsimmons	243,213,108.572	3,679,784.000	0.000
Anne M. Goggin	243,263,137.572	3,629,755.000	0.000
Lawrence E. Harris	243,203,352.572	3,689,540.000	0.000
Christopher C. Melvin, Jr.	243,299,753.572	3,593,139.000	0.000
Gloria S. Nelund	243,334,784.572	3,558,108.000	0.000
Matthew H. Scanlan	243,184,961.572	3,707,931.000	0.000

Portfolio Holdings and Proxy Voting Procedures

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the Securities and Exchange Commission’s website at http://www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. This information is also available, without charge, upon request, by calling toll-free 800-221-3253.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available (i) without charge, upon request, by calling toll-free 800-221-3253; and (ii) on the Securities and Exchange Commission’s website at http://www.sec.gov.

The Statement of Additional Information includes additional information about the Trust’s Trustees and Officers and is available, without charge, upon request by calling toll-free 800-221-3253.

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of a Fund unless accompanied or preceded by that Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

25

RS VARIABLE

PRODUCTS TRUST

RS INTERNATIONAL VIP SERIES

NOT FDIC INSURED

MAY LOSE VALUE

NO BANK GUARANTEE

RS Funds are sold by prospectus only. You should carefully consider the investment objectives, risks, charges and expenses of the RS Funds before making an investment decision. The prospectus contains this and other important information. Please read it carefully before investing or sending money. Please visit our website at www.rsinvestments.com/VIP.htm or to obtain a printed copy, call 800.221.3253.

As with all mutual funds, the value of an investment in the Fund could decline, in which case you could lose money.

Except as otherwise specifically stated, all information, including portfolio security positions, is as of June 30, 2014. Any mention of specific securities should not be considered a recommendation to buy or sell those securities. Fund holdings will vary. The Statement of Additional Information provides further information about the investment team, including information regarding their compensation, other accounts they manage, and their ownership interests in the Fund. For information on how to receive a copy of the Statement of Additional Information, please see the back cover of the relevant prospectus or visit our website at www.rsinvestments.com/VIP.htm.

RS INTERNATIONAL VIP SERIES

Characteristics (unaudited)

Total Net Assets: $226,566,823

Geographical Location[1]

Top Ten Holdings[1]

Holding	Country	% of Total Net Assets
Roche Holding AG	Switzerland	3.52%
British American Tobacco PLC	United Kingdom	2.83%
Novartis AG, ADR	Switzerland	2.40%
Bayer AG (Reg S)	Germany	2.27%
Wolters Kluwer NV	Netherlands	2.22%
Royal Dutch Shell PLC, Class A	United Kingdom	1.92%
BHP Billiton Ltd.	Australia	1.79%
Daimler AG (Reg S)	Germany	1.69%
Aviva PLC	United Kingdom	1.66%
Smith & Nephew PLC	United Kingdom	1.64%
Total		21.94%

1	Portfolio holdings are subject to change and should not be considered a recommendation to buy or sell individual securities. Cash includes short-term investments and net other assets and liabilities.
2	The MSCI EAFE Index (Europe, Australasia, and Far East) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. “(Gross)” index results assume the reinvestment of dividends paid on the stocks constituting the index without any deduction of withholding taxes. Unlike the Fund, the index does not incur fees or expenses.

3

RS INTERNATIONAL VIP SERIES

Performance Update (unaudited)

Average Annual Total Returns

	Inception Date	Year-to-Date	1 Year	3 Year	5 Year	10 Year	Since Inception
RS International VIP Series	2/8/91	2.67%	21.41%	6.92%	12.95%	8.10%	7.72%
MSCI EAFE Index (Gross)[2]		5.14%	24.09%	8.59%	12.27%	7.42%	6.50%

Since inception performance for the index is measured from 1/31/91, the month end prior to the Fund’s commencement of operations.

As of July 1, 2013, the Fund is managed by a new investment team led by U-Wen Kok.

Results of a Hypothetical $10,000 Investment

The chart above shows the performance of a hypothetical $10,000 investment made 10 years ago in RS International VIP Series and in the MSCI EAFE Index (Gross). Index returns do not include the fees and expenses of the Fund, but do include the reinvestment of dividends.

Performance quoted represents past performance and does not guarantee or predict future results. The Fund is the successor to The Baillie Gifford International Growth Fund; performance shown includes performance of the predecessor fund for periods prior to October 9, 2006. Investment return and principal value will fluctuate, so shares, when redeemed, may be worth more or less than their original cost. The Fund’s fees and expenses are detailed in the Financial Highlights section of this report. Fees and expenses are factored into the net asset value of your shares and any performance numbers we release. Total return figures include the effect of expense limitations in effect during the periods shown, if applicable; without such limitations, the performance shown would have been lower. Performance results assume the reinvestment of dividends and capital gains. The return figures shown do not reflect the deduction of taxes that a contract owner/policyholder may pay on Fund distributions or redemption units. The actual total returns for owners of variable annuity contracts or variable life insurance policies that provide for investment in the Fund will be lower to reflect separate account and contract/policy charges. Current and month-end performance information, which may be lower or higher than that cited, is available by calling 800.221.3253 and is periodically updated on our website: www.rsinvestments.com/VIP.htm.

4

UNDERSTANDING YOUR FUND’S EXPENSES (UNAUDITED)

By investing in the Fund, you incur two types of costs: (1) transaction costs, including, as applicable, sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including, as applicable, investment advisory fees and other Fund expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2014, to June 30, 2014. The table below shows the Fund’s expenses in two ways:

Expenses based on actual return

This section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Expenses based on hypothetical 5% return for comparison purposes

This section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with the cost of investing in other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore the second section is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Expenses Paid During Period* 1/1/14-6/30/14	Expense Ratio During Period 1/1/14-6/30/14
Based on Actual Return	$1,000.00	$1,026.70	$4.62	0.92%
Based on Hypothetical Return (5% Return Before Expenses)	$1,000.00	$1,020.23	$4.61	0.92%

*	Expenses are equal to the Fund’s annualized expense ratio as indicated, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

5

SCHEDULE OF INVESTMENTS — RS INTERNATIONAL VIP SERIES

June 30, 2014 (unaudited)	Shares	Value
Common Stocks – 96.8%
Australia – 7.3%
Australia & New Zealand Banking Group Ltd.	64,183	$2,018,201
BHP Billiton Ltd.	119,182	4,064,658
Commonwealth Bank of Australia	37,864	2,887,814
CSL Ltd.	32,718	2,053,805
Macquarie Group Ltd.	34,462	1,938,616
Westpac Banking Corp.	60,947	1,949,457
Woodside Petroleum Ltd.	42,919	1,664,028

		16,576,579
Denmark – 2.6%
Coloplast A/S, Class B	29,171	2,639,540
Pandora A/S	23,856	1,830,799
Royal UNIBREW A/S(1)	9,113	1,432,980

		5,903,319
France – 7.8%
AXA S.A.	72,004	1,720,415
Cap Gemini S.A.	26,000	1,855,457
GDF Suez	104,395	2,876,245
Natixis	251,799	1,616,020
Orange S.A.	148,696	2,352,715
Total S.A.	49,399	3,574,000
Vinci S.A.	47,887	3,579,974

		17,574,826
Germany – 11.4%
Allianz SE (Reg S)	20,790	3,470,138
BASF SE	25,857	3,007,778
Bayer AG (Reg S)	36,486	5,147,194
Daimler AG (Reg S)	40,924	3,822,898
Deutsche Post AG (Reg S)	75,854	2,737,943
Drillisch AG	56,664	2,251,272
HeidelbergCement AG	29,630	2,524,711
Infineon Technologies AG	114,315	1,427,010
Siemens AG (Reg S)	11,133	1,469,936

		25,858,880
Hong Kong – 2.7%
Cheung Kong Holdings Ltd.	108,000	1,914,704
Hutchison Whampoa Ltd.	205,000	2,801,050
Power Assets Holdings Ltd.	112,500	986,885
Sands China Ltd.	40,800	308,998

		6,011,637
Italy – 1.9%
Enel S.p.A.	346,621	2,016,169
Intesa Sanpaolo S.p.A.	402,683	1,242,410
MARR S.p.A.	58,832	1,098,644

		4,357,223
Japan – 17.4%
Alps Electric Co. Ltd.	172,800	2,220,511
Astellas Pharma, Inc.	178,900	2,352,636
Brother Industries Ltd.	89,400	1,549,976

June 30, 2014 (unaudited)	Shares	Value
Japan (continued)
Central Japan Railway Co.	21,900	$3,126,184
Chubu Electric Power Co., Inc.(1)	81,700	1,014,670
Daito Trust Construction Co. Ltd.	15,500	1,822,630
Fujitsu Ltd.	266,000	1,993,096
Honda Motor Co. Ltd.	20,800	725,811
Mitsubishi Electric Corp.	158,000	1,951,732
Mitsubishi UFJ Financial Group, Inc.	362,400	2,224,670
Mitsui Fudosan Co. Ltd.	31,000	1,046,227
Mizuho Financial Group, Inc.	1,281,859	2,634,865
NH Foods Ltd.	90,000	1,757,175
Nippon Telegraph & Telephone Corp.	49,500	3,085,227
Obic Co. Ltd.	84,500	2,786,812
Rohto Pharmaceutical Co. Ltd.	88,720	1,380,025
SoftBank Corp.	16,500	1,229,629
Sumitomo Corp.	145,400	1,961,904
Sumitomo Mitsui Financial Group, Inc.	26,795	1,124,235
Toyota Motor Corp.	45,600	2,730,191
Tsuruha Holdings, Inc.	14,412	795,303

		39,513,509
Netherlands – 4.8%
Heineken NV	51,222	3,676,667
ING Groep NV, CVA(1)	153,531	2,154,421
Wolters Kluwer NV	169,689	5,026,433

		10,857,521
New Zealand – 0.9%
Fisher & Paykel Healthcare Corp. Ltd.	198,605	825,971
SKY Network Television Ltd.	214,668	1,291,021

		2,116,992
Norway – 2.3%
DNB ASA	151,996	2,777,163
Statoil ASA	81,145	2,494,304

		5,271,467
South Korea – 0.5%
Samsung Electronics Co. Ltd.	817	1,066,960

		1,066,960
Spain – 1.7%
Amadeus IT Holding S.A., Class A	34,921	1,439,558
Banco Bilbao Vizcaya Argentaria S.A.	70,987	904,759
Ferrovial S.A.	64,196	1,430,347

		3,774,664
Sweden – 4.6%
Intrum Justitia AB	106,405	3,173,741
NCC AB, Class B	61,835	2,128,306
Skandinaviska Enskilda Banken AB, Class A	233,544	3,117,286
Swedbank AB, Class A	75,810	2,007,988

		10,427,321

6	The accompanying notes are an integral part of these financial statements.

RS INTERNATIONAL VIP SERIES

June 30, 2014 (unaudited)	Shares	Value
Switzerland – 10.1%
Actelion Ltd. (Reg S)(1)	11,075	$1,401,759
Helvetia Holding AG (Reg S)	1,523	699,239
Nestle S.A. (Reg S)	29,195	2,262,230
Novartis AG (Reg S)	15,035	1,361,545
Novartis AG, ADR	59,993	5,431,166
Roche Holding AG	26,759	7,973,026
Swiss Life Holding AG (Reg S)(1)	4,437	1,051,754
Swisscom AG (Reg S)	3,564	2,070,243
UBS AG (Reg S)(1)	28,334	519,490

		22,770,452
United Kingdom – 20.8%
AstraZeneca PLC	9,446	702,760
Aviva PLC	429,970	3,751,393
BP PLC, ADR	36,924	1,947,741
British American Tobacco PLC	107,948	6,423,148
British Land Co. PLC	110,659	1,329,637
British Sky Broadcasting Group PLC	18,598	287,625
Britvic PLC	61,475	765,331
BT Group PLC	381,528	2,507,043
Diageo PLC	89,780	2,859,409
GlaxoSmithKline PLC	104,582	2,784,514
Glencore PLC(1)	75,823	422,540
HSBC Holdings PLC	155,479	1,577,346
Lloyds Banking Group PLC(1)	354,902	451,106
National Grid PLC	110,719	1,594,000
Next PLC	24,555	2,718,315
Reed Elsevier PLC	173,512	2,788,320
Rio Tinto PLC	39,867	2,152,588
Royal Dutch Shell PLC, Class A	105,081	4,342,234
Royal Dutch Shell PLC, Class B	76,691	3,332,997
Smith & Nephew PLC	210,366	3,723,053
Vodafone Group PLC	232,190	776,043

		47,237,143
Total Common Stocks (Cost $198,822,826)		219,318,493

	Shares	Value
Exchange-Traded Funds – 1.5%
United States – 1.5%
iShares MSCI EAFE ETF	49,647	3,394,365

		3,394,365
Total Exchange-Traded Funds (Cost $3,182,157)		3,394,365

June 30, 2014 (unaudited)	Principal Amount	Value
Repurchase Agreements – 1.5%

State Street Bank and Trust Co. Repurchase Agreement, 0.00%, dated 6/30/2014, maturity value of $3,429,000, due 7/1/2014(2)	$3,429,000	$3,429,000
Total Repurchase Agreements (Cost $3,429,000)		3,429,000
Total Investments – 99.8% (Cost $205,433,983)		226,141,858
Other Assets, Net – 0.2%		424,965
Total Net Assets – 100.0%		$226,566,823

(1)	Non-income-producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Note	1.50%	8/31/2018	$3,499,650

Legend:

ADR — American Depositary Receipt.

CVA — Certificaten Van Aandelen (Certificate of Shares).

The accompanying notes are an integral part of these financial statements.	7

SCHEDULE OF INVESTMENTS — RS INTERNATIONAL VIP SERIES

The following is a summary of the inputs used as of June 30, 2014, in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 1a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2		Level 3	Total
Common Stocks
Australia	$—	$16,576,579	*	$—	$16,576,579
Denmark	—	5,903,319	*	—	5,903,319
France	—	17,574,826	*	—	17,574,826
Germany	—	25,858,880	*	—	25,858,880
Hong Kong	—	6,011,637	*	—	6,011,637
Italy	—	4,357,223	*	—	4,357,223
Japan	—	39,513,509	*	—	39,513,509
Netherlands	—	10,857,521	*	—	10,857,521
New Zealand	825,971	1,291,021	*	—	2,116,992
Norway	—	5,271,467	*	—	5,271,467
South Korea	—	1,066,960	*	—	1,066,960
Spain	—	3,774,664	*	—	3,774,664
Sweden	—	10,427,321	*	—	10,427,321
Switzerland	5,431,166	17,339,286	*	—	22,770,452
United Kingdom	1,947,741	45,289,402	*	—	47,237,143
Exchange-Traded Funds	3,394,365	—		—	3,394,365
Repurchase Agreements	—	3,429,000		—	3,429,000
Total	$11,599,243	$214,542,615		$—	$226,141,858

*	Consists of certain foreign securities whose values were determined by a pricing service using pricing models. These investments in securities were classified as Level 2 rather than Level 1.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

(unaudited)	Investment in Securities
Balance as of 12/31/2013	$2,991,768
Change in unrealized appreciation/depreciation	(197,518)
Net realized gain	210,460
Purchases	—
Sales	(3,004,710)
Transfers into/out of Level 3	—
Balance as of 6/30/2014	$—

8	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — RS INTERNATIONAL VIP SERIES

Statement of Assets and Liabilities As of June 30, 2014 (unaudited)
Assets
Investments, at value	$226,141,858
Cash	310
Foreign currency, at value	45,992
Dividends receivable	430,584
Foreign tax reclaims receivable	260,513
Receivable for fund shares subscribed	13,602
Prepaid expenses	4,633

Total Assets	226,897,492

Liabilities
Payable to adviser	150,145
Payable for fund shares redeemed	125,305
Accrued trustees’ fees	3,955
Payable for investments purchased	51
Accrued expenses/other liabilities	51,213

Total Liabilities	330,669

Total Net Assets	$226,566,823

Net Assets Consist of:
Paid-in capital	$189,722,398
Accumulated undistributed net investment income	3,870,155
Accumulated net realized gain from investments and foreign currency transactions	12,259,457
Net unrealized appreciation on investments and translation of assets and liabilities in foreign currencies	20,714,813

Total Net Assets	$226,566,823

Investments, at Cost	$205,433,983

Foreign Currency, at Cost	$45,995

Pricing of Shares
Shares of Beneficial Interest Outstanding with No Par Value	12,784,352
Net Asset Value Per Share	$17.72

Statement of Operations For the Six-Month Period Ended June 30, 2014 (unaudited)
Investment Income
Dividends	$5,390,769
Interest	3,079
Withholding taxes on foreign dividends	(475,668)

Total Investment Income	4,918,180

Expenses
Investment advisory fees	907,404
Custodian fees	65,688
Professional fees	25,308
Shareholder reports	14,243
Administrative service fees	13,487
Trustees’ fees	6,862
Other expenses	8,030

Total Expenses	1,041,022

Net Investment Income	3,877,158

Realized Gain/(Loss) and Change in Unrealized Appreciation/Depreciation on Investments and Foreign Currency Transactions
Net realized gain from investments	9,507,434
Net realized loss from foreign currency transactions	(338,309)
Net change in unrealized appreciation/depreciation on investments	(7,090,177)
Net change in unrealized appreciation/depreciation on translation of assets and liabilities in foreign currencies	2,883

Net Gain on Investments and Foreign Currency Transactions	2,081,831

Net Increase in Net Assets Resulting from Operations	$5,958,989

The accompanying notes are an integral part of these financial statements.	9

FINANCIAL INFORMATION — RS INTERNATIONAL VIP SERIES

Statements of Changes in Net Assets Six-Months-Ended Numbers are unaudited

	For the Six Months Ended 6/30/14	For the Year Ended 12/31/13

Operations
Net investment income	$3,877,158	$3,269,237
Net realized gain from investments and foreign currency transactions	9,169,125	65,703,937
Net change in unrealized appreciation/depreciation on investments and translation of assets and liabilities in foreign currencies	(7,087,294)	(27,429,541)

Net Increase in Net Assets Resulting from Operations	5,958,989	41,543,633

Distributions to Shareholders
Net investment income	—	(3,046,975)
Net realized gain on investments	—	(59,915,299)

Total Distributions	—	(62,962,274)

Capital Share Transactions
Proceeds from sales of shares	2,543,615	8,435,805
Reinvestment of distributions	—	62,962,274
Cost of shares redeemed	(16,588,512)	(36,322,472)

Net Increase/(Decrease) in Net Assets Resulting from Capital Share Transactions	(14,044,897)	35,075,607

Net Increase/(Decrease) in Net Assets	(8,085,908)	13,656,966

Net Assets
Beginning of period	234,652,731	220,995,765

End of period	$226,566,823	$234,652,731

Distributions in Excess of Net Investment Income Included in Net Assets	$—	$(7,003)

Accumulated Undistributed Net Investment Income Included in Net Assets	$3,870,155	$—

Other Information:
Shares
Sold	146,953	394,071
Reinvested	—	3,779,248
Redeemed	(957,005)	(1,693,602)

Net Increase/(Decrease)	(810,052)	2,479,717

10	The accompanying notes are an integral part of these financial statements.

This Page Intentionally Left Blank

11

FINANCIAL INFORMATION — RS INTERNATIONAL VIP SERIES

The Financial Highlights table is intended to help you understand the Fund’s financial performance for the past six reporting periods. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions).

Financial Highlights Six-Months-Ended Numbers are unaudited
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gain/(Loss)	Total Operations	Distributions From Net Investment Income	Distributions From Net Realized Capital Gains	Total Distributions
Six Months Ended 6/30/14[1]	$17.26	$0.30	$0.16	$0.46	$—	$—	$—
Year Ended 12/31/13	19.88	0.33	3.44	3.77	(0.31)	(6.08)	(6.39)
Year Ended 12/31/12	16.99	0.23	2.88	3.11	(0.22)	—	(0.22)
Year Ended 12/31/11	19.68	0.27	(2.58)	(2.31)	(0.22)	(0.16)	(0.38)
Year Ended 12/31/10	17.51	0.25	2.23	2.48	(0.31)	—	(0.31)
Year Ended 12/31/09	12.81	0.26	4.73	4.99	(0.28)	(0.01)	(0.29)

12	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — RS INTERNATIONAL VIP SERIES

Net Asset Value, End of Period	Total Return[2]	Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets[3]	Gross Ratio of Expenses to Average Net Assets	Net Ratio of Net Investment Income to Average Net Assets[3]	Gross Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate
$17.72	2.67%	$226,567	0.92%	0.92%	3.42%	3.42%	119%
17.26	20.11%	234,653	0.92%	0.92%	1.45%	1.45%	205%	[4]
19.88	18.35%	220,996	0.92%	0.92%	1.18%	1.18%	21%
16.99	(11.65)%	208,247	0.91%	0.91%	1.40%	1.40%	14%
19.68	14.19%	255,934	0.91%	0.91%	1.33%	1.33%	87%
17.51	38.98%	249,067	0.92%	0.92%	1.74%	1.74%	23%

Distributions reflect actual per-share amounts distributed for the period.

[1]	Ratios for periods less than one year have been annualized, except for total return and portfolio turnover rate.

[2]	Total returns do not reflect the effects of charges deducted pursuant to the terms of The Guardian Insurance & Annuity Company, Inc.’s variable contracts. Inclusion of such charges would reduce the total returns for all periods shown.

[3]	Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income to Average Net Assets include the effect of fee waivers and expense limitations and exclude the effect of custody credits, if applicable.

[4]	The portfolio turnover rate was significantly higher than in prior periods due to trading in the Fund by the Fund’s new portfolio management team, effective as of July 1, 2013.

The accompanying notes are an integral part of these financial statements.	13

NOTES TO FINANCIAL STATEMENTS — RS INTERNATIONAL VIP SERIES (UNAUDITED)

June 30, 2014 (unaudited)

RS Variable Products Trust (the “Trust”), a Massachusetts business trust organized on May 18, 2006, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust currently offers nine series. RS International VIP Series (formerly RS International Growth VIP Series) (the “Fund”) is a series of the Trust. The Fund is a diversified fund. The financial statements for the other remaining series of the Trust are presented in separate reports.

The Fund has authorized an unlimited number of shares of beneficial interest with no par value. The Fund currently offers only Class I shares. Shares are bought and sold at closing net asset value (“NAV”). Class I shares of the Fund are only sold to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. (“GIAC”) that fund certain variable annuity and variable life insurance contracts issued by GIAC. GIAC is a wholly owned subsidiary of The Guardian Life Insurance Company of America (“Guardian Life”).

Note 1. Significant Accounting Policies

The following policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. Investment Valuations Marketable securities are valued at the last reported sale price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the mean between the closing bid and ask prices. Securities traded on the NASDAQ Stock Market, LLC (“NASDAQ”) are generally valued at the NASDAQ official closing price, which may not be the last sale price. If the NASDAQ official closing price is not available for a security, that security is generally valued using the last reported sale price, or, if no sales are reported, at the mean between the closing bid and ask prices. Short-term investments that will mature in 60 days or less are valued at amortized cost, which approximates market value. Repurchase agreements are carried at cost, which approximates market value (see Note 4d). Foreign securities are valued in the currencies of the markets in which they trade and then converted to U.S. dollars using the prevailing exchange rates, and forward foreign currency contracts are valued at the mean between the bid and ask prices at the close of the New York Stock Exchange (“NYSE”).

Securities for which market quotations are not readily available or for which market quotations may be considered unreliable are valued at their fair values as determined in accordance with guidelines and procedures adopted by the Trust’s Board of Trustees.

Securities whose values have been materially affected by events occurring before the Fund’s valuation time but after the close of the securities’ principal exchange or market may be fair valued in accordance with guidelines and procedures adopted by the Board of Trustees. In addition, the values of the Fund’s investments in foreign securities are generally determined by a pricing service using pricing models designed to estimate likely changes in the values of those securities.

In accordance with Financial Accounting Standards Board (“FASB”) Codification Topic 820 (“ASC Topic 820”), fair value is defined as the price that the Fund would receive upon selling an investment in an “arm’s length” transaction to a willing buyer in the principal or most advantageous market for the investment. ASC Topic 820 established a hierarchy for classification of fair value measurements for disclosure purposes. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances. The hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — unadjusted quoted prices in active markets for identical investments

•	Level 2 — inputs other than unadjusted quoted prices that are observable either directly or indirectly (including adjusted quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A security’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Trust. The Trust considers observable data to be that market data which is readily

14

NOTES TO FINANCIAL STATEMENTS — RS INTERNATIONAL VIP SERIES (UNAUDITED)

available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

The FASB requires reporting entities to make disclosures about purchases, sales, issuances and settlements of Level 3 securities on a gross basis. For the six months ended June 30, 2014, the Fund had one security classified as Level 3.

The Fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 at the end of the reporting period. Transfers between Levels 1 and 2 related to certain exchange-traded foreign securities whose prices may have been affected by events occurring after the close of trading on the exchange and, as a result, whose values were determined by a pricing service using pricing models in accordance with methods approved by the Funds’ Board of Trustees.

Transfers into and out of each level of the fair value hierarchy for the six months ended June 30, 2014, were as follows:

	Transfers into Level 1	Transfers (out) of Level 1	Transfers into Level 2	Transfers (out) of Level 2	Transfers into Level 3	Transfers (out) of Level 3
Common Stocks	$825,971	$(3,371,596)	$3,371,596	$(825,971)	$—	$—

In determining a security’s placement within the hierarchy, the Trust separates the Fund’s investment portfolio into two categories: investments and derivatives (e.g., futures).

Investments Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities.

Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, state, municipal and provincial obligations, and certain foreign equity securities, including securities whose prices may have been affected by events occurring after the close of trading on their principal exchange or market and, as a result, whose values are determined by a pricing service as described above, or securities whose values are otherwise determined using fair valuation methods approved by the Fund’s Board of Trustees.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 investments include, among others, private placement securities. When observable prices are not available for these securities, the Trust uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Trust in estimating the value of Level 3 investments include, for example, the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Trust in the absence of market information. Assumptions used by the Trust due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations.

Derivatives Exchange-traded derivatives, such as futures contracts and exchange-traded option contracts, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Certain derivatives, such as generic forwards, swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2.

b. Taxes The Fund intends to continue complying with the requirements of the Internal Revenue Code to qualify as a regulated investment company and to distribute substantially all net investment income and realized net capital gains, if any, to shareholders. Therefore, the Fund does not expect to be subject to income tax, and no provision for such tax has been made.

From time to time, however, the Fund may choose to pay an excise tax if the cost of making the required distribution exceeds the amount of the excise tax.

As of June 30, 2014, the Trust has reviewed the tax positions for open periods, as applicable to the Fund, and has determined that no provision for income tax is required in the Fund’s financial statements. The Trust is

15

NOTES TO FINANCIAL STATEMENTS — RS INTERNATIONAL VIP SERIES (UNAUDITED)

not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Fund recognizes interest and penalties, if any, related to unrecognized tax positions as income tax expense in the Statement of Operations. For the six months ended June 30, 2014, the Fund did not incur any such interest or penalties. The Fund is not subject to examination by U.S. federal tax authorities for tax years before 2010 and by state authorities for tax years before 2009.

c. Securities Transactions Securities transactions are accounted for on the date securities are purchased or sold (trade date). Realized gains or losses on securities transactions are determined on the basis of specific identification.

d. Foreign Currency Translation The accounting records of the Fund are maintained in U.S. dollars. Investment securities and all other assets and liabilities of the Fund denominated in a foreign currency are generally translated into U.S. dollars at the exchange rates quoted at the close of the NYSE on each business day. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates in effect on the dates of the respective transactions. The Fund does not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

e. Forward Foreign Currency Contracts The Fund may enter into forward foreign currency contracts. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward exchange rate. Risks may arise from the potential inability of the Fund’s counterparty to meet the terms of a contract and from unanticipated movements in the value of a currency relative to another currency. Fluctuations in the values of forward foreign currency contracts are recorded for book purposes as unrealized gains or losses from translation of other assets and liabilities denominated in foreign currencies by the Fund. When a forward contract is closed, the Fund will record a realized gain or loss equal to the increase or decrease in the value of such forward contract between the time it was opened and the time it was closed. Such amounts are recorded as net realized gains or losses on foreign currency related transactions.

f. Investment Income Dividend income is generally recorded on the ex-dividend date. Interest income, which includes amortization/accretion of premium/discount, is accrued and recorded daily.

g. Expenses Many expenses of the Trust can be directly attributed to a specific series of the Trust. Expenses that cannot be directly attributed to a specific series of the Trust are generally apportioned among all the series in the Trust, based on relative net assets.

h. Distributions to Shareholders The Fund intends to declare and distribute substantially all net investment income, if any, at least once a year. Distributions of net realized capital gains, if any, are declared and paid at least once a year. Unless the Fund is instructed otherwise, all distributions to shareholders are credited in the form of additional shares of the Fund at the net asset value, recorded on the ex-dividend date.

i. Capital Accounts Due to the timing of dividend distributions and the differences in accounting for income and realized gains/(losses) for financial statement purposes versus federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains/(losses) were recorded by the Fund.

Note 2. Transactions with Affiliates

a. Advisory Fee Under the terms of the advisory agreement, which is reviewed and approved annually by the Board of Trustees, the Fund pays an investment advisory fee to RS Investment Management Co. LLC (“RS Investments”). Guardian Investor Services LLC (“GIS”), a subsidiary of Guardian Life, holds a majority interest in RS Investments. RS Investments receives an investment advisory fee based on the average daily net assets of the Fund at an annual rate of 0.80%.

b. Compensation of Trustees and Officers Trustees and officers of the Trust who are interested persons, as defined in the 1940 Act, of RS Investments receive no compensation from the Fund for acting as such. Trustees of the Trust who are not interested persons of RS Investments receive compensation and reimbursement of expenses from the Trust.

c. Principal Underwriter RS Funds Distributor LLC (“RSFD”), a wholly owned subsidiary of RS Investments, is the principal underwriter of the Fund shares. The Trust has entered into a distribution agreement with RSFD, which governs the sale and distribution of shares of the Fund. RSFD receives no compensation from the Trust or from purchasers of the Fund shares for acting as distributor of the Class I shares. Prior to June 1, 2014, GIS served as the principal underwriter of the Fund shares.

16

NOTES TO FINANCIAL STATEMENTS — RS INTERNATIONAL VIP SERIES (UNAUDITED)

Note 3. Federal Income Taxes

a. Distributions to Shareholders The tax character of distributions paid to shareholders during the year ended December 31, 2013, which is the most recently completed tax year, was as follows:

Ordinary Income	Long-Term Capital Gains
$9,007,848	$53,954,426

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences, and differing characterizations of distributions made by the Fund.

Permanent book and tax basis differences will result in reclassifications to paid-in capital, undistributed net investment income and accumulated undistributed net realized gain/(loss) on investments and foreign currency transactions. Undistributed net investment income and accumulated undistributed net realized gain/(loss) on investments and foreign currency transactions may include temporary book and tax differences, which will reverse in a subsequent period.

As of December 31, 2013, the Fund made the following reclassifications of permanent book and tax basis differences:

Undistributed Net Investment Loss	Accumulated Net Realized Gain
$147,785	$(147,785)

The tax basis of distributable earnings as of December 31, 2013, was as follows:

Undistributed Ordinary Income
$3,533,740

During any particular year, net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed and, therefore, are normally distributed to shareholders annually.

During the year ended December 31, 2013, the Fund utilized $2,192,124 of capital loss carryovers.

In determining its taxable income, current tax law permits the Fund to elect to treat all or a portion of any net capital or currency loss realized after October 31 as occurring on the first day of the following fiscal year. For the year ended December 31, 2013, the Fund elected to defer net capital losses of $117,737.

b. Tax Basis of Investments The cost of investments for federal income tax purposes at June 30, 2014, was $206,561,969. The gross unrealized appreciation and depreciation on investments, on a tax basis, at June 30, 2014, aggregated $21,101,092 and $(1,521,203), respectively, resulting in net unrealized appreciation of $19,579,889.

Note 4. Investments

a. Investment Purchases and Sales The cost of investments purchased and the proceeds from investments sold (excluding short-term investments) amounted to $267,701,251 and $276,631,780, respectively, for the six months ended June 30, 2014.

b. Foreign Securities Foreign securities investments involve special risks and considerations not typically associated with U.S. investments. These risks include, but are not limited to, currency risk; adverse political, regulatory, social, and economic developments; and less reliable information about issuers. Moreover, securities of some foreign companies may be less liquid and their prices more volatile than those of comparable U.S. companies.

c. Industry or Sector Concentration In its normal course of business, the Fund may invest a significant portion of its assets in companies within a limited number of industries or sectors. As a result, the Fund may be subject to a greater risk of loss than that of a fund invested in a wider spectrum of industries or sectors because the stocks of many or all of the companies in the industry, group of industries, sector, or sectors may decline in value due to developments adversely affecting the industry, group of industries, sector, or sectors.

d. Repurchase Agreements The collateral for repurchase agreements is either cash or fully negotiable U.S. government securities (including U.S. government agency securities). Repurchase agreements are fully collateralized (including the interest accrued thereon) and such collateral is marked to market daily while the agreements remain in force. If the value of the collateral falls below the repurchase price plus accrued interest, the Fund will typically require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, the Fund maintains the right to sell the collateral (although it may be prevented or delayed from doing so in certain circumstances) and may be required to claim any resulting loss against the seller.

17

NOTES TO FINANCIAL STATEMENTS — RS INTERNATIONAL VIP SERIES (UNAUDITED)

Note 5. Temporary Borrowings

The Fund, with other funds managed by RS Investments, shares in a $400 million committed revolving credit facility from State Street Bank and Trust Company for temporary borrowing purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest is calculated based on market rates at the time of borrowing.

For the six months ended June 30, 2014, the Fund borrowed under the facility as follows:

Amount Outstanding at 6/30/14	Average Borrowing*	Days Borrowings Outstanding	Average Interest Rate*
$—	$225,945	3	1.34%
*	For the six months ended June 30, 2014, based on the number of days borrowings were outstanding.

Note 6. Review for Subsequent Events

Management has evaluated subsequent events through the issuance of the Fund’s financial statements and determined that no material events have occurred that require disclosure.

Note 7. Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

18

SUPPLEMENTAL INFORMATION (UNAUDITED)

Meeting of Shareholders

A special meeting of the shareholders of RS Variable Products Trust (the “Trust”) was held on May 23, 2014. At the meeting, the shareholders of the Trust elected Judson Bergman, Dennis M. Bushe, Margherita L. DiManni, Kenneth R. Fitzsimmons, Anne M. Goggin, Lawrence E. Harris, Christopher C. Melvin, Jr., Gloria S. Nelund, and Matthew H. Scanlan as trustees of the Trust.

Proposal to Elect Trustees

Nominee	Votes For	Votes Against/Withheld	Abstentions
Judson Bergman	243,245,382.572	3,647,510.000	0.000
Dennis M. Bushe	243,291,555.572	3,601,337.000	0.000
Margherita L. DiManni	243,228,042.572	3,664,850.000	0.000
Kenneth R. Fitzsimmons	243,213,108.572	3,679,784.000	0.000
Anne M. Goggin	243,263,137.572	3,629,755.000	0.000
Lawrence E. Harris	243,203,352.572	3,689,540.000	0.000
Christopher C. Melvin, Jr.	243,299,753.572	3,593,139.000	0.000
Gloria S. Nelund	243,334,784.572	3,558,108.000	0.000
Matthew H. Scanlan	243,184,961.572	3,707,931.000	0.000

Portfolio Holdings and Proxy Voting Procedures

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the Securities and Exchange Commission’s website at http://www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. This information is also available, without charge, upon request, by calling toll-free 800-221-3253.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available (i) without charge, upon request, by calling toll-free 800-221-3253; and (ii) on the Securities and Exchange Commission’s website at http://www.sec.gov.

The Statement of Additional Information includes additional information about the Trust’s Trustees and Officers and is available, without charge, upon request by calling toll-free 800-221-3253.

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of a Fund unless accompanied or preceded by that Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

19

RS VARIABLE

PRODUCTS TRUST

RS EMERGING MARKETS VIP SERIES

NOT FDIC INSURED

MAY LOSE VALUE

NO BANK GUARANTEE

RS Funds are sold by prospectus only. You should carefully consider the investment objectives, risks, charges and expenses of the RS Funds before making an investment decision. The prospectus contains this and other important information. Please read it carefully before investing or sending money. Please visit our website at www.rsinvestments.com/VIP.htm or to obtain a printed copy, call 800.221.3253.

As with all mutual funds, the value of an investment in the Fund could decline, in which case you could lose money.

Except as otherwise specifically stated, all information, including portfolio security positions, is as of June 30, 2014. Any mention of specific securities should not be considered a recommendation to buy or sell those securities. Fund holdings will vary. The Statement of Additional Information provides further information about the investment team, including information regarding their compensation, other accounts they manage, and their ownership interests in the Fund. For information on how to receive a copy of the Statement of Additional Information, please see the back cover of the relevant prospectus or visit our website at www.rsinvestments.com/VIP.htm.

RS EMERGING MARKETS VIP SERIES

Characteristics (unaudited)

Total Net Assets: $72,828,325

Geographical Location[1]

Top Ten Holdings[1]

Holding	Country	% of Total Net Assets
Samsung Electronics Co. Ltd.	South Korea	3.54%
Taiwan Semiconductor Manufacturing Co. Ltd.	Taiwan	3.52%
Hyundai Motor Co.	South Korea	2.07%
China Construction Bank Corp., H shares	People's Republic of China	2.03%
Tencent Holdings Ltd.	People's Republic of China	1.87%
Bank of China Ltd., H shares	People's Republic of China	1.57%
Sasol Ltd.	South Africa	1.56%
China Petroleum & Chemical Corp., H shares	People's Republic of China	1.51%
PetroChina Co. Ltd., H shares	People's Republic of China	1.40%
SK Telecom Co. Ltd., ADR	South Korea	1.29%
Total		20.36%

1	Portfolio holdings are subject to change and should not be considered a recommendation to buy or sell individual securities. Cash includes short-term investments and net other assets and liabilities.
2	The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity performance of emerging markets. “(Gross)” index results assume the reinvestment of dividends paid on the stocks constituting the index without any deduction of withholding taxes. Unlike the Fund, the index does not incur fees or expenses.

3

RS EMERGING MARKETS VIP SERIES

Performance Update (unaudited)

Average Annual Total Returns

	Inception Date	Year-To-Date	1 Year	3 Year	5 Year	10 Year	Since Inception
RS Emerging Markets VIP Series	10/17/94	3.79%	16.24%	-2.36%	7.94%	12.25%	8.36%
MSCI Emerging Markets Index (Gross)[2]		6.32%	14.68%	-0.06%	9.58%	12.30%	5.68%

Since inception performance for the index is measured from 9/30/94, the month end prior to the Fund’s commencement of operations.

As of March 1, 2013, the fund is managed by a new investment team led by Michael Reynal.

Results of a Hypothetical $10,000 Investment

The chart above shows the performance of a hypothetical $10,000 investment made 10 years ago in RS Emerging Markets VIP Series and the MSCI Emerging Markets Index (Gross). Index returns do not include the fees and expenses of the Fund, but do include the reinvestment of dividends.

Performance quoted represents past performance and does not guarantee or predict future results. The Fund is the successor to The Baillie Gifford Emerging Markets Fund; performance shown includes performance of the predecessor fund for periods prior to October 9, 2006. Investment return and principal value will fluctuate, so shares, when redeemed, may be worth more or less than their original cost. The Fund’s fees and expenses are detailed in the Financial Highlights section of this report. Fees and expenses are factored into the net asset value of your shares and any performance numbers we release. Total return figures include the effect of expense limitations in effect during the periods shown, if applicable; without such limitations, the performance shown would have been lower. Performance results assume the reinvestment of dividends and capital gains. The return figures shown do not reflect the deduction of taxes that a contract owner/policyholder may pay on Fund distributions or redemption units. The actual total returns for owners of variable annuity contracts or variable life insurance policies that provide for investment in the Fund will be lower to reflect separate account and contract/policy charges. Current and month-end performance information, which may be lower or higher than that cited, is available by calling 800.221.3253 and is periodically updated on our website: www.rsinvestments.com/VIP.htm.

4

UNDERSTANDING YOUR FUND’S EXPENSES (UNAUDITED)

By investing in the Fund, you incur two types of costs: (1) transaction costs, including, as applicable, sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including, as applicable, investment advisory fees and other Fund expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2014, to June 30, 2014. The table below shows the Fund’s expenses in two ways:

Expenses based on actual return

This section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Expenses based on hypothetical 5% return for comparison purposes

This section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with the cost of investing in other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore the second section is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Expenses Paid During Period* 1/1/14-6/30/14	Expense Ratio During Period 1/1/14-6/30/14
Based on Actual Return	$1,000.00	$1,037.90	$6.72	1.33%
Based on Hypothetical Return (5% Return Before Expenses)	$1,000.00	$1,018.20	$6.66	1.33%

*	Expenses are equal to the Fund’s annualized expense ratio as indicated, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

5

SCHEDULE OF INVESTMENTS — RS EMERGING MARKETS VIP SERIES

June 30, 2014 (unaudited)	Shares	Value
Common Stocks – 93.3%
Argentina – 0.4%
YPF S.A., ADR	8,653	$282,780

		282,780
Brazil – 6.3%
AMBEV S.A., ADR	116,318	818,879
BB Seguridade Participacoes S.A.	57,100	838,345
Duratex S.A.	58,410	238,451
Estacio Participacoes S.A.	27,900	369,348
Even Construtora e Incorporadora S.A.	60,000	177,868
Petroleo Brasileiro S.A., ADR	48,757	713,315
Sao Martinho S.A.	26,800	485,178
Ser Educacional S.A.	39,300	454,098
Ultrapar Participacoes S.A., ADR	21,379	504,545

		4,600,027
Chile – 1.1%
Banco de Chile	2,143,666	285,026
Enersis S.A., ADR	31,306	527,506

		812,532
Colombia – 0.5%
Cemex Latam Holdings S.A.(1)	38,151	373,890

		373,890
Greece – 1.1%
Hellenic Telecommunications Organization S.A.(1)	22,970	339,259
Piraeus Bank S.A.(1)	222,540	492,886

		832,145
Hong Kong – 1.8%
China Pioneer Pharma Holdings Ltd.	946,000	569,979
Sands China Ltd.	54,400	411,997
Sound Global Ltd.(1)	360,000	337,113

		1,319,089
India – 7.5%
Bank of Baroda	34,692	506,019
Bharat Petroleum Corp. Ltd.	29,527	294,580
CESC Ltd.	21,998	258,433
Container Corp. of India Ltd.	16,030	318,564
HCL Technologies Ltd.	26,565	664,161
HDFC Bank Ltd., ADR	8,920	417,634
ICICI Bank Ltd., ADR	18,201	908,230
Lupin Ltd.	41,981	732,943
NMDC Ltd.	48,411	146,234
Raymond Ltd.	53,559	360,046
Tata Motors Ltd., ADR	21,991	858,969

		5,465,813

June 30, 2014 (unaudited)	Shares	Value
Indonesia – 2.4%
PT Adaro Energy Tbk	2,707,756	$268,888
PT Bank Rakyat Indonesia (Persero) Tbk	954,900	832,015
PT Telekomunikasi Indonesia (Persero) Tbk	3,142,800	653,710

		1,754,613
Malaysia – 1.7%
Muhibbah Engineering (M) Bhd	345,000	321,065
Telekom Malaysia Bhd	193,400	382,437
Tenaga Nasional Bhd	148,319	563,467

		1,266,969
Mexico – 4.8%
America Movil S.A.B. de C.V., ADR, Series L	16,532	343,039
Arca Continental S.A.B. de C.V.	87,500	592,439
Banregio Grupo Financiero S.A.B. de C.V.	36,500	216,465
Cemex S.A.B. de C.V.(1)	358,173	474,030
Gruma S.A.B. de C.V., Class B(1)	37,997	454,757
Grupo Financiero Inbursa S.A.B. de C.V.	188,400	561,562
Grupo Mexico S.A.B. de C.V., Series B	144,054	480,680
Promotora y Operadora de Infraestructura S.A.B. de C.V.(1)	27,900	372,237

		3,495,209
People’s Republic of China – 16.7%
Bank of China Ltd., H shares	2,546,000	1,139,879
China Communications Construction Co. Ltd., H shares	619,000	416,460
China Construction Bank Corp., H shares	1,956,638	1,479,709
China Mobile Ltd.	70,758	687,254
China Petroleum & Chemical Corp., H shares	1,151,594	1,096,351
China Resources Cement Holdings Ltd.	392,000	245,769
China Shenhua Energy Co. Ltd., H shares	120,000	346,654
China Singyes Solar Technologies Holdings Ltd.(1)	140,000	238,022
China Unicom Hong Kong Ltd.	244,000	375,832
Huadian Power International Corp. Ltd., H shares	662,000	401,717
New China Life Insurance Co. Ltd., H shares	230,300	760,740
PetroChina Co. Ltd., H shares	810,000	1,017,920
Ping An Insurance (Group) Co. of China Ltd., H shares	77,500	599,507
Qihoo 360 Technology Co. Ltd., ADR(1)	3,555	327,202
Shenzhen International Holdings Ltd.	484,000	595,059

6	The accompanying notes are an integral part of these financial statements.

RS EMERGING MARKETS VIP SERIES

June 30, 2014 (unaudited)	Shares	Value
People’s Republic of China (continued)
TCL Communication Technology Holdings Ltd.	411,000	$497,448
Tencent Holdings Ltd.	89,530	1,365,480
Want Want China Holdings Ltd.	357,348	514,431

		12,105,434
Peru – 1.4%
Credicorp Ltd.	4,579	711,897
Southern Copper Corp.	10,846	329,393

		1,041,290
Philippines – 1.8%
BDO Unibank, Inc.	245,860	526,436
Emperador, Inc.(1)	1,239,000	335,452
Universal Robina Corp.	118,910	420,277

		1,282,165
Poland – 0.6%
Bank Zachodni WBK S.A.	3,342	406,257

		406,257
Russia – 6.4%
Etalon Group Ltd., GDR (Reg S)	45,536	202,089
Gazprom OAO, ADR	79,074	689,130
Lukoil OAO, ADR	12,975	776,164
Magnitogorsk Iron & Steel Works OJSC, GDR (Reg S)(1)	18,837	49,353
MMC Norilsk Nickel OJSC, ADR	26,726	529,442
QIWI PLC, ADR	5,118	206,409
Rosneft OAO, GDR (Reg S)	29,165	213,342
Sberbank of Russia, ADR	60,467	612,036
Sistema JSFC, GDR (Reg S)	22,915	705,782
X5 Retail Group N.V., GDR (Reg S)(1)	32,740	706,857

		4,690,604
South Africa – 5.0%
Barclays Africa Group Ltd.	31,172	473,370
Coronation Fund Managers Ltd.	23,124	207,725
MMI Holdings Ltd.	175,221	432,488
Naspers Ltd., N shares	6,853	806,892
Sasol Ltd.	19,181	1,139,426
Steinhoff International Holdings Ltd.	98,201	547,463

		3,607,364
South Korea – 17.1%
BS Financial Group, Inc.	34,510	508,334
Hanssem Co. Ltd.	3,478	267,342
Hyundai Motor Co.	6,639	1,505,199
KB Financial Group, Inc.	23,196	806,104
KCC Corp.	1,485	905,413
Korea Electric Power Corp.	21,660	797,383
LG Chem Ltd.	1,604	469,086
LG Innotek Co. Ltd.(1)	4,114	589,422
Lumens Co. Ltd.(1)	15,922	138,485

June 30, 2014 (unaudited)	Shares	Value
South Korea (continued)
Meritz Fire & Marine Insurance Co. Ltd.	36,420	$444,457
Paradise Co. Ltd.	9,280	343,092
POSCO, ADR	4,045	301,110
Samkee Automotive Co. Ltd.	30,987	294,217
Samsung C&T Corp.	8,750	645,427
Samsung Electronics Co. Ltd.	1,972	2,575,331
SK Hynix, Inc.(1)	18,996	912,147
SK Telecom Co. Ltd., ADR	36,348	942,867

		12,445,416
Taiwan – 12.4%
AcBel Polytech, Inc.	289,000	432,561
Catcher Technology Co. Ltd.	48,000	447,951
CTBC Financial Holding Co. Ltd.	652,000	434,663
E-Lead Electronic Co. Ltd.	112,000	287,945
Fubon Financial Holding Co. Ltd.	652,000	941,840
Hon Hai Precision Industry Co. Ltd.	87,000	291,673
Largan Precision Co. Ltd.	10,000	797,782
MediaTek, Inc.	44,000	744,273
Merry Electronics Co. Ltd.	71,000	379,274
Namchow Chemical Industrial Co. Ltd.	165,000	380,437
Novatek Microelectronics Corp.	128,000	629,534
President Chain Store Corp.	46,000	368,649
Taiwan Cement Corp.	226,000	342,353
Taiwan Semiconductor Manufacturing Co. Ltd.	605,259	2,561,180

		9,040,115
Thailand – 1.6%
GFPT PCL (Reg F)	1,174,600	463,507
Krung Thai Bank PCL (Reg F)	381,223	245,477
PTT Global Chemical PCL (Reg F)	88,872	184,877
The Siam Cement PCL (Reg F)	20,000	281,061

		1,174,922
Turkey – 2.3%
Celebi Hava Servisi A.S.	24,205	261,724
Migros Ticaret A.S.(1)	73,968	707,336
Turkiye Vakiflar Bankasi T.A.O., Class D	311,023	730,143

		1,699,203
United Arab Emirates – 0.4%
Aldar Properties PJSC	325,903	275,283

		275,283
Total Common Stocks (Cost $58,696,168)		67,971,120

The accompanying notes are an integral part of these financial statements.	7

SCHEDULE OF INVESTMENTS — RS EMERGING MARKETS VIP SERIES

June 30, 2014 (unaudited)	Shares	Value
Preferred Stocks – 3.7%
Brazil – 3.7%
Banco Bradesco S.A.	62,567	$907,568
Cia Brasileira de Distribuicao Grupo Pao de Acucar, ADR	5,559	257,548
Itau Unibanco Holding S.A.	43,534	629,908
Vale S.A.	75,532	900,778

		2,695,802
Total Preferred Stocks (Cost $2,707,589)		2,695,802

	Rights	Value
Rights – 0.0%
South Korea – 0.0%
BS Financial Group, Inc.(1)(2)	5,853	13,617

		13,617
Total Rights (Cost $0)		13,617

June 30, 2014 (unaudited)	Principal Amount	Value
Repurchase Agreements – 2.4%

State Street Bank and Trust Co. Repurchase Agreement, 0.00%, dated 6/30/2014, maturity value of $1,740,000, due 7/1/2014(3)	$1,740,000	$1,740,000
Total Repurchase Agreements (Cost $1,740,000)		1,740,000
Total Investments - 99.4% (Cost $63,143,757)		72,420,539
Other Assets, Net - 0.6%		407,786
Total Net Assets - 100.0%		$72,828,325

(1)	Non-income-producing security.
(2)	Fair valued security. See 1a in Notes to Financial Statements.
(3)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Note	1.50%	8/31/2018	$1,777,600

Legend:

ADR — American Depositary Receipt.

GDR — Global Depositary Receipt.

The following is a summary of the inputs used as of June 30, 2014, in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 1a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2		Level 3	Total
Common Stocks
Argentina	$282,780	$—		$—	$282,780
Brazil	4,600,027	—		—	4,600,027
Chile	812,532	—		—	812,532
Colombia	373,890	—		—	373,890
Greece	—	832,145	*	—	832,145
Hong Kong	—	1,319,089	*	—	1,319,089
India	2,184,833	3,280,980	*	—	5,465,813
Indonesia	—	1,754,613	*	—	1,754,613
Malaysia	—	1,266,969	*	—	1,266,969
Mexico	3,495,209	—		—	3,495,209
People’s Republic of China	327,202	11,778,232	*	—	12,105,434
Peru	1,041,290	—		—	1,041,290
Philippines	—	1,282,165	*	—	1,282,165
Poland	—	406,257	*	—	406,257
Russia	4,242,437	448,167	*	—	4,690,604
South Africa	—	3,607,364	*	—	3,607,364
South Korea	1,243,977	11,201,439	*	—	12,445,416
Taiwan	—	9,040,115	*	—	9,040,115
Thailand	—	1,174,922	*	—	1,174,922
Turkey	—	1,699,203	*	—	1,699,203
United Arab Emirates	—	275,283	*	—	275,283
Preferred Stocks	2,695,802	—		—	2,695,802
Rights	—	13,617		—	13,617
Repurchase Agreements	—	1,740,000		—	1,740,000
Total	$21,299,979	$51,120,560		$—	$72,420,539

*	Consists of certain foreign securities whose values were determined by a pricing service using pricing models. These investments in securities were classified as Level 2 rather than Level 1.

8	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — RS EMERGING MARKETS VIP SERIES

Statement of Assets and Liabilities As of June 30, 2014 (unaudited)
Assets
Investments, at value	$72,420,539
Cash	3,126
Foreign currency, at value	228,129
Dividends receivable	258,837
Receivable for investments sold	235,333
Receivable for fund shares subscribed	45,419
Foreign tax reclaims receivable	996
Prepaid expenses	1,418

Total Assets	73,193,797

Liabilities
Payable for investments purchased	131,427
Accrued foreign capital gains tax	62,588
Payable to adviser	59,596
Payable for fund shares redeemed	56,163
Accrued trustees’ fees	1,247
Accrued expenses/other liabilities	54,451

Total Liabilities	365,472

Total Net Assets	$72,828,325

Net Assets Consist of:
Paid-in capital	$63,111,567
Accumulated undistributed net investment income	271,125
Accumulated net realized gain from investments, foreign currency transactions and foreign capital gains tax	231,639
Net unrealized appreciation on investments, foreign capital gains tax and translation of assets and liabilities in foreign currencies	9,213,994

Total Net Assets	$72,828,325

Investments, at Cost	$63,143,757

Foreign Currency, at Cost	$228,128

Pricing of Shares
Shares of Beneficial Interest Outstanding with No Par Value	4,743,665
Net Asset Value Per Share	$15.35

Statement of Operations For the Six-Month Period Ended June 30, 2014 (unaudited)
Investment Income
Dividends	$848,782
Interest	6
Withholding taxes on foreign dividends	(84,428)

Total Investment Income	764,360

Expenses
Investment advisory fees	350,286
Custodian fees	78,205
Professional fees	19,785
Shareholder reports	6,902
Administrative service fees	4,191
Trustees’ fees	2,115
Other expenses	4,028

Total Expenses	465,512

Net Investment Income	298,848

Realized Gain/(Loss) and Change in Unrealized Appreciation/Depreciation on Investments, Foreign Currency Transactions and Foreign Capital Gains Tax
Net realized gain from investments	771,927
Net realized loss from foreign currency transactions	(89,084)
Net change in unrealized appreciation/depreciation on investments	1,604,506
Net change in unrealized appreciation/depreciation on translation of assets and liabilities in foreign currencies	1,407
Net change in accrued foreign capital gains tax	(49,770)

Net Gain on Investments, Foreign Currency Transactions and Foreign Capital Gains Tax	2,238,986

Net Increase in Net Assets Resulting from Operations	$2,537,834

The accompanying notes are an integral part of these financial statements.	9

FINANCIAL INFORMATION — RS EMERGING MARKETS VIP SERIES

Statements of Changes in Net Assets Six-Months-Ended Numbers are unaudited

	For the Six Months Ended 6/30/14	For the Year Ended 12/31/13

Operations
Net investment income	$298,848	$718,452
Net realized gain from investments, foreign currency transactions, foreign capital gains tax and contribution by adviser	682,843	10,699,209
Net change in unrealized appreciation/depreciation on investments, foreign capital gains tax and translation of assets and liabilities in foreign currencies	1,556,143	(14,912,067)

Net Increase/(Decrease) in Net Assets Resulting from Operations	2,537,834	(3,494,406)

Distributions to Shareholders
Net investment income	—	(183,938)
Net realized gain on investments	—	(10,853,666)

Total Distributions	—	(11,037,604)

Capital Share Transactions
Proceeds from sales of shares	3,594,653	6,337,428
Reinvestment of distributions	—	11,037,604
Cost of shares redeemed	(8,211,880)	(20,015,588)

Net Decrease in Net Assets Resulting from Capital Share Transactions	(4,617,227)	(2,640,556)

Net Decrease in Net Assets	(2,079,393)	(17,172,566)

Net Assets
Beginning of period	74,907,718	92,080,284

End of period	$72,828,325	$74,907,718

Distributions in Excess of Net Investment Income Included in Net Assets	$—	$(27,723)

Accumulated Undistributed Net Investment Income Included in Net Assets	$271,125	$—

Other Information:
Shares
Sold	246,561	374,897
Reinvested	—	760,166
Redeemed	(566,591)	(1,180,291)

Net Decrease	(320,030)	(45,228)

10	The accompanying notes are an integral part of these financial statements.

This Page Intentionally Left Blank

11

FINANCIAL INFORMATION — RS EMERGING MARKETS VIP SERIES

The Financial Highlights table is intended to help you understand the Fund’s financial performance for the past six reporting periods. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions).

Financial Highlights Six-Months-Ended Numbers are unaudited
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gain/(Loss)	Total Operations	Distributions From Net Investment Income	Distributions From Net Realized Capital Gains	Total Distributions
Six Months Ended 6/30/14[1]	$14.79	$0.06	$0.50	$0.56	$—	$—	$—
Year Ended 12/31/13	18.02	0.14	(0.94)	(0.80)	(0.04)	(2.51)	(2.55)
Year Ended 12/31/12	16.56	0.09	2.15	2.24	(0.13)	(0.65)	(0.78)
Year Ended 12/31/11	24.48	0.09	(5.30)	(5.21)	—	(2.71)	(2.71)
Year Ended 12/31/10	21.22	0.04	3.99	4.03	(0.65)	(0.12)	(0.77)
Year Ended 12/31/09	11.11	0.06	10.62	10.68	(0.57)	—	(0.57)

12	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — RS EMERGING MARKETS VIP SERIES

Increase from Contribution by Adviser	Net Asset Value, End of Period	Total Return[2]		Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets[3]	Gross Ratio of Expenses to Average Net Assets	Net Ratio of Net Investment Income to Average Net Assets[3]	Gross Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate
$—	$15.35	3.79%		$72,828	1.33%	1.33%	0.85%	0.85%	74%
0.12	14.79	(3.47)%	[4]	74,908	1.33%	1.33%	0.91%	0.91%	248%	[5]
—	18.02	13.59%		92,080	1.27%	1.27%	0.66%	0.66%	47%
—	16.56	(20.97)%		97,133	1.19%	1.19%	0.60%	0.60%	41%
—	24.48	19.13%		152,531	1.19%	1.19%	0.35%	0.35%	36%
—	21.22	96.37%		147,953	1.28%	1.28%	0.34%	0.34%	57%

Distributions reflect actual per-share amounts distributed for the period.

[1]	Ratios for periods less than one year have been annualized, except for total return and portfolio turnover rate.

[2]	Total returns do not reflect the effects of charges deducted pursuant to the terms of The Guardian Insurance & Annuity Company, Inc.‘s variable contracts. Inclusion of such charges would reduce the total returns for all periods shown.

[3]	Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income to Average Net Assets include the effect of fee waivers and expense limitations and exclude the effect of custody credits, if applicable.

[4]	Without the effect of the contribution by adviser, the total return would have been (4.00)%.

[5]	The portfolio turnover rate was significantly higher than in prior periods due to trading in the Fund by the Fund’s new portfolio management team, effective as of July 1, 2013.

The accompanying notes are an integral part of these financial statements.	13

NOTES TO FINANCIAL STATEMENTS — RS EMERGING MARKETS VIP SERIES (UNAUDITED)

June 30, 2014 (unaudited)

RS Variable Products Trust (the “Trust”), a Massachusetts business trust organized on May 18, 2006, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust currently offers nine series. RS Emerging Markets VIP Series (the “Fund”) is a series of the Trust. The Fund is a diversified fund. The financial statements for the other remaining series of the Trust are presented in separate reports.

The Fund has authorized an unlimited number of shares of beneficial interest with no par value. The Fund currently offers only Class I shares. Shares are bought and sold at closing net asset value (“NAV”). Class I shares of the Fund are only sold to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. (“GIAC”) that fund certain variable annuity and variable life insurance contracts issued by GIAC. GIAC is a wholly owned subsidiary of The Guardian Life Insurance Company of America (“Guardian Life”).

Note 1. Significant Accounting Policies

The following policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. Investment Valuations Marketable securities are valued at the last reported sale price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the mean between the closing bid and ask prices. Securities traded on the NASDAQ Stock Market, LLC (“NASDAQ”) are generally valued at the NASDAQ official closing price, which may not be the last sale price. If the NASDAQ official closing price is not available for a security, that security is generally valued using the last reported sale price, or, if no sales are reported, at the mean between the closing bid and ask prices. Short-term investments that will mature in 60 days or less are valued at amortized cost, which approximates market value. Repurchase agreements are carried at cost, which approximates market value (see Note 4d). Foreign securities are valued in the currencies of the markets in which they trade and then converted to U.S. dollars using the prevailing exchange rates, and forward foreign currency contracts are valued at the mean between the bid and ask prices at the close of the New York Stock Exchange (“NYSE”).

Securities for which market quotations are not readily available or for which market quotations may be considered unreliable are valued at their fair values as determined in accordance with guidelines and procedures adopted by the Trust’s Board of Trustees.

Securities whose values have been materially affected by events occurring before the Fund’s valuation time but after the close of the securities’ principal exchange or market may be fair valued in accordance with guidelines and procedures adopted by the Board of Trustees. In addition, the values of the Fund’s investments in foreign securities are generally determined by a pricing service using pricing models designed to estimate likely changes in the values of those securities.

In accordance with Financial Accounting Standards Board (“FASB”) Codification Topic 820 (“ASC Topic 820”), fair value is defined as the price that the Fund would receive upon selling an investment in an “arm’s length” transaction to a willing buyer in the principal or most advantageous market for the investment. ASC Topic 820 established a hierarchy for classification of fair value measurements for disclosure purposes. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances. The hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — unadjusted quoted prices in active markets for identical investments

•	Level 2 — inputs other than unadjusted quoted prices that are observable either directly or indirectly (including adjusted quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A security’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Trust. The Trust considers observable data to be that market data which is readily

14

NOTES TO FINANCIAL STATEMENTS — RS EMERGING MARKETS VIP SERIES (UNAUDITED)

available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

The FASB requires reporting entities to make disclosures about purchases, sales, issuances and settlements of Level 3 securities on a gross basis. As of June 30, 2014, the Fund had no securities classified as Level 3.

The Fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 at the end of the reporting period. Transfers between Levels 1 and 2 related to certain exchange-traded foreign securities whose prices may have been affected by events occurring after the close of trading on the exchange and, as a result, whose values were determined by a pricing service using pricing models in accordance with methods approved by the Funds’ Board of Trustees.

Transfers into and out of each level of the fair value hierarchy for the six months ended June 30, 2014, were as follows:

	Transfers into Level 1	Transfers (out) of Level 1	Transfers into Level 2	Transfers (out) of Level 2	Transfers into Level 3	Transfers (out) of Level 3
Preferred Stocks	$2,438,254	$—	$—	$(2,438,254)	$—	$—

In determining a security’s placement within the hierarchy, the Trust separates the Fund’s investment portfolio into two categories: investments and derivatives (e.g., futures).

Investments Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities.

Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, state, municipal and provincial obligations, and certain foreign equity securities, including securities whose prices may have been affected by events occurring after the close of trading on their principal exchange or market and, as a result, whose values are determined by a pricing service as described above, or securities whose values are otherwise determined using fair valuation methods approved by the Fund’s Board of Trustees.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 investments include, among others, private placement securities. When observable prices are not available for these securities, the Trust uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Trust in estimating the value of Level 3 investments include, for example, the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Trust in the absence of market information. Assumptions used by the Trust due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations.

Derivatives Exchange-traded derivatives, such as futures contracts and exchange-traded option contracts, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Certain derivatives, such as generic forwards, swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2.

b. Taxes The Fund intends to continue complying with the requirements of the Internal Revenue Code to qualify as a regulated investment company and to distribute substantially all net investment income and realized net capital gains, if any, to shareholders. Therefore, the Fund does not expect to be subject to income tax, and no provision for such tax has been made.

From time to time, however, the Fund may choose to pay an excise tax if the cost of making the required distribution exceeds the amount of the excise tax.

As of June 30, 2014, the Trust has reviewed the tax positions for open periods, as applicable to the Fund,

15

NOTES TO FINANCIAL STATEMENTS — RS EMERGING MARKETS VIP SERIES (UNAUDITED)

and has determined that no provision for income tax is required in the Fund’s financial statements. The Trust is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Fund recognizes interest and penalties, if any, related to unrecognized tax positions as income tax expense in the Statement of Operations. For the six months ended June 30, 2014, the Fund did not incur any such interest or penalties. The Fund is not subject to examination by U.S. federal tax authorities for tax years before 2010 and by state authorities for tax years before 2009.

c. Securities Transactions Securities transactions are accounted for on the date securities are purchased or sold (trade date). Realized gains or losses on securities transactions are determined on the basis of specific identification.

d. Foreign Currency Translation The accounting records of the Fund are maintained in U.S. dollars. Investment securities and all other assets and liabilities of the Fund denominated in a foreign currency are generally translated into U.S. dollars at the exchange rates quoted at the close of the NYSE on each business day. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates in effect on the dates of the respective transactions. The Fund does not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

e. Forward Foreign Currency Contracts The Fund may enter into forward foreign currency contracts. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward exchange rate. Risks may arise from the potential inability of the Fund’s counterparty to meet the terms of a contract and from unanticipated movements in the value of a currency relative to another currency. Fluctuations in the values of forward foreign currency contracts are recorded for book purposes as unrealized gains or losses from translation of other assets and liabilities denominated in foreign currencies by the Fund. When a forward contract is closed, the Fund will record a realized gain or loss equal to the increase or decrease in the value of such forward contract between the time it was opened and the time it was closed. Such amounts are recorded as net realized gains or losses on foreign currency related transactions.

f. Foreign Capital Gains Tax Gains realized by the Fund on the sale of securities in certain foreign countries are subject to non-U.S. taxes. The Fund records a liability based on unrealized gains to provide for non-U.S. taxes likely to be payable upon the sale of such securities.

g. Investment Income Dividend income is generally recorded on the ex-dividend date. Interest income, which includes amortization/accretion of premium/discount, is accrued and recorded daily.

h. Expenses Many expenses of the Trust can be directly attributed to a specific series of the Trust. Expenses that cannot be directly attributed to a specific series of the Trust are generally apportioned among all the series in the Trust, based on relative net assets.

i. Distributions to Shareholders The Fund intends to declare and distribute substantially all net investment income, if any, at least once a year. Distributions of net realized capital gains, if any, are declared and paid at least once a year. Unless the Fund is instructed otherwise, all distributions to shareholders are credited in the form of additional shares of the Fund at the net asset value, recorded on the ex-dividend date.

j. Capital Accounts Due to the timing of dividend distributions and the differences in accounting for income and realized gains/(losses) for financial statement purposes versus federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains/(losses) were recorded by the Fund.

Note 2. Transactions with Affiliates

a. Advisory Fee Under the terms of the advisory agreement, which is reviewed and approved annually by the Board of Trustees, the Fund pays an investment advisory fee to RS Investment Management Co. LLC (“RS Investments”). Guardian Investor Services LLC (“GIS”), a subsidiary of Guardian Life, holds a majority interest in RS Investments. RS Investments receives an investment advisory fee based on the average daily net assets of the Fund at an annual rate of 1.00%.

b. Compensation of Trustees and Officers Trustees and officers of the Trust who are interested persons, as defined in the 1940 Act, of RS Investments receive no compensation from the Fund for acting as such. Trustees of the Trust who are not interested persons of RS Investments receive compensation and reimbursement of expenses from the Trust.

c. Principal Underwriter RS Funds Distributor LLC (“RSFD”), a wholly owned subsidiary of RS Investments,

16

NOTES TO FINANCIAL STATEMENTS — RS EMERGING MARKETS VIP SERIES (UNAUDITED)

is the principal underwriter of the Fund shares. The Trust has entered into a distribution agreement with RSFD, which governs the sale and distribution of shares of the Fund. RSFD receives no compensation from the Trust or from purchasers of the Fund shares for acting as distributor of the Class I shares. Prior to June 1, 2014, GIS served as the principal underwriter of the Fund shares.

Note 3. Federal Income Taxes

a. Distributions to Shareholders The tax character of distributions paid to shareholders during the year ended December 31, 2013, which is the most recently completed tax year, was as follows:

Ordinary Income	Long-Term Capital Gains
$456,444	$10,581,160

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences, and differing characterizations of distributions made by the Fund.

Permanent book and tax basis differences will result in reclassifications to paid-in capital, undistributed net investment income and accumulated undistributed net realized gain/(loss) on investments and foreign currency transactions. Undistributed net investment income and accumulated undistributed net realized gain/(loss) on investments and foreign currency transactions may include temporary book and tax differences, which will reverse in a subsequent period.

As of December 31, 2013, the Fund made the following reclassifications of permanent book and tax basis differences:

Undistributed Net Investment Loss	Accumulated Net Realized Gain
$686,818	$(686,818)

During any particular year, net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed and, therefore, are normally distributed to shareholders annually.

In determining its taxable income, current tax law permits the Fund to elect to treat all or a portion of any net capital or currency loss realized after October 31 as occurring on the first day of the following fiscal year. For the year ended December 31, 2013, the Fund elected to defer net capital losses of $194,415.

b. Tax Basis of Investments The cost of investments for federal income tax purposes at June 30, 2014, was $63,526,609. The gross unrealized appreciation and depreciation on investments, on a tax basis, at June 30, 2014, aggregated $10,076,186 and $(1,182,256), respectively, resulting in net unrealized appreciation of $8,893,930.

Note 4. Investments

a. Investment Purchases and Sales The cost of investments purchased and the proceeds from investments sold (excluding short-term investments) amounted to $51,522,359 and $57,003,544, respectively, for the six months ended June 30, 2014.

b. Foreign Securities Foreign securities investments involve special risks and considerations not typically associated with U.S. investments. These risks include, but are not limited to, currency risk; adverse political, regulatory, social, and economic developments; and less reliable information about issuers. Moreover, securities of some foreign companies may be less liquid and their prices more volatile than those of comparable U.S. companies.

c. Industry or Sector Concentration In its normal course of business, the Fund may invest a significant portion of its assets in companies within a limited number of industries or sectors. As a result, the Fund may be subject to a greater risk of loss than that of a fund invested in a wider spectrum of industries or sectors because the stocks of many or all of the companies in the industry, group of industries, sector, or sectors may decline in value due to developments adversely affecting the industry, group of industries, sector, or sectors.

Investing in developing countries can add additional risk, such as high rates of inflation or sharply devalued currencies against the U.S. dollar. Transaction costs are often higher and there may be delays in settlement procedures.

d. Repurchase Agreements The collateral for repurchase agreements is either cash or fully negotiable U.S. government securities (including U.S. government agency securities). Repurchase agreements are fully collateralized (including the interest accrued thereon) and such collateral is marked to market daily while the agreements remain in force. If the value of the collateral falls below the repurchase price plus accrued interest, the Fund will typically require the seller to deposit additional collateral by the next business day. If the

17

NOTES TO FINANCIAL STATEMENTS — RS EMERGING MARKETS VIP SERIES (UNAUDITED)

request for additional collateral is not met, or the seller defaults, the Fund maintains the right to sell the collateral (although it may be prevented or delayed from doing so in certain circumstances) and may be required to claim any resulting loss against the seller.

Note 5. Temporary Borrowings

The Fund, with other funds managed by RS Investments, shares in a $400 million committed revolving credit facility from State Street Bank and Trust Company for temporary borrowing purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest is calculated based on market rates at the time of borrowing.

For the six months ended June 30, 2014, the Fund borrowed under the facility as follows:

Amount Outstanding at 6/30/14	Average Borrowing*	Days Borrowings Outstanding	Average Interest Rate*
$—	$285,779	41	1.34%
*	For the six months ended June 30, 2014, based on the number of days borrowings were outstanding.

Note 6. Review for Subsequent Events

Management has evaluated subsequent events through the issuance of the Fund’s financial statements and determined that no material events have occurred that require disclosure.

Note 7. Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

18

SUPPLEMENTAL INFORMATION (UNAUDITED)

Meeting of Shareholders

A special meeting of the shareholders of RS Variable Products Trust (the “Trust”) was held on May 23, 2014. At the meeting, the shareholders of the Trust elected Judson Bergman, Dennis M. Bushe, Margherita L. DiManni, Kenneth R. Fitzsimmons, Anne M. Goggin, Lawrence E. Harris, Christopher C. Melvin, Jr., Gloria S. Nelund, and Matthew H. Scanlan as trustees of the Trust.

Proposal to Elect Trustees

Nominee	Votes For	Votes Against/Withheld	Abstentions
Judson Bergman	243,245,382.572	3,647,510.000	0.000
Dennis M. Bushe	243,291,555.572	3,601,337.000	0.000
Margherita L. DiManni	243,228,042.572	3,664,850.000	0.000
Kenneth R. Fitzsimmons	243,213,108.572	3,679,784.000	0.000
Anne M. Goggin	243,263,137.572	3,629,755.000	0.000
Lawrence E. Harris	243,203,352.572	3,689,540.000	0.000
Christopher C. Melvin, Jr.	243,299,753.572	3,593,139.000	0.000
Gloria S. Nelund	243,334,784.572	3,558,108.000	0.000
Matthew H. Scanlan	243,184,961.572	3,707,931.000	0.000

Portfolio Holdings and Proxy Voting Procedures

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the Securities and Exchange Commission’s website at http://www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling

800-SEC-0330. This information is also available, without charge, upon request, by calling toll-free 800-221-3253.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available (i) without charge, upon request, by calling toll-free 800-221-3253; and (ii) on the Securities and Exchange Commission’s website at http://www.sec.gov.

The Statement of Additional Information includes additional information about the Trust’s Trustees and Officers and is available, without charge, upon request by calling toll-free 800-221-3253.

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of a Fund unless accompanied or preceded by that Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

19

RS VARIABLE

PRODUCTS TRUST

RS INVESTMENT QUALITY BOND VIP SERIES

NOT FDIC INSURED

MAY LOSE VALUE

NO BANK GUARANTEE

RS Funds are sold by prospectus only. You should carefully consider the investment objectives, risks, charges and expenses of the RS Funds before making an investment decision. The prospectus contains this and other important information. Please read it carefully before investing or sending money. Please visit our website at www.rsinvestments.com/VIP.htm or to obtain a printed copy, call 800.221.3253.

As with all mutual funds, the value of an investment in the Fund could decline, in which case you could lose money.

Except as otherwise specifically stated, all information, including portfolio security positions, is as of June 30, 2014. Any mention of specific securities should not be considered a recommendation to buy or sell those securities. Fund holdings will vary. The Statement of Additional Information provides further information about the investment team, including information regarding their compensation, other accounts they manage, and their ownership interests in the Fund. For information on how to receive a copy of the Statement of Additional Information, please see the back cover of the relevant prospectus or visit our website at www.rsinvestments.com/VIP.htm.

RS INVESTMENT QUALITY BOND VIP SERIES

Characteristics (unaudited)

Total Net Assets: $812,896,423

Sector Allocation

Bond Quality Allocation[2]

3

RS INVESTMENT QUALITY BOND VIP SERIES

Top Ten Holdings[3]

Holding	Coupon Rate	Maturity Date	% of Total Net Assets
U.S. Treasury Notes	0.875%	12/31/2016	4.42%
U.S. Treasury Bonds	3.750%	11/15/2043	2.06%
FNMA — Mortgage Pass-Through	3.000%	7/1/2043	1.38%
FNMA — Mortgage Pass-Through	4.500%	12/1/2099	1.31%
Verizon Communications, Inc.	6.550%	9/15/2043	1.16%
U.S. Treasury Bonds	3.625%	2/15/2044	1.04%
U.S. Treasury Notes	2.750%	2/15/2024	1.01%
Bank of America Corp.	5.700%	1/24/2022	1.00%
CNH Equipment Trust	0.870%	9/16/2019	0.98%
JPMorgan Chase Commercial Mortgage Securities Corp.	5.440%	6/12/2047	0.93%
Total			15.29%

1	The Barclays U.S. Aggregate Bond Index is generally considered to be representative of U.S. bond market activity. The Barclays U.S. Aggregate Bond Index is an unmanaged index that is not available for direct investment. There are no expenses associated with the index, while there are expenses associated with the Fund. Statistical data for the index is as of June 30, 2014.
2	The Bond Quality Allocation chart displays the percentage of fund assets allocated to each rating. Rating agencies’ independent ratings of individual securities are aggregated by Barclays and market weights are reported using Standard & Poor’s letter rating conventions. Rating methodology uses the middle rating of Moody’s, Standard & Poor’s and Fitch. When a rating from only two of the rating agencies is available the lower rating is used. Credit quality ratings assigned by a rating agency are subject to change periodically and are not absolute standards of credit quality. Rating agencies may fail to make timely changes in credit ratings, and an issuer’s current financial condition may be better or worse than a rating indicates. In formulating investment decisions for the Fund, GIS develops its own analysis of the credit quality and risks associated with individual debt instruments, rather than relying exclusively on rating agency ratings.
3	Portfolio holdings are subject to change and should not be considered a recommendation to buy or sell individual securities. Top ten holdings are determined at the unique security level. For this reason, the securities included above, their order, and the percentages they represent of the Fund’s total net assets may differ from similar data calculated directly from the Schedule of Investments, where certain securities of the same issuer with the same coupon rate may be aggregated.

4

RS INVESTMENT QUALITY BOND VIP SERIES

Performance Update (unaudited)

Average Annual Total Returns

	Inception Date	Year-to-Date	1 Year	3 Year	5 Year	10 Year	Since Inception
RS Investment Quality Bond VIP Series	5/1/83	4.35%	5.80%	4.45%	5.98%	5.20%	7.34%
Barclays U.S. Aggregate Bond Index[1]		3.93%	4.37%	3.67%	4.85%	4.93%	7.64%	*

* Since inception performance for the index is measured from 4/30/1983, the month end prior to the Fund’s commencement of operations.

Results of a Hypothetical $10,000 Investment

The chart above shows the performance of a hypothetical $10,000 investment made 10 years ago in RS Investment Quality Bond VIP Series and the Barclays U.S. Aggregate Bond Index. Index returns do not include the fees and expenses of the Fund, but do include reinvestment of dividends.

Performance quoted represents past performance and does not guarantee or predict future results. The Fund is the successor to The Guardian Bond Fund, Inc.; performance shown includes performance of the predecessor fund for periods prior to October 9, 2006. Investment return and principal value will fluctuate, so shares, when redeemed, may be worth more or less than their original cost. The Fund’s fees and expenses are detailed in the Financial Highlights section of this report. Fees and expenses are factored into the net asset value of your shares and any performance numbers we release. Total return figures include the effect of expense limitations in effect during the periods shown, if applicable; without such limitations, the performance shown would have been lower. Performance results assume the reinvestment of dividends and capital gains. The return figures shown do not reflect the deduction of taxes that a contract owner/policyholder may pay on Fund distributions or redemption units. The actual total returns for owners of variable annuity contracts or variable life insurance policies that provide for investment in the Fund will be lower to reflect separate account and contract/policy charges. Current and month-end performance information, which may be lower or higher than that cited, is available by calling 800.221.3253 and is periodically updated on our website: www.rsinvestments.com/VIP.htm.

5

UNDERSTANDING YOUR FUND’S EXPENSES (UNAUDITED)

By investing in the Fund, you incur two types of costs: (1) transaction costs, including, as applicable, sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including, as applicable, investment advisory fees and other Fund expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2014, to June 30, 2014. The table below shows the Fund’s expenses in two ways:

Expenses based on actual return

This section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Expenses based on hypothetical 5% return for comparison purposes

This section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with the cost of investing in other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore the second section is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Expenses Paid During Period* 1/1/14-6/30/14	Expense Ratio During Period 1/1/14-6/30/14
Based on Actual Return	$1,000.00	$1,043.50	$2.84	0.56%
Based on Hypothetical Return (5% Return Before Expenses)	$1,000.00	$1,022.02	$2.81	0.56%

*	Expenses are equal to the Fund's annualized expense ratio as indicated, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

6

SCHEDULE OF INVESTMENTS — RS INVESTMENT QUALITY BOND VIP SERIES

June 30, 2014 (unaudited)	Principal Amount	Value
Asset-Backed Securities – 5.1%
Ally Master Owner Trust 2012-1 A2 1.44% due 2/15/2017(1)	$7,000,000	$7,042,980
Ameriquest Mortgage Securities, Inc. 2003-5 A6 4.452% due 4/25/2033(2)	558,377	570,192
Avis Budget Rental Car Funding AESOP LLC 2012-1A A 2.054% due 8/20/2016(1)(3)	3,600,000	3,646,534
2014-1A A 2.46% due 7/20/2020(3)	4,000,000	4,028,676
CitiFinancial Mortgage Securities, Inc. 2003-3 AF5 5.053% due 8/25/2033(2)	302,965	318,020
CNH Equipment Trust 2012-C A4 0.87% due 9/16/2019(1)	8,000,000	7,990,568
Domino’s Pizza Master Issuer LLC 2012-1A A2 5.216% due 1/25/2042(1)(3)	6,473,875	6,956,968
Ford Credit Floorplan Master Owner Trust 2012-5 A 1.49% due 9/15/2019(1)	5,550,000	5,554,407
GE Capital Credit Card Master Note Trust 2012-6 A 1.36% due 8/17/2020	2,300,000	2,289,882
Miramax LLC 2011-1A A 6.25% due 10/20/2021(1)(3)	3,013,956	3,098,911

Total Asset-Backed Securities (Cost $40,923,084)		41,497,138

	Principal Amount	Value
Collateralized Mortgage Obligations – 6.8%
Banc of America Alternative Loan Trust 2004-1 2A1 6.00% due 2/25/2034(1)	2,781,015	2,947,626
Bear Stearns ALT-A Trust 2003-3 2A 2.599% due 10/25/2033(2)	3,078,938	3,117,095
Countrywide Alternative Loan Trust 2006-19CB A15 6.00% due 8/25/2036	1,079,355	945,374
Countrywide Home Loans Trust 2002-19 1A1 6.25% due 11/25/2032	363,185	367,231
2003-11 A31 5.50% due 5/25/2033(1)	1,624,050	1,672,801
2003-J7 2A12 5.00% due 8/25/2033	1,399,398	1,449,937
2004-5 2A9 5.25% due 5/25/2034	1,005,021	1,056,369

June 30, 2014 (unaudited)	Principal Amount	Value
Collateralized Mortgage Obligations (continued)
FHLMC 1534 Z 5.00% due 6/15/2023	$303,278	$327,643
2663 VQ 5.00% due 6/15/2022	395,680	396,448
3227 PR 5.50% due 9/15/2035(1)	4,820,808	5,128,024
FNMA 2002-77 QG 5.50% due 12/25/2032	2,044,975	2,259,082
GSR Mortgage Loan Trust 2004-10F 6A1 5.00% due 9/25/2034	1,304,501	1,350,824
Impac CMB Trust 2004-7 1A1 0.892% due 11/25/2034(2)	3,011,706	2,898,544
JPMorgan Mortgage Trust 2004-S2 1A3 4.75% due 11/25/2019	1,197,422	1,206,008
2005-A3 11A2 2.917% due 6/25/2035(1)(2)	4,729,322	4,762,323
Master Adjustable Rate Mortgages Trust 2004-13 3A1 2.636% due 11/21/2034(2)	3,023,856	3,067,862
Master Asset Securitization Trust 2003-10 3A7 5.50% due 11/25/2033	480,335	503,854
2003-5 2A1 5.00% due 6/25/2018	409,611	424,402
Merrill Lynch Mortgage Investors Trust 2005-A2 A2 2.47% due 2/25/2035(2)	4,178,436	4,188,690
Prime Mortgage Trust 2003-3 A9 5.50% due 1/25/2034(1)	2,058,930	2,057,361
2004-2 A3 5.25% due 11/25/2019	299,781	312,613
Residential Asset Mortgage Products, Inc. 2005-SL1 A4 6.00% due 5/25/2032	262,074	269,283
Residential Funding Mortgage Securities I 2005-S3 A1 4.75% due 3/25/2020	1,029,216	1,046,845
Structured Asset Securities Corp. 2004-20 7A1 5.25% due 11/25/2034	1,682,197	1,705,655
2004-21XS 2A6A 4.74% due 12/25/2034(2)	378,404	387,052
Wells Fargo Mortgage Backed Securities Trust 2004-6 A4 5.50% due 6/25/2034	1,278,109	1,341,337
2004-Y 3A1 2.616% due 11/25/2034(2)	3,737,343	3,785,910
2005-2 2A1 4.75% due 4/25/2020(1)	545,329	564,704

The accompanying notes are an integral part of these financial statements.	7

SCHEDULE OF INVESTMENTS — RS INVESTMENT QUALITY BOND VIP SERIES

June 30, 2014 (unaudited)	Principal Amount	Value
Collateralized Mortgage Obligations (continued)
2005-AR12 2A6 2.618% due 6/25/2035(1)(2)	$3,187,478	$3,216,290
2006-1 A3 5.00% due 3/25/2021	1,063,196	1,087,454
2007-13 A7 6.00% due 9/25/2037	1,094,045	1,087,220

Total Collateralized Mortgage Obligations (Cost $54,311,075)		54,931,861

	Principal Amount	Value
Senior Secured Loans – 5.2%
Building Materials – 0.4%
Generac Power Systems, Inc. Term Loan B 3.25% due 5/31/2020(2)	1,670,250	1,656,888
Quikrete Holdings, Inc. 1st Lien Term Loan 4.00% due 9/28/2020(2)	1,592,962	1,593,456

		3,250,344
Finance Companies – 0.2%
Guggenheim Partners LLC Term Loan 4.25% due 7/22/2020(2)	1,488,750	1,490,983

		1,490,983
Food And Beverage – 0.7%
Big Heart Pet Brands New Term Loan 3.50% due 3/8/2020(2)	1,459,193	1,445,973
H.J. Heinz Co. Term Loan B1 3.25% due 6/7/2019(2)	3,960,000	3,964,118

		5,410,091
Gaming – 1.2%
Bally Technologies, Inc. Term Loan B 4.25% due 11/25/2020(2)	1,196,259	1,200,746
MGM Resorts International Term Loan B 3.50% due 12/20/2019(2)	3,959,799	3,946,177
Scientific Games International, Inc. New Term Loan B 4.25% due 10/18/2020(2)	4,975,000	4,918,235

		10,065,158
Healthcare – 0.4%
Fresenius Medical Care AG & Co. KGaA USD Term Loan A 1.975% due 10/30/2017(2)	2,953,846	2,953,846

		2,953,846
Leisure – 0.2%
WMG Acquisition Corp. New Term Loan 3.75% due 7/1/2020(2)	1,982,513	1,949,068

		1,949,068

June 30, 2014 (unaudited)	Principal Amount	Value
Pharmaceuticals – 1.3%
Amgen, Inc. Term Loan 1.234% due 9/18/2018(2)	$3,885,000	$3,875,288
RPI Finance Trust Term Loan B1 2.484% due 11/9/2016(2)	5,709,597	5,719,132
Term Loan B2 3.25% due 5/9/2018(2)	1,166,278	1,167,152

		10,761,572
Refining – 0.1%
Tesoro Corp. Term Loan B 2.401% due 5/30/2016(2)	1,272,000	1,273,590

		1,273,590
Wireless – 0.5%
Crown Castle Operating Co. Term Loan B2 3.00% due 1/31/2021(2)	3,960,067	3,958,127

		3,958,127
Wirelines – 0.2%
Windstream Corp. Term Loan B4 3.50% due 1/23/2020(2)	1,484,925	1,481,212

		1,481,212
Total Senior Secured Loans (Cost $42,669,514)		42,593,991

	Principal Amount	Value
Commercial Mortgage-Backed Securities – 16.8%
Banc of America Commercial Mortgage Trust 2006-1 A4 5.372% due 9/10/2045(1)(2)	3,800,000	4,007,590
2006-2 A4 5.919% due 5/10/2045(1)(2)	3,400,000	3,643,671
Banc of America Merrill Lynch Commercial Mortgage, Inc. 2005-6 A4 5.349% due 9/10/2047(1)(2)	5,800,000	6,062,827
Bear Stearns Commercial Mortgage Securities 2005-PW10 AM 5.449% due 12/11/2040(1)(2)	3,466,000	3,658,692
Bear Stearns Commercial Mortgage Securities Trust 2005-PW10 A4 5.405% due 12/11/2040(1)(2)	3,735,000	3,885,207
2007-PW16 AM 5.898% due 6/11/2040(2)	5,350,000	5,936,981
CD Mortgage Trust 2006-CD3 AM 5.648% due 10/15/2048	5,785,000	6,286,693
Chase Commercial Mortgage Securities Corp. 1998-1 F 6.56% due 5/18/2030(2)(3)	37,202	37,149

8	The accompanying notes are an integral part of these financial statements.

RS INVESTMENT QUALITY BOND VIP SERIES

June 30, 2014 (unaudited)	Principal Amount	Value
Commercial Mortgage-Backed Securities (continued)
Citigroup Commercial Mortgage Trust 2013-375P B 3.635% due 5/10/2035(1)(2)(3)	$4,100,000	$4,137,630
2014-388G B 1.205% due 6/15/2033(2)(3)	4,000,000	4,010,060
Crown Castle Towers LLC Sr. Sec. Nt. 6.113% due 1/15/2040(1)(3)	5,800,000	6,826,751
CS Commercial Mortgage Trust 2006-C3 A3 5.982% due 6/15/2038(2)	3,563,853	3,827,290
CS First Boston Mortgage Securities Corp. 2005-C5 AM 5.10% due 8/15/2038(1)(2)	2,100,000	2,193,538
DBUBS Mortgage Trust 2011-LC1A A3 5.002% due 11/10/2046(1)(3)	4,500,000	5,093,883
Fairway Outdoor Funding LLC 2012-1A A2 4.212% due 10/15/2042(3)	4,771,084	4,839,406
GE Capital Commercial Mortgage Corp. 2006-C1 A4 5.456% due 3/10/2044(1)(2)	6,946,054	7,324,308
GMAC Commercial Mortgage Securities, Inc. 2006-C1 AM 5.29% due 11/10/2045(2)	2,100,000	2,204,989
Hilton U.S.A. Trust 2013-HLT AFX 2.662% due 11/5/2030(3)	6,000,000	6,076,350
JPMorgan Chase Commercial Mortgage Securities Corp. 2005-CB13 AM 5.461% due 1/12/2043(2)	5,400,000	5,686,259
2005-LDP3 A4A 4.936% due 8/15/2042(1)(2)	4,153,282	4,288,812
2005-LDP5 A4 5.405% due 12/15/2044(1)(2)	4,705,000	4,920,070
2006-LDP7 AM 6.057% due 4/15/2045(1)(2)	5,240,000	5,707,832
2007-CB18 A4 5.44% due 6/12/2047(1)	6,943,656	7,574,216
2012-HSBC A 3.093% due 7/5/2032(1)(3)	3,850,000	3,881,797
Merrill Lynch Mortgage Trust 2005-CKI1 A6 5.457% due 11/12/2037(1)(2)	5,380,560	5,604,343
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C13 A2 2.936% due 11/15/2046	6,000,000	6,209,268
Morgan Stanley Capital I Trust 2005-IQ10 A4A 5.23% due 9/15/2042(1)(2)	1,494,433	1,545,370
NCUA Guaranteed Notes Trust 2010-C1 A2 2.90% due 10/29/2020(1)	2,190,000	2,272,835

June 30, 2014 (unaudited)	Principal Amount	Value
Commercial Mortgage-Backed Securities (continued)
Queens Center Mortgage Trust 2013-QCA A 3.275% due 1/11/2037(3)	$3,850,000	$3,788,519
SBA Tower Trust 2.24% due 4/15/2043(3)	1,500,000	1,488,329
Wachovia Bank Commercial Mortgage Trust 2004-C11 A5 5.215% due 1/15/2041(1)(2)	1,070,841	1,072,158
2005-C18 A4 4.935% due 4/15/2042	2,495,000	2,543,533

Total Commercial Mortgage-Backed Securities (Cost $136,325,550)		136,636,356

	Principal Amount	Value
Corporate Bonds – 45.9%
Aerospace & Defense – 0.1%
Northrop Grumman Space & Mission Systems Corp. 7.75% due 6/1/2029	500,000	654,758

		654,758
Automotive – 1.4%
BorgWarner, Inc. Sr. Nt. 4.625% due 9/15/2020(1)	1,500,000	1,636,107
Ford Motor Credit Co. LLC Sr. Nt. 4.25% due 9/20/2022	4,700,000	5,013,180
General Motors Financial Co., Inc. 3.25% due 5/15/2018	3,500,000	3,552,500
RCI Banque S.A. Sr. Nt. 4.60% due 4/12/2016(3)	1,500,000	1,588,729

		11,790,516
Banking – 13.8%
Bank of America Corp. Sr. Nt. 5.70% due 1/24/2022(1)	7,000,000	8,122,681
BB&T Corp. Sub. Nt. 5.20% due 12/23/2015	2,300,000	2,445,482
Citigroup, Inc. Sr. Nt. 1.70% due 7/25/2016(1)	3,500,000	3,546,004
4.50% due 1/14/2022(1)	4,700,000	5,108,909
6.125% due 11/21/2017(1)	3,700,000	4,231,864
Countrywide Financial Corp. Sub. Nt. 6.25% due 5/15/2016	4,000,000	4,364,876
Credit Suisse/New York NY Sr. Nt. 5.30% due 8/13/2019	2,200,000	2,516,690

The accompanying notes are an integral part of these financial statements.	9

SCHEDULE OF INVESTMENTS — RS INVESTMENT QUALITY BOND VIP SERIES

June 30, 2014 (unaudited)	Principal Amount	Value
Banking (continued)
Discover Bank Sub. Nt. 7.00% due 4/15/2020	$2,350,000	$2,822,731
Fifth Third Bank Sr. Nt. 1.15% due 11/18/2016(1)	5,000,000	5,016,170
HSBC Holdings PLC Sr. Nt. 5.10% due 4/5/2021(1)	5,000,000	5,681,395
Huntington BancShares, Inc. Sub. Nt. 7.00% due 12/15/2020	1,500,000	1,819,229
Intesa Sanpaolo S.p.A. Sr. Nt. 3.875% due 1/16/2018	1,900,000	2,002,480
JPMorgan Chase & Co. Sub. Nt. 3.375% due 5/1/2023(1)	6,700,000	6,576,177
Sr. Nt. 3.45% due 3/1/2016	1,600,000	1,669,632
Sub. Nt. 5.15% due 10/1/2015	1,600,000	1,684,755
Lloyds Bank PLC 5.80% due 1/13/2020(3)	1,300,000	1,509,171
Macquarie Bank Ltd. Sr. Nt. 2.00% due 8/15/2016(1)(3)	4,000,000	4,072,648
Morgan Stanley Sr. Nt. 3.75% due 2/25/2023	3,000,000	3,051,837
5.95% due 12/28/2017(1)	4,000,000	4,553,876
Rabobank Nederland 3.95% due 11/9/2022(1)	2,100,000	2,134,919
Regions Bank Sub. Nt. 7.50% due 5/15/2018(1)	4,000,000	4,760,848
Royal Bank of Scotland Group PLC Sub. Nt. 5.05% due 1/8/2015	5,000,000	5,092,305
6.125% due 12/15/2022	2,600,000	2,843,708
Skandinaviska Enskilda Banken AB Sr. Nt. 1.75% due 3/19/2018(3)	5,250,000	5,244,225
Standard Chartered PLC Sub. Nt. 3.95% due 1/11/2023(1)(3)	2,700,000	2,685,822
The Goldman Sachs Group, Inc. Sub. Nt. 5.625% due 1/15/2017	3,770,000	4,149,036
Sr. Nt. 5.75% due 1/24/2022(1)	2,750,000	3,182,256
The Huntington National Bank Sr. Nt. 1.35% due 8/2/2016(1)	5,200,000	5,236,525
UBS AG/Stamford CT Sr. Nt. 4.875% due 8/4/2020(1)	2,600,000	2,914,590

June 30, 2014 (unaudited)	Principal Amount	Value
Banking (continued)
Wells Fargo Bank N.A. Sub. Nt. 5.75% due 5/16/2016(1)	$2,700,000	$2,944,423

		111,985,264
Brokerage – 0.4%
KKR Group Finance Co. 6.375% due 9/29/2020(1)(3)	2,600,000	3,061,994

		3,061,994
Building Materials – 0.5%
CRH America, Inc. 6.00% due 9/30/2016	1,350,000	1,497,841
Owens Corning, Inc. 4.20% due 12/15/2022(1)	2,400,000	2,464,414

		3,962,255
Cable Satellite – 0.6%
Comcast Corp. 6.45% due 3/15/2037	2,000,000	2,550,988
Time Warner Cable, Inc. 5.85% due 5/1/2017	2,000,000	2,249,338

		4,800,326
Chemicals – 1.7%
Cabot Corp. Sr. Nt. 3.70% due 7/15/2022	3,200,000	3,214,122
Celanese U.S. Holdings LLC 5.875% due 6/15/2021	3,500,000	3,858,750
Ecolab, Inc. Sr. Nt. 5.50% due 12/8/2041(1)	1,300,000	1,516,183
FMC Corp. Sr. Nt. 5.20% due 12/15/2019	500,000	557,617
LyondellBasell Industries N.V. Sr. Nt. 5.00% due 4/15/2019(1)	3,600,000	4,060,714
NOVA Chemicals Corp. Sr. Nt. 5.25% due 8/1/2023(3)	750,000	819,375

		14,026,761
Diversified Manufacturing – 0.3%
ABB Finance U.S.A., Inc. 2.875% due 5/8/2022(1)	1,700,000	1,688,023
Siemens Financieringsmat N.V. 6.125% due 8/17/2026(3)	750,000	932,093

		2,620,116
Electric – 0.8%
Alabama Power Co. Sr. Nt. 5.65% due 3/15/2035(1)	750,000	771,075
Duquesne Light Holdings, Inc. Sr. Nt. 5.50% due 8/15/2015	1,515,000	1,592,006
Nevada Power Co. 6.65% due 4/1/2036(1)	600,000	807,176

10	The accompanying notes are an integral part of these financial statements.

RS INVESTMENT QUALITY BOND VIP SERIES

June 30, 2014 (unaudited)	Principal Amount	Value
Electric (continued)
PPL Electric Utilities Corp. 6.25% due 5/15/2039	$1,455,000	$1,896,388
Virginia Electric and Power Co. Sr. Nt. 8.875% due 11/15/2038	800,000	1,326,701

		6,393,346
Energy - Integrated – 0.6%
BP Capital Markets PLC 4.50% due 10/1/2020(1)	2,600,000	2,876,799
Suncor Energy, Inc. Sr. Nt. 6.50% due 6/15/2038	1,700,000	2,183,505

		5,060,304
Finance Companies – 1.6%
AerCap Ireland Capital Ltd. 3.75% due 5/15/2019(3)	2,900,000	2,921,750
CIT Group, Inc. Sr. Nt. 4.75% due 2/15/2015(1)(3)	3,000,000	3,060,000
General Electric Capital Corp. Sr. Nt. 6.75% due 3/15/2032(1)	1,000,000	1,319,159
International Lease Finance Corp. Sr. Nt. 4.625% due 4/15/2021	3,800,000	3,923,500
4.875% due 4/1/2015	1,600,000	1,640,000

		12,864,409
Food And Beverage – 1.0%
Anheuser-Busch InBev Worldwide, Inc. 3.75% due 7/15/2042(1)	4,200,000	3,813,180
Constellation Brands, Inc. 4.25% due 5/1/2023	2,800,000	2,810,500
Mead Johnson Nutrition Co. Sr. Nt. 4.90% due 11/1/2019	1,200,000	1,333,379

		7,957,059
Government Related – 2.0%
Dolphin Energy Ltd. Sr. Sec. Nt. 5.888% due 6/15/2019(3)	1,235,000	1,367,763
Korea Electric Power Corp. Sr. Nt. 5.50% due 7/21/2014(3)	1,250,000	1,253,080
Petrobras International Finance Co. 5.875% due 3/1/2018	6,000,000	6,537,894
Petroleos Mexicanos 5.75% due 3/1/2018	4,000,000	4,510,000
Ras Laffan Liquefied Natural Gas Co. Ltd. III Sr. Sec. Nt. 6.75% due 9/30/2019(3)	2,300,000	2,771,500

		16,440,237

June 30, 2014 (unaudited)	Principal Amount	Value
Health Insurance – 0.2%
UnitedHealth Group, Inc. Sr. Nt. 6.50% due 6/15/2037	$1,500,000	$1,962,660

		1,962,660
Healthcare – 1.2%
Amsurg Corp. 5.625% due 11/30/2020	2,000,000	2,020,000
Bio-Rad Laboratories, Inc. Sr. Nt. 4.875% due 12/15/2020	650,000	688,291
Fresenius Medical Care U.S. Finance, Inc. 6.875% due 7/15/2017	1,500,000	1,698,750
Thermo Fisher Scientific, Inc. Sr. Nt. 1.30% due 2/1/2017	5,000,000	5,007,370

		9,414,411
Home Construction – 0.5%
Toll Brothers Finance Corp. 5.875% due 2/15/2022	3,500,000	3,806,250

		3,806,250
Independent Energy – 2.1%
Anadarko Petroleum Corp. Sr. Nt. 5.95% due 9/15/2016(1)	4,000,000	4,430,228
Bonanza Creek Energy, Inc. 6.75% due 4/15/2021	2,000,000	2,140,000
Chesapeake Energy Corp. 7.25% due 12/15/2018	2,000,000	2,360,000
Kodiak Oil & Gas Corp. 5.50% due 2/1/2022	3,280,000	3,403,000
Talisman Energy, Inc. Sr. Nt. 5.50% due 5/15/2042	3,200,000	3,469,571
Whiting Petroleum Corp. 6.50% due 10/1/2018	1,600,000	1,668,000

		17,470,799
Insurance - Life – 0.8%
American International Group, Inc. Sr. Nt. 5.85% due 1/16/2018	1,000,000	1,141,582
MetLife, Inc. Jr. Sub. Nt. 6.40% due 12/15/2066	500,000	558,750
Prudential Financial, Inc. Sr. Nt. 7.375% due 6/15/2019	1,100,000	1,362,241
Symetra Financial Corp. Sr. Nt. 6.125% due 4/1/2016(3)	800,000	858,586
Teachers Insurance & Annuity Association of America Sub. Nt. 6.85% due 12/16/2039(3)	1,200,000	1,600,325
UnumProvident Finance Co. PLC 6.85% due 11/15/2015(3)	563,000	605,308

		6,126,792

The accompanying notes are an integral part of these financial statements.	11

SCHEDULE OF INVESTMENTS — RS INVESTMENT QUALITY BOND VIP SERIES

June 30, 2014 (unaudited)	Principal Amount	Value
Insurance: Property - Casualty – 0.8%
Berkshire Hathaway Finance Corp. 5.75% due 1/15/2040(1)	$1,500,000	$1,798,395
Markel Corp. Sr. Nt. 3.625% due 3/30/2023	3,100,000	3,092,737
ZFS Finance U.S.A. Trust II Jr. Sub. Nt. 6.45% due 12/15/2065(2)(3)	1,600,000	1,724,000

		6,615,132
Media - Entertainment – 0.8%
Time Warner Cos., Inc. 5.875% due 11/15/2016	4,000,000	4,453,992
7.57% due 2/1/2024	1,450,000	1,877,795

		6,331,787
Metals And Mining – 1.8%
Allegheny Technologies, Inc. Sr. Nt. 9.375% due 6/1/2019(1)	1,500,000	1,860,927
Anglo American Capital PLC 2.625% due 9/27/2017(3)	4,000,000	4,101,200
FMG Resources August 2006 Pty. Ltd. 8.25% due 11/1/2019(3)	3,000,000	3,266,250
Freeport-McMoRan Copper & Gold, Inc. Sr. Nt. 3.55% due 3/1/2022	2,300,000	2,277,690
Steel Dynamics, Inc. 5.25% due 4/15/2023	1,750,000	1,811,250
Vale Overseas Ltd. 6.25% due 1/23/2017	1,200,000	1,342,800

		14,660,117
Midstream – 1.5%
Atlas Pipeline Partners LP 4.75% due 11/15/2021	2,540,000	2,489,200
El Paso Pipeline Partners Operating Co. LLC 5.00% due 10/1/2021	1,600,000	1,749,195
Energy Transfer Partners LP Sr. Nt. 5.15% due 2/1/2043(1)	2,000,000	2,054,186
Enterprise Products Operating LLC Series A 8.375% due 8/1/2066(1)(2)	1,600,000	1,800,960
Williams Partners LP Sr. Nt. 5.25% due 3/15/2020	3,900,000	4,399,208

		12,492,749
Oil Field Services – 1.7%
Nabors Industries, Inc. 4.625% due 9/15/2021	3,150,000	3,412,036
Transocean, Inc. 2.50% due 10/15/2017	3,000,000	3,063,576
6.00% due 3/15/2018	3,550,000	4,009,828

June 30, 2014 (unaudited)	Principal Amount	Value
Oil Field Services (continued)
Weatherford Bermuda 5.125% due 9/15/2020	$1,500,000	$1,680,051
6.50% due 8/1/2036	1,200,000	1,426,389

		13,591,880
Packaging – 0.6%
Ball Corp. 5.00% due 3/15/2022(1)	2,600,000	2,665,000
Sealed Air Corp. 8.125% due 9/15/2019(3)	705,000	776,381
Silgan Holdings, Inc. Sr. Nt. 5.00% due 4/1/2020	1,500,000	1,537,500

		4,978,881
Paper – 1.0%
Fibria Overseas Finance Ltd. 5.25% due 5/12/2024	1,500,000	1,492,500
Georgia-Pacific LLC 5.40% due 11/1/2020(3)	2,675,000	3,087,606
Rock Tenn Co. 4.90% due 3/1/2022	3,200,000	3,492,787

		8,072,893
Pharmaceuticals – 0.8%
Gilead Sciences, Inc. Sr. Nt. 4.40% due 12/1/2021(1)	6,150,000	6,752,737

		6,752,737
Railroads – 0.2%
CSX Corp. Sr. Nt. 4.75% due 5/30/2042	1,250,000	1,310,073

		1,310,073
REITs – 0.9%
CommonWealth REIT Sr. Nt. 5.875% due 9/15/2020	1,200,000	1,306,648
DDR Corp. Sr. Nt. 4.75% due 4/15/2018	2,000,000	2,176,660
ProLogis LP 6.875% due 3/15/2020	541,000	650,007
Simon Property Group LP Sr. Nt. 4.125% due 12/1/2021(1)	3,100,000	3,357,349

		7,490,664
Technology – 1.5%
Apple, Inc. Sr. Nt. 3.85% due 5/4/2043(1)	4,500,000	4,139,230
First Data Corp. Sr. Sec. Nt. 7.375% due 6/15/2019(3)	2,830,000	3,038,713
Hewlett-Packard Co. Sr. Nt. 3.75% due 12/1/2020(1)	5,000,000	5,226,245

		12,404,188

12	The accompanying notes are an integral part of these financial statements.

RS INVESTMENT QUALITY BOND VIP SERIES

June 30, 2014 (unaudited)	Principal Amount	Value
Wireless – 1.6%
America Movil S.A.B. de C.V. 5.00% due 10/16/2019(1)	$3,600,000	$4,047,336
American Tower Corp. Sr. Nt. 4.625% due 4/1/2015	1,500,000	1,544,983
Sprint Communications, Inc. Sr. Nt. 6.00% due 12/1/2016	3,000,000	3,266,250
Vodafone Group PLC Sr. Nt. 6.15% due 2/27/2037(1)	3,350,000	3,980,678

		12,839,247
Wirelines – 3.1%
AT&T, Inc. Sr. Nt. 2.30% due 3/11/2019(1)	6,000,000	6,057,378
6.30% due 1/15/2038(1)	2,200,000	2,662,389
Deutsche Telekom International Finance B.V. 8.75% due 6/15/2030(1)	850,000	1,243,120
Orange S.A. Sr. Nt. 9.00% due 3/1/2031	335,000	504,191
Telecom Italia Capital S.A. 5.25% due 10/1/2015	3,550,000	3,709,750
Verizon Communications, Inc. Sr. Nt. 6.40% due 2/15/2038	1,250,000	1,526,673
6.55% due 9/15/2043(1)	7,500,000	9,438,307

		25,141,808
Total Corporate Bonds (Cost $354,773,494)		373,080,413

	Principal Amount	Value
Hybrid ARMS – 0.1%
FNMA
2.41% due 12/1/2036(2)	460,467	494,937
2.44% due 8/1/2046(2)	254,650	256,085

Total Hybrid ARMS (Cost $719,222)		751,022

	Principal Amount	Value
Mortgage Pass-Through Securities – 6.0%
FHLMC
4.00% due 1/1/2041(1)	4,642,264	4,924,623
7.00% due 9/1/2038	179,027	203,468
FNMA
3.00% due 4/1/2043 - 7/1/2043	16,092,020	15,915,790
3.50% due 11/1/2042	29,949	30,877
4.00% due 9/1/2040 - 11/1/2040	6,703,228	7,123,964
4.50% due 12/1/2099(4)	9,800,000	10,613,096
5.00% due 4/1/2023 - 12/1/2039	4,997,148	5,554,474

June 30, 2014 (unaudited)	Principal Amount	Value
Mortgage Pass-Through Securities (continued)
5.50% due 1/1/2038 - 2/1/2039	$3,058,366	$3,421,658
6.00% due 8/1/2021	192,257	208,104
6.50% due 12/1/2014	158	158
7.00% due 9/1/2014 - 6/1/2032	92,846	106,010
7.50% due 12/1/2029	115,814	132,862
8.00% due 1/1/2030 - 9/1/2030	46,084	53,791
GNMA
6.00% due 10/15/2032 - 12/15/2033	300,150	344,838

Total Mortgage Pass-Through Securities (Cost $46,997,474)		48,633,713

	Principal Amount	Value
Municipal Bonds – 1.4%
Chicago Illinois Metropolitan Wtr. Reclamation Dist. Greater Chicago G.O. Build America Bonds Taxable Direct Payment 5.72% due 12/1/2038(1)	1,600,000	1,918,032
Illinois St. Toll Hwy. Auth. Toll Hwy. Rev. Build America Bonds Ser. A 6.184% due 1/1/2034	1,000,000	1,254,030
Massachusetts Bay Transn. Auth. Rev. Ser. A 5.25% due 7/1/2034	2,400,000	2,718,744
Massachusetts St. Health & Ed. Facs. Auth. Rev. Harvard Univ. Ser. A 5.50% due 11/15/2036	1,190,000	1,380,055
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Rev. Build America Bonds Ser. EE 6.011% due 6/15/2042	1,600,000	2,067,408
San Diego Cnty. California Wtr. Auth. Fing. Agcy. Wtr. Rev. Build America Bonds Ser. B 6.138% due 5/1/2049	1,500,000	1,970,730

Total Municipal Bonds (Cost $9,323,139)		11,308,999

	Principal Amount	Value
U.S. Government Securities – 9.5%
U.S. Treasury Bonds 3.625% due 2/15/2044	8,000,000	8,442,496
3.75% due 11/15/2043	15,500,000	16,740,000
U.S. Treasury Notes
0.875% due 12/31/2016	35,750,000	35,937,116
1.375% due 5/31/2020	6,000,000	5,832,654
2.50% due 5/15/2024	2,300,000	2,296,766
2.75% due 2/15/2024	8,000,000	8,181,872

Total U.S. Government Securities (Cost $76,166,794)		77,430,904

The accompanying notes are an integral part of these financial statements.	13

SCHEDULE OF INVESTMENTS — RS INVESTMENT QUALITY BOND VIP SERIES

June 30, 2014 (unaudited)	Principal Amount	Value
Repurchase Agreements – 3.6%

State Street Bank and Trust Co. Repurchase Agreement, 0.00%, dated 6/30/2014, maturity value of $29,547,000, due 7/1/2014(5)	$29,547,000	$29,547,000
Total Repurchase Agreements (Cost $29,547,000)		29,547,000
Total Investments – 100.4% (Cost $791,756,346)		816,411,397
Other Liabilities, Net – (0.4)%		(3,514,974)
Total Net Assets – 100.0%		$812,896,423
(1)	Securities are segregated to cover anticipated or existing derivative positions or to be announced securities (TBA).
(2)	Variable rate securities, which may include step-up bonds or adjustable rate mortgages. The rate shown is the rate in effect at June 30, 2014.
(3)	Securities that may be resold in transactions, exempt from registration under Rule 144A of the Securities Act of 1933, normally to certain qualified buyers. At June 30, 2014, the aggregate market value of these securities amounted to $108,257,482, representing 13.3% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.
(4)	TBA — To be announced.
(5)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
FNMA	2.26%	10/17/2022	$5,668,880
U.S. Treasury Note	1.38%	6/30/2018	24,470,797

The table below presents futures contracts as of June 30, 2014:

Description	Counterparty	Number of Contracts	Expiration	Face Value (000s)	Unrealized Appreciation (Depreciation)
Purchased Futures Contracts
10 YR U.S. Treasury Notes	Goldman Sachs & Co.	470	9/19/2014	$58,831	$106,322
5 YR U.S. Treasury Notes	Goldman Sachs & Co.	650	9/30/2014	77,650	(86,663)
U.S. Long Bond	Goldman Sachs & Co.	60	9/19/2014	8,231	33,070
Total					$52,729

At June 30, 2014, the Fund had entered into the following open option contracts:

Number of Contracts	Written Call Options		Expiration Date	Premiums Received	Current Value	Unrealized Depreciation
390	10 YR U.S. Treasury Note, strike @ $	126	August 2014	$132,690	$(170,625)	$(37,935)

Number of Contracts	Written Put Options		Expiration Date	Premiums Received	Current Value	Unrealized Appreciation
140	30 YR U.S. Treasury Note, strike @ $	129	August 2014	$71,695	$(6,562)	$65,133

The following is a summary of the inputs used as of June 30, 2014, in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 1a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$41,497,138	$—	$41,497,138
Collateralized Mortgage Obligations	—	54,931,861	—	54,931,861
Senior Secured Loans	—	42,593,991	—	42,593,991
Commercial Mortgage-Backed Securities	—	136,636,356	—	136,636,356
Corporate Bonds	—	373,080,413	—	373,080,413
Hybrid ARMS	—	751,022	—	751,022
Mortgage Pass-Through Securities	—	48,633,713	—	48,633,713
Municipal Bonds	—	11,308,999	—	11,308,999
U.S. Government Securities	—	77,430,904	—	77,430,904
Repurchase Agreements	—	29,547,000	—	29,547,000
Other Financial Instruments:
Financial Futures Contracts	52,729	—	—	52,729
Written Call Options	(170,625)	—	—	(170,625)
Written Put Options	(6,562)	—	—	(6,562)
Total	$(124,458)	$816,411,397	$—	$816,286,939

14	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — RS INVESTMENT QUALITY BOND VIP SERIES

Statement of Assets and Liabilities As of June 30, 2014 (unaudited)
Assets
Investments, at value	$816,411,397
Cash	285,730
Cash deposits with brokers	1,538,900
Dividends/interest receivable	5,577,273
Receivable for fund shares subscribed	340,473
Receivable for variation margin	99,298
Prepaid expenses	16,209

Total Assets	824,269,280

Liabilities
Payable for investments purchased	10,560,113
Payable to adviser	333,647
Payable for fund shares redeemed	181,325
Written options, at value	177,187
Accrued trustees’ fees	13,272
Accrued expenses/other liabilities	107,313

Total Liabilities	11,372,857

Total Net Assets	$812,896,423

Net Assets Consist of:
Paid-in capital	$773,066,193
Accumulated undistributed net investment income	12,116,298
Accumulated net realized gain from investments, futures contracts, swap contracts and written options	2,978,954
Net unrealized appreciation on investments, futures contracts and written options	24,734,978

Total Net Assets	$812,896,423

Investments, at Cost	$791,756,346

Premiums Received for Written Options	$204,385

Pricing of Shares
Shares of Beneficial Interest Outstanding with No Par Value	63,974,206
Net Asset Value Per Share	$12.71

Statement of Operations For the Six-Month Period Ended June 30, 2014 (unaudited)
Investment Income
Interest	$14,366,591

Total Investment Income	14,366,591

Expenses
Investment advisory fees	2,002,072
Custodian fees	64,892
Administrative service fees	47,010
Professional fees	46,068
Shareholder reports	43,601
Trustees’ fees	23,561
Insurance expense	12,226
Transfer agent fees	2,056
Other expenses	8,807

Total Expenses	2,250,293

Net Investment Income	12,116,298

Realized Gain/(Loss) and Change in Unrealized Appreciation/Depreciation on Investments, Futures Contracts, Swap Contracts and Written Options
Net realized gain from investments	1,634,764
Net realized gain from futures contracts	1,448,124
Net realized loss from swap contracts	(2,127)
Net realized gain from written options	19,170
Net change in unrealized appreciation/depreciation on investments	17,580,437
Net change in unrealized appreciation/depreciation on futures contracts	1,070,549
Net change in unrealized appreciation/depreciation on written options	12,760

Net Gain on Investments, Futures Contracts, Swap Contracts and Written Options	21,763,677

Net Increase in Net Assets Resulting from Operations	$33,879,975

The accompanying notes are an integral part of these financial statements.	15

FINANCIAL INFORMATION — RS INVESTMENT QUALITY BOND VIP SERIES

Statements of Changes in Net Assets Six-Months-Ended Numbers are unaudited

	For the Six Months Ended 6/30/14	For the Year Ended 12/31/13

Operations
Net investment income	$12,116,298	$21,248,227
Net realized gain from investments, futures contracts, swap contracts and written options	3,099,931	2,253,966
Net change in unrealized appreciation/depreciation on investments, futures contracts and written options	18,663,746	(35,552,101)

Net Increase/(Decrease) in Net Assets Resulting from Operations	33,879,975	(12,049,908)

Distributions to Shareholders
Net investment income	—	(21,298,162)
Net realized gain on investments	—	(3,569,737)

Total Distributions	—	(24,867,899)

Capital Share Transactions
Proceeds from sales of shares	28,903,091	137,178,642
Reinvestment of distributions	—	24,867,898
Cost of shares redeemed	(44,613,339)	(91,203,427)

Net Increase/(Decrease) in Net Assets Resulting from Capital Share Transactions	(15,710,248)	70,843,113

Net Increase in Net Assets	18,169,727	33,925,306

Net Assets
Beginning of period	794,726,696	760,801,390

End of period	$812,896,423	$794,726,696

Accumulated Undistributed Net Investment Income Included in Net Assets	$12,116,298	$—

Other Information:
Shares
Sold	2,318,435	10,886,522
Reinvested	—	2,038,352
Redeemed	(3,572,464)	(7,249,827)

Net Increase/(Decrease)	(1,254,029)	5,675,047

16	The accompanying notes are an integral part of these financial statements.

This Page Intentionally Left Blank

17

FINANCIAL INFORMATION — RS INVESTMENT QUALITY BOND VIP SERIES

The Financial Highlights table is intended to help you understand the Fund’s financial performance for the past six reporting periods. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions).

Financial Highlights Six-Months-Ended Numbers are unaudited
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gain/(Loss)	Total Operations	Distributions From Net Investment Income	Distributions From Net Realized Capital Gains	Total Distributions
Six Months Ended 6/30/14[1]	$12.18	$0.19	$0.34	$0.53	$—	$—	$—
Year Ended 12/31/13	12.78	0.34	(0.54)	(0.20)	(0.34)	(0.06)	(0.40)
Year Ended 12/31/12	12.57	0.38	0.42	0.80	(0.38)	(0.21)	(0.59)
Year Ended 12/31/11	12.32	0.49	0.38	0.87	(0.49)	(0.13)	(0.62)
Year Ended 12/31/10	12.02	0.48	0.44	0.92	(0.48)	(0.14)	(0.62)
Year Ended 12/31/09	11.32	0.50	0.78	1.28	(0.50)	(0.08)	(0.58)

18	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — RS INVESTMENT QUALITY BOND VIP SERIES

Net Asset Value, End of Period	Total Return[2]	Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets[3]	Gross Ratio of Expenses to Average Net Assets	Net Ratio of Net Investment Income to Average Net Assets[3]	Gross Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate
$12.71	4.35%	$812,896	0.56%	0.56%	3.03%	3.03%	24%
12.18	(1.63)%	794,727	0.56%	0.56%	2.72%	2.72%	199%
12.78	6.37%	760,801	0.56%	0.56%	2.97%	2.97%	135%
12.57	7.08%	671,882	0.57%	0.57%	3.75%	3.75%	102%
12.32	7.72%	631,137	0.56%	0.56%	3.90%	3.90%	121%
12.02	11.20%	559,345	0.58%	0.58%	4.54%	4.54%	153%

Distributions reflect actual per-share amounts distributed for the period.

[1]	Ratios for periods less than one year have been annualized, except for total return and portfolio turnover rate.

[2]	Total returns do not reflect the effects of charges deducted pursuant to the terms of The Guardian Insurance & Annuity Company, Inc.’s variable contracts. Inclusion of such charges would reduce the total returns for all periods shown.

[3]	Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income to Average Net Assets include the effect of fee waivers and expense limitations and exclude the effect of custody credits, if applicable.

The accompanying notes are an integral part of these financial statements.	19

NOTES TO FINANCIAL STATEMENTS — RS INVESTMENT QUALITY BOND VIP SERIES (UNAUDITED)

June 30, 2014 (unaudited)

RS Variable Products Trust (the “Trust”), a Massachusetts business trust organized on May 18, 2006, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust currently offers nine series. RS Investment Quality Bond VIP Series (the “Fund”) is a series of the Trust. The Fund is a diversified fund. The financial statements for the other remaining series of the Trust are presented in separate reports.

The Fund has authorized an unlimited number of shares of beneficial interest with no par value. The Fund currently offers only Class I shares. Shares are bought and sold at closing net asset value (“NAV”). Class I shares of the Fund are only sold to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. (“GIAC”) that fund certain variable annuity and variable life insurance contracts issued by GIAC. GIAC is a wholly owned subsidiary of The Guardian Life Insurance Company of America (“Guardian Life”).

Note 1. Significant Accounting Policies

The following policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. Investment Valuations The Fund is responsible for the valuation of portfolio securities. The valuations of debt securities, including bank loans, with more than 60 days to maturity for which quoted bid prices are readily available and considered by management to be representative of the bid side of the market are valued at the bid price by independent pricing services (each, a “Service”). Debt securities with more than 60 days to maturity for which quoted bid prices are not readily available and considered by management to be representative of market value are valued by a Service at estimated market value based on methods which may include consideration of yields or prices of government securities of comparable coupon, maturity and type; indications as to values from dealers; and general market conditions.

Other marketable securities are valued at the last reported sale price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the mean between the closing bid and ask prices. Securities traded on the NASDAQ Stock Market, LLC (“NASDAQ”) are generally valued at the NASDAQ official closing price, which may not be the last sale price. If the NASDAQ official closing price is not available for a security, that security is generally valued using the last reported sale price, or, if no sales are reported, at the mean between the closing bid and ask prices. Short-term investments that will mature in 60 days or less are valued at amortized cost, which approximates market value. Repurchase agreements are carried at cost, which approximates market value (see Note 4c). Foreign securities are valued in the currencies of the markets in which they trade and then converted to U.S. dollars using the prevailing exchange rates at the close of the New York Stock Exchange (“NYSE”).

Securities for which market quotations are not readily available or for which market quotations may be considered unreliable or for which a Service does not provide a valuation are valued at their fair values as determined in accordance with guidelines and procedures adopted by the Trust’s Board of Trustees.

Securities whose values have been materially affected by events occurring before the Fund’s valuation time but after the close of the securities’ principal exchange or market may be fair valued in accordance with guidelines and procedures adopted by the Board of Trustees.

In accordance with Financial Accounting Standards Board (“FASB”) Codification Topic 820 (“ASC Topic 820”), fair value is defined as the price that the Fund would receive upon selling an investment in an “arm’s length” transaction to a willing buyer in the principal or most advantageous market for the investment. ASC Topic 820 established a hierarchy for classification of fair value measurements for disclosure purposes. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances. The hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — unadjusted quoted prices in active markets for identical investments

•	Level 2 — inputs other than unadjusted quoted prices that are observable either directly or indirectly (including adjusted quoted prices for similar

20

NOTES TO FINANCIAL STATEMENTS — RS INVESTMENT QUALITY BOND VIP SERIES (UNAUDITED)

investments, interest rates, prepayment speeds, credit risks, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A security’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Trust. The Trust considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

The FASB requires reporting entities to make disclosures about purchases, sales, issuances and settlements of Level 3 securities on a gross basis. For the six months ended June 30, 2014, the Fund had no securities classified as Level 3.

The Fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 at the end of the reporting period. For the six months ended June 30, 2014, there were no transfers between Level 1, Level 2 and Level 3.

In determining a security’s placement within the hierarchy, the Trust separates the Fund’s investment portfolio into two categories: investments and derivatives (e.g., futures).

Investments Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities.

Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, loans, state, municipal and provincial obligations, certain foreign equity securities and commercial paper and other short-term securities valued at amortized cost in accordance with Rule 2a-7 under the 1940 Act.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 investments include, among others, private placement securities. When observable prices are not available for these securities, the Trust uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Trust in estimating the value of Level 3 investments include, for example, the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Trust in the absence of market information. Assumptions used by the Trust due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations.

Derivatives Exchange-traded derivatives, such as futures contracts and exchange-traded option contracts, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Certain derivatives, such as generic forwards, swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2.

b. Taxes The Fund intends to continue complying with the requirements of the Internal Revenue Code to qualify as a regulated investment company and to distribute substantially all net investment income and realized net capital gains, if any, to shareholders. Therefore, the Fund does not expect to be subject to income tax, and no provision for such tax has been made.

From time to time, however, the Fund may choose to pay an excise tax if the cost of making the required distribution exceeds the amount of the excise tax.

As of June 30, 2014, the Trust has reviewed the tax positions for open periods, as applicable to the Fund, and has determined that no provision for income tax is required in the Fund’s financial statements. The Trust is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Fund recognizes interest and penalties, if any, related to unrecognized tax positions as income tax expense in the Statement of Operations. For the six months ended June 30, 2014, the Fund did not incur any such interest or penalties. The Fund is not subject to

21

NOTES TO FINANCIAL STATEMENTS — RS INVESTMENT QUALITY BOND VIP SERIES (UNAUDITED)

examination by U.S. federal tax authorities for tax years before 2010 and by state authorities for tax years before 2009.

c. Securities Transactions Securities transactions are accounted for on the date securities are purchased or sold (trade date). Realized gains or losses on securities transactions are determined on the basis of specific identification.

d. Futures Contracts The Fund may enter into financial futures contracts. In entering into such contracts, the Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the face value of the contract. Subsequent payments are received or made by the Fund each day, depending on the daily fluctuations in the values of the contracts, and are recorded for financial statement purposes as variation margin received or paid by the Fund. Daily changes in variation margin are recognized as unrealized gains or losses by the Fund. The Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

e. Credit Derivatives The Fund may enter into credit derivatives, including credit default swaps on individual obligations or credit indices. The Fund may use these investments (i) as alternatives to direct long or short investment in a particular security or securities, (ii) to adjust a Fund’s asset allocation or risk exposure, or (iii) for hedging purposes. The use by a Fund of credit default swaps may have the effect of creating a short position in a security. Credit derivatives can create investment leverage and may create additional investment risks that may subject a Fund to greater volatility than investments in more traditional securities, as described in the Statement of Additional Information.

The Fund may enter into credit default swap agreements either as a buyer or seller. The Fund may buy a credit default swap to attempt to mitigate the risk of default or credit quality deterioration in one or more individual holdings or in a segment of the fixed income securities market. The Fund may sell a credit default swap in an attempt to gain exposure to an underlying issuer’s credit quality characteristics without investing directly in that issuer.

For swaps entered with an individual counterpary, the Fund bears the risk of loss of the uncollateralized amount expected to be received under a credit default swap agreement in the event of the default or bankruptcy of the counterparty. The Fund will enter into swap agreements only with counterparties that meet certain standards of creditworthiness. Credit default swap agreements are generally valued at a price at which the counterparty to such agreement would terminate the agreement. The Fund may also enter into cleared swaps.

In entering into swap contracts, the Fund is required to deposit with the broker, either in cash or securities, an amount equal to a percentage of the notional value of the contract. Subsequent payments are received or made by the Fund each day, depending on the daily fluctuations in the values of the contracts, and are recorded for financial statement purposes as variation margin received or paid by the Fund. Daily changes in variation margin are recognized as unrealized gains or losses by the Fund. The Fund may not achieve the anticipated benefits of the swap contracts and may realize a loss.

For the six months ended June 30, 2014, the Fund entered into credit default swaps primarily for the asset allocation and risk exposure management.

There were no credit default swaps held as of June 30, 2014.

f. Options Transactions The Fund can write (sell) put and call options on securities and indexes to earn premiums, for hedging purposes, risk management purposes or otherwise as part of their investment strategies. In writing options, the Fund is required to deposit with the broker, either in cash or securities, an amount equal to a percentage of the value of the options. When an option is written, the premium received is recorded as an asset with an equal liability that is subsequently marked to market to reflect the market value of the written option. These liabilities, if any, are reflected as written options, at value, in the Fund’s Statement of Assets and Liabilities. Premiums received from writing options which expire unexercised are recorded on the expiration date as a realized gain. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchased transactions, as a realized loss. If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether there has been a realized gain or loss. If a written put option is exercised, the premium reduces the cost basis of the security. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security underlying the written option. Exercise of a written option could result in the Fund purchasing or selling a security at a price different from its current market value.

g. Investment Income Dividend income is generally recorded on the ex-dividend date. Interest income, which

22

NOTES TO FINANCIAL STATEMENTS — RS INVESTMENT QUALITY BOND VIP SERIES (UNAUDITED)

includes amortization/accretion of premium/discount, is accrued and recorded daily.

h. Expenses Many expenses of the Trust can be directly attributed to a specific series of the Trust. Expenses that cannot be directly attributed to a specific series of the Trust are generally apportioned among all the series in the Trust, based on relative net assets.

i. Distributions to Shareholders The Fund intends to declare and distribute substantially all net investment income, if any, at least once a year. Distributions of net realized capital gains, if any, are declared and paid at least once a year. Unless the Fund is instructed otherwise, all distributions to shareholders are credited in the form of additional shares of the Fund at the net asset value, recorded on the ex-dividend date.

j. Capital Accounts Due to the timing of dividend distributions and the differences in accounting for income and realized gains/(losses) for financial statement purposes versus federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains/(losses) were recorded by the Fund.

Note 2. Transactions with Affiliates

a. Advisory Fee Under the terms of the advisory agreement, which is reviewed and approved annually by the Board of Trustees, the Fund pays an investment advisory fee to RS Investment Management Co. LLC (“RS Investments”). Guardian Investor Services LLC (“GIS”), a subsidiary of Guardian Life, holds a majority interest in RS Investments. RS Investments receives an investment advisory fee based on the average daily net assets of the Fund at an annual rate of 0.50%.

RS Investments has entered into a Sub-Advisory Services Agreement with GIS. GIS is responsible for providing day-to-day investment advisory services to the Fund, subject to the oversight of the Board of Trustees of the Trust and RS Investments. The sub-investment advisory fee is paid by RS Investments to GIS and does not represent a separate or additional expense to the Fund.

b. Compensation of Trustees and Officers Trustees and officers of the Trust who are interested persons, as defined in the 1940 Act, of RS Investments receive no compensation from the Fund for acting as such. Trustees of the Trust who are not interested persons of RS Investments receive compensation and reimbursement of expenses from the Trust.

c. Principal Underwriter RS Funds Distributor LLC (“RSFD”), a wholly owned subsidiary of RS Investments, is the principal underwriter of the Fund shares. The Trust has entered into a distribution agreement with RSFD, which governs the sale and distribution of shares of the Fund. RSFD receives no compensation from the Trust or from purchasers of the Fund shares for acting as distributor of the Class I shares. Prior to June 1, 2014, GIS served as the principal underwriter of the Fund shares.

Note 3. Federal Income Taxes

a. Distributions to Shareholders The tax character of distributions paid to shareholders during the year ended December 31, 2013, which is the most recently completed tax year, was as follows:

Ordinary Income	Long-Term Capital Gains
$21,369,353	$3,498,546

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences, and differing characterizations of distributions made by the Fund.

Permanent book and tax basis differences will result in reclassifications to paid-in capital, undistributed net investment income and accumulated undistributed net realized gain/(loss) on investments and foreign currency transactions. Undistributed net investment income and accumulated undistributed net realized gain/(loss) on investments and foreign currency transactions may include temporary book and tax differences, which will reverse in a subsequent period.

As of December 31, 2013, the Fund made the following reclassifications of permanent book and tax basis differences:

Paid-in Capital	Undistributed Net Investment Income	Accumulated Net Realized Loss
$(55,713)	$49,935	$5,778

During any particular year, net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed and, therefore, are normally distributed to shareholders annually.

In determining its taxable income, current tax law permits the Fund to elect to treat all or a portion of any net capital or currency loss realized after October 31 as occurring on the first day of the following fiscal year. For the year ended December 31, 2013, the Fund elected to defer net capital losses of $1,108,010.

23

NOTES TO FINANCIAL STATEMENTS — RS INVESTMENT QUALITY BOND VIP SERIES (UNAUDITED)

b. Tax Basis of Investments The cost of investments for federal income tax purposes at June 30, 2014, was $791,772,695. The gross unrealized appreciation and depreciation on investments, on a tax basis, at June 30, 2014, aggregated $28,139,973 and $(3,501,271), respectively, resulting in net unrealized appreciation of $24,638,702.

Note 4. Investments

a. Investment Purchases and Sales The cost of investments and U.S. government agency obligations purchased and the proceeds from U.S. government agency obligations and other investments sold (excluding short-term investments) for the six months ended June 30, 2014, were as follows:

	Other Investments	U.S. Government and Agency Obligations
Purchases	$96,606,028	$111,789,657
Sales	96,284,073	94,767,288

b. Derivative Instruments and Hedging Activities The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure at June 30, 2014.

Derivative Instrument Type	Statement of Assets and Liabilities Location	Value
Financial Futures Contracts	Net unrealized appreciation on futures contracts*	$52,729
Written Call Option Contracts	Written options, at value	(170,625)
Written Put Option Contracts	Written options, at value	(6,562)
*	The cumulative appreciation of financial futures contracts is reported in the notes to the Schedule of Investments. Only the daily change in variation margin as of the reporting date is presented in the Statement of Assets and Liabilities. See Note 1d for additional information on futures contracts.

The following is a summary of the effect of the Fund’s derivative instruments on the Statement of Operations for the six months ended June 30, 2014.

Derivative Instrument Type	Location of Gain/ (Loss) on Derivatives Recognized in Income	Amount
Financial Futures Contracts	Net realized gain from futures contracts	$1,448,124

	Net change in unrealized appreciation/(depreciation) on futures contracts	1,070,549
Swap Contracts	Net realized loss from swap contracts	(2,127)

	Net change in unrealized appreciation/(depreciation) on swap contracts	—
Option Contracts	Net realized gain from investments and written options	19,170

	Net change in unrealized appreciation/(depreciation) on written options	12,760

Transactions in written options for the six months ended June 30, 2014:

	Contracts	Premiums
Options outstanding, December 31, 2013	160	$96,938
Written options	790	307,455
Options terminated in closing transactions	(260)	(103,070)
Options exercised	—	—
Options expired	(160)	(96,938)
Options outstanding, June 30, 2014	530	204,385

The Fund held an average daily face value of $51,322,099 in long position futures contracts, an average daily face value of $(618,785) in short position futures contracts, an average daily notional value of $66,298 in swap contracts, and an average daily face value of $22,602 in written option contracts for the six months ended June 30, 2014.

The Fund used exchange-traded U.S. Treasury futures and options on U.S. Treasury futures to generate income and manage interest rate exposure. The Fund entered into credit default swaps primarily for the asset allocation and risk exposure management.

The Fund has entered into ISDA Master Agreements (“ISDA Agreements”) with various counterparties, which govern derivatives transactions (the “Transactions”). The ISDA Agreements are each single contracts with a counterparty that permit multiple Transactions governed

24

NOTES TO FINANCIAL STATEMENTS — RS INVESTMENT QUALITY BOND VIP SERIES (UNAUDITED)

by that contract to be net settled upon the designation by the non-defaulting party of an early termination date (the “Early Termination Date”) under such contract upon the occurrence of certain events of default or termination events. Upon the designation of such Early Termination Date, all Transactions governed by the applicable agreement are terminated and a net settlement amount is calculated. In addition, the Fund receives and posts cash and securities collateral under the ISDA Agreements, subject to the terms of the related credit support agreement. Such credit support agreement grants the non-defaulting party designating the Early Termination Date the right to liquidate the collateral that has been posted to it and apply the proceeds to the calculation of the net settlement amount.

c. Repurchase Agreements The collateral for repurchase agreements is either cash or fully negotiable U.S. government securities (including U.S. government agency securities). Repurchase agreements are fully collateralized (including the interest accrued thereon) and such collateral is marked to market daily while the agreements remain in force. If the value of the collateral falls below the repurchase price plus accrued interest, the Fund will typically require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, the Fund maintains the right to sell the collateral (although it may be prevented or delayed from doing so in certain circumstances) and may be required to claim any resulting loss against the seller.

d. Loans Floating rate loans in which the Fund invests are primarily “senior” loans. Senior floating rate loans typically hold a senior position in the capital structure of the borrower, are typically secured by specific collateral, and have a claim on the assets and/or stock of the borrower that is senior to that held by subordinated debtholders and stockholders of the borrower. While these protections may reduce risk, these investments still present significant credit risk. A significant portion of the Fund’s floating rate investments may be issued in connection with highly leveraged transactions such as leveraged buyouts, leveraged recapitalization loans, and other types of acquisition financing. Obligations in these types of transactions are subject to greater credit risk (including default and bankruptcy) than many other investments and may be, or become, illiquid. See Note 4(g) regarding below investment grade securities.

The Fund may purchase second lien loans (secured loans with a claim on collateral subordinate to a senior lender’s claim on such collateral), fixed rate loans, unsecured loans, and other debt obligations.

Transactions in loans may settle on a delayed basis, and the Fund may not receive the proceeds from the sale of a loan for a substantial period of time after sale.

e. Securities Purchased on a When-Issued or Delayed-Delivery Basis The Fund may purchase securities on a when-issued or delayed-delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally enter into these transactions with the intention of taking delivery of the securities, it may sell the securities before the settlement date. Assets will be segregated when a Fund agrees to purchase on a when-issued or delayed-delivery basis. These transactions may create investment leverage.

f. Restricted and Illiquid Securities A restricted security cannot be resold to the general public without prior registration under the Securities Act of 1933 (except pursuant to an applicable exemption). The values of these securities may be highly volatile. If the security is subsequently registered and resold, the issuer would typically bear the expense of all registrations at no cost to the Fund. Restricted and illiquid securities are valued according to the guidelines and procedures adopted by the Trust’s Board of Trustees and are noted, if any, in the Fund’s Schedule of Investments.

g. Below Investment Grade Securities The Fund may invest in below investment grade securities (i.e., lower-quality, “junk” debt), which are subject to various risks. Lower-quality debt is considered to be speculative because it is less certain that the issuer will be able to pay interest or repay the principal than in the case of investment grade debt. These securities can involve a substantially greater risk of default than higher-rated securities, and their values can decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about the issuer, or the market and the economy in general, than higher-quality debt securities. The market for these securities can be less liquid, especially during periods of recession or general market decline.

h. Mortgage- and Asset-Backed Securities The values of some mortgage-related or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Fund to a lower rate of return upon reinvestment of principal. The values of mortgage- and asset-backed securities depend in part on the credit quality and adequacy of the

25

NOTES TO FINANCIAL STATEMENTS — RS INVESTMENT QUALITY BOND VIP SERIES (UNAUDITED)

underlying assets or collateral and may fluctuate in response to the market’s perception of these factors as well as current and future repayment rates. Some mortgage-backed securities are backed by the full faith and credit of the U.S. government (e.g., mortgage-backed securities issued by the Government National Mortgage Association, commonly known as “Ginnie Mae”), while other mortgage-backed securities (e.g., mortgage-backed securities issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, commonly known as “Fannie Mae” and “Freddie Mac”) are backed only by the credit of the government entity issuing them. In addition, some mortgage-backed securities are issued by private entities and, as such, are not guaranteed by the U.S. government or any agency or instrumentality of the U.S. government.

Note 5. Temporary Borrowings

The Fund, with other funds managed by RS Investments, shares in a $400 million committed revolving credit facility from State Street Bank and Trust Company for temporary borrowing purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest is calculated based on market rates at the time of borrowing.

For the six months ended June 30, 2014, the Fund did not borrow from the facility.

Note 6. Review for Subsequent Events

Management has evaluated subsequent events through the issuance of the Fund’s financial statements and determined that no material events have occurred that require disclosure.

Note 7. Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

26

SUPPLEMENTAL INFORMATION (UNAUDITED)

Meeting of Shareholders

A special meeting of the shareholders of RS Variable Products Trust (the “Trust”) was held on May 23, 2014. At the meeting, the shareholders of the Trust elected Judson Bergman, Dennis M. Bushe, Margherita L. DiManni, Kenneth R. Fitzsimmons, Anne M. Goggin, Lawrence E. Harris, Christopher C. Melvin, Jr., Gloria S. Nelund, and Matthew H. Scanlan as trustees of the Trust.

Proposal to Elect Trustees

Nominee	Votes For	Votes Against/ Withheld	Abstentions
Judson Bergman	243,245,382.572	3,647,510.000	0.000
Dennis M. Bushe	243,291,555.572	3,601,337.000	0.000
Margherita L. DiManni	243,228,042.572	3,664,850.000	0.000
Kenneth R. Fitzsimmons	243,213,108.572	3,679,784.000	0.000
Anne M. Goggin	243,263,137.572	3,629,755.000	0.000
Lawrence E. Harris	243,203,352.572	3,689,540.000	0.000
Christopher C. Melvin, Jr.	243,299,753.572	3,593,139.000	0.000
Gloria S. Nelund	243,334,784.572	3,558,108.000	0.000
Matthew H. Scanlan	243,184,961.572	3,707,931.000	0.000

Portfolio Holdings and Proxy Voting Procedures

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the Securities and Exchange Commission’s website at http://www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. This information is also available, without charge, upon request, by calling toll-free 800-221-3253.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available (i) without charge, upon request, by calling toll-free 800-221-3253; and (ii) on the Securities and Exchange Commission’s website at http://www.sec.gov.

The Statement of Additional Information includes additional information about the Trust’s Trustees and Officers and is available, without charge, upon request by calling toll-free 800-221-3253.

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of a Fund unless accompanied or preceded by that Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

27

RS VARIABLE

PRODUCTS TRUST

RS LOW DURATION BOND VIP SERIES

NOT FDIC INSURED

MAY LOSE VALUE

NO BANK GUARANTEE

RS Funds are sold by prospectus only. You should carefully consider the investment objectives, risks, charges and expenses of the RS Funds before making an investment decision. The prospectus contains this and other important information. Please read it carefully before investing or sending money. Please visit our website at www.rsinvestments.com/VIP.htm or to obtain a printed copy, call 800.221.3253.

As with all mutual funds, the value of an investment in the Fund could decline, in which case you could lose money.

Except as otherwise specifically stated, all information, including portfolio security positions, is as of June 30, 2014. Any mention of specific securities should not be considered a recommendation to buy or sell those securities. Fund holdings will vary. The Statement of Additional Information provides further information about the investment team, including information regarding their compensation, other accounts they manage, and their ownership interests in the Fund. For information on how to receive a copy of the Statement of Additional Information, please see the back cover of the relevant prospectus or visit our website at www.rsinvestments.com/VIP.htm.

RS LOW DURATION BOND VIP SERIES

Characteristics (unaudited) Total Net Assets: $256,743,632

Sector Allocation

Bond Quality Allocation[2]

3

RS LOW DURATION BOND VIP SERIES

Top Ten Holdings[3]

Holding	Coupon Rate	Maturity Date	% of Total Net Assets
U.S. Treasury Notes	1.625%	3/31/2019	2.85%
U.S. Treasury Notes	0.750%	1/15/2017	2.42%
U.S. Treasury Notes	0.375%	3/31/2016	1.85%
U.S. Treasury Notes	0.625%	4/30/2018	1.71%
U.S. Treasury Notes	0.250%	7/31/2015	1.60%
U.S. Treasury Notes	1.000%	3/31/2017	1.10%
U.S. Treasury Notes	1.625%	6/30/2019	0.97%
Wachovia Bank Commercial Mortgage Trust	5.308%	11/15/2048	0.94%
Citigroup/Deutsche Bank Commercial Mortgage Trust	5.617%	10/15/2048	0.88%
GE Capital Credit Card Master Note Trust	1.360%	8/17/2020	0.86%
Total			15.18%

1	The Barclays U.S. Government 1-3 Year Bond Index is generally considered to be representative of U.S. government bonds with maturities between one and three years. The Barclays U.S. Government 1-3 Year Bond Index is an unmanaged index that is not available for direct investment. There are no expenses associated with the index, while there are expenses associated with the Fund. Statistical data for the index is as of June 30, 2014.
2	The Bond Quality Allocation chart displays the percentage of fund assets allocated to each rating. Rating agencies’ independent ratings of individual securities are aggregated by Barclays and market weights are reported using Standard & Poor’s letter rating conventions. Rating methodology uses the middle rating of Moody’s, Standard & Poor’s and Fitch. When a rating from only two of the rating agencies is available the lower rating is used. Credit quality ratings assigned by a rating agency are subject to change periodically and are not absolute standards of credit quality. Rating agencies may fail to make timely changes in credit ratings, and an issuer’s current financial condition may be better or worse than a rating indicates. In formulating investment decisions for the Fund, GIS develops its own analysis of the credit quality and risks associated with individual debt instruments, rather than relying exclusively on rating agency ratings.
3	Portfolio holdings are subject to change and should not be considered a recommendation to buy or sell individual securities. Top ten holdings are determined at the unique security level. For this reason, the securities included above, their order, and the percentages they represent of the Fund’s total net assets may differ from similar data calculated directly from the Schedule of Investments, where certain securities of the same issuer with the same coupon rate may be aggregated.

4

RS LOW DURATION BOND VIP SERIES

Performance Update (unaudited)

Average Annual Total Returns

	Inception Date	Year-to-Date	1 Year	3 Year	5 Year	10 Year	Since Inception
RS Low Duration Bond VIP Series	8/28/03	1.07%	1.80%	1.67%	2.84%	3.26%	3.08%
Barclays U.S. Government 1-3 Year Bond Index[1]		0.42%	0.78%	0.66%	1.24%	2.72%	2.60%

Results of a Hypothetical $10,000 Investment

The chart above shows the performance of a hypothetical $10,000 investment made 10 years ago in RS Low Duration Bond VIP Series and the Barclays U.S. Government 1-3 Year Bond Index. Index returns do not include the fees and expenses of the Fund, but do include the reinvestment of dividends.

Performance quoted represents past performance and does not guarantee or predict future results. The Fund is the successor to The Guardian VC Low Duration Bond Fund; performance shown includes performance of the predecessor fund for periods prior to October 9, 2006. Investment return and principal value will fluctuate, so shares, when redeemed, may be worth more or less than their original cost. The Fund’s fees and expenses are detailed in the Financial Highlights section of this report. Fees and expenses are factored into the net asset value of your shares and any performance numbers we release. Total return figures include the effect of expense limitations in effect during the periods shown, if applicable; without such limitations, the performance shown would have been lower. Performance results assume the reinvestment of dividends and capital gains. The return figures shown do not reflect the deduction of taxes that a contract owner/policyholder may pay on Fund distributions or redemption units. The actual total returns for owners of variable annuity contracts or variable life insurance policies that provide for investment in the Fund will be lower to reflect separate account and contract/policy charges. Current and month-end performance information, which may be lower or higher than that cited, is available by calling 800.221.3253 and is periodically updated on our website: www.rsinvestments.com/VIP.htm.

5

UNDERSTANDING YOUR FUND’S EXPENSES (UNAUDITED)

By investing in the Fund, you incur two types of costs: (1) transaction costs, including, as applicable, sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including, as applicable, investment advisory fees and other Fund expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2014, to June 30, 2014. The table below shows the Fund’s expenses in two ways:

Expenses based on actual return

This section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Expenses based on hypothetical 5% return for comparison purposes

This section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with the cost of investing in other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore the second section is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Expenses Paid During Period* 1/1/14-6/30/14	Expense Ratio During Period 1/1/14-6/30/14
Based on Actual Return	$1,000.00	$1,010.70	$2.69	0.54%
Based on Hypothetical Return (5% Return Before Expenses)	$1,000.00	$1,022.12	$2.71	0.54%

*	Expenses are equal to the Fund’s annualized expense ratio as indicated, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

6

SCHEDULE OF INVESTMENTS — RS LOW DURATION BOND VIP SERIES

June 30, 2014 (unaudited)	Principal Amount	Value
Asset-Backed Securities – 11.3%
Ally Auto Receivables Trust 2012-5 A4 0.85% due 1/16/2018	$835,000	$836,576
Ally Master Owner Trust 2012-1 A2 1.44% due 2/15/2017(1)	1,675,000	1,685,284
American Express Credit Account Master Trust 2012-2 A 0.68% due 3/15/2018(1)	1,500,000	1,504,934
2013-1 A 0.572% due 2/16/2021(2)	1,800,000	1,805,056
Ameriquest Mortgage Securities, Inc. 2003-5 A6 4.452% due 4/25/2033(2)	51,201	52,284
Avis Budget Rental Car Funding AESOP LLC 2012-1A A 2.054% due 8/20/2016(3)	1,425,000	1,443,420
2014-1A A 2.46% due 7/20/2020(3)	1,250,000	1,258,961
Barclays Dryrock Issuance Trust 2012-2 A 0.64% due 8/15/2018	800,000	800,136
BMW Vehicle Lease Trust 2013-1 A4 0.66% due 6/20/2016	500,000	500,822
Capital Auto Receivables Asset Trust 2013-1 A3 0.79% due 6/20/2017(1)	700,000	701,477
2013-3 A1B 0.583% due 11/20/2015(1)(2)	2,000,000	2,001,354
CitiFinancial Mortgage Securities, Inc. 2003-3 AF5 5.053% due 8/25/2033(2)	60,463	63,468
CNH Equipment Trust 2014-B A4 1.61% due 5/17/2021	1,000,000	1,000,082
Enterprise Fleet Financing LLC 2012-2 A2 0.72% due 4/20/2018(3)	969,961	970,446
Ford Credit Floorplan Master Owner Trust 2010-3 A2 1.852% due 2/15/2017(2)(3)	985,000	994,573
GE Capital Credit Card Master Note Trust 2012-6 A 1.36% due 8/17/2020(1)	2,215,000	2,205,256
Harley-Davidson Motorcycle Trust 2012-1 A3 0.68% due 4/15/2017	1,293,313	1,294,977
Hertz Fleet Lease Funding LP 2014-1 A 0.554% due 4/10/2028(2)(3)	500,000	500,245

June 30, 2014 (unaudited)	Principal Amount	Value
Asset-Backed Securities (continued)
Hertz Vehicle Financing LLC 2009-2A A2 5.29% due 3/25/2016(1)(3)	$1,990,000	$2,037,889
Huntington Auto Trust 2011-1A A3 1.01% due 1/15/2016(3)	150,563	150,729
Hyundai Auto Lease Securitization Trust 2014-B A4 1.26% due 9/17/2018(3)	900,000	901,761
Kubota Credit Owner Trust 2014-1A A3 1.16% due 5/15/2018(3)	1,100,000	1,100,286
Mercedes-Benz Auto Lease Trust 2013-B A4 0.76% due 7/15/2019	500,000	501,231
Mercedes-Benz Master Owner Trust 2012-AA A 0.79% due 11/15/2017(3)	1,400,000	1,403,317
Miramax LLC 2011-1A A 6.25% due 10/20/2021(1)(3)	749,416	770,540
Nissan Auto Receivables Owner Trust 2013-A A3 0.50% due 5/15/2017	2,000,000	2,001,580
Residential Asset Mortgage Products, Inc. 2002-RS4 AI5 6.163% due 8/25/2032(2)	20,695	18,512
Volkswagen Auto Lease Trust 2012-A A3 0.87% due 7/20/2015	358,822	359,189
Wheels SPV LLC 2012-1 A2 1.19% due 3/20/2021(3)	117,879	118,179

Total Asset-Backed Securities (Cost $28,977,391)		28,982,564

	Principal Amount	Value
Collateralized Mortgage Obligations – 11.9%
Banc of America Funding Corp. 2005-D A1 2.689% due 5/25/2035(2)	923,578	947,332
Banc of America Mortgage Securities Trust 2003-J 2A2 2.846% due 11/25/2033(2)	700,302	703,886
Bear Stearns ALT-A Trust 2003-3 2A 2.599% due 10/25/2033(2)	1,304,800	1,320,971
2004-4 A1 0.752% due 6/25/2034(2)	793,379	762,618
2004-6 1A 0.792% due 7/25/2034(2)	690,788	662,373

The accompanying notes are an integral part of these financial statements.	7

SCHEDULE OF INVESTMENTS — RS LOW DURATION BOND VIP SERIES

June 30, 2014 (unaudited)	Principal Amount	Value
Collateralized Mortgage Obligations (continued)
2004-7 2A1 2.493% due 8/25/2034(2)	$1,050,425	$1,064,010
Chase Mortgage Finance Corp. 2007-A1 2A1 2.498% due 2/25/2037(2)	245,841	247,098
Countrywide Home Loans Mortgage Pass-Through Trust 2002-19 1A1 6.25% due 11/25/2032	21,683	21,924
2003-11 A31 5.50% due 5/25/2033	284,599	293,143
CS First Boston Mortgage Securities Corp. 2003-23 2A8 4.50% due 10/25/2018	70,759	71,083
2003-8 2A1 5.00% due 4/25/2018	106,826	107,856
2004-5 5A1 5.00% due 8/25/2019	155,326	158,414
2004-AR5 3A1 2.448% due 6/25/2034(2)	577,722	580,863
2004-AR5 6A1 2.561% due 6/25/2034(2)	1,405,580	1,413,933
2004-AR7 4A1 2.507% due 11/25/2034(2)	1,280,773	1,314,048
FHLMC 1534 Z 5.00% due 6/15/2023	41,409	44,736
20 H 5.50% due 10/25/2023	22,253	24,203
First Horizon Asset Securities, Inc. 2004-4 2A3 4.50% due 7/25/2019	108,543	111,015
GSR Mortgage Loan Trust 2005-AR6 1A1 2.652% due 9/25/2035(2)	904,049	917,235
Impac CMB Trust 2004-7 1A1 0.892% due 11/25/2034(2)	1,405,439	1,352,631
JPMorgan Mortgage Trust 2004-S1 1A7 5.00% due 9/25/2034	32,117	33,467
2004-S2 1A3 4.75% due 11/25/2019	78,623	79,186
2005-A1 3A1 2.971% due 2/25/2035(2)	268,775	270,517
2006-A2 5A1 2.547% due 11/25/2033(2)	374,617	377,271
Master Adjustable Rate Mortgages Trust 2004-13 2A1 2.642% due 4/21/2034(2)	505,964	511,975
2004-13 3A7 2.636% due 11/21/2034(2)	1,669,431	1,703,603
Master Asset Securitization Trust 2003-5 2A1 5.00% due 6/25/2018	67,765	70,212
2003-9 5A2 4.75% due 10/25/2018(1)	399,649	407,814

June 30, 2014 (unaudited)	Principal Amount	Value
Collateralized Mortgage Obligations (continued)
Merrill Lynch Mortgage Investors Trust 2004-B A1 0.652% due 5/25/2029(2)	$714,202	$711,322
2005-A2 A2 2.47% due 2/25/2035(2)	1,172,343	1,175,220
Morgan Stanley Mortgage Loan Trust 2004-1 1A9 4.50% due 11/25/2018	73,964	75,051
2004-7AR 2A1 2.461% due 9/25/2034(2)	980,641	976,252
MortgageIT Trust 2004-1 A1 0.932% due 11/25/2034(2)	1,187,750	1,157,501
Prime Mortgage Trust 2003-3 A9 5.50% due 1/25/2034	184,377	184,236
2004-2 A2 4.75% due 11/25/2019	117,864	122,282
Residential Asset Mortgage Products, Inc. 2005-SL1 A4 6.00% due 5/25/2032	9,000	9,247
Residential Asset Securitization Trust 2003-A2 A1 4.25% due 5/25/2033	412,583	412,807
Residential Funding Mortgage Securities I, Inc. 2005-S3 A1 4.75% due 3/25/2020	58,394	59,394
Structured Adjustable Rate Mortgage Loan Trust 2004-6 4A1 2.387% due 6/25/2034(2)	880,069	892,606
Structured Asset Securities Corp. 2003-29 2A1 5.25% due 9/25/2023	227,439	230,791
2003-34A 3A2 2.468% due 11/25/2033(2)	944,256	934,997
2004-21XS 2A6A 4.74% due 12/25/2034(2)	67,233	68,770
2004-3 3A1 5.50% due 3/25/2019	89,335	91,612
Thornburg Mortgage Securities Trust 2003-4 A1 0.792% due 9/25/2043(2)	1,402,442	1,378,798
2004-3 A 0.892% due 9/25/2044(2)	1,191,541	1,156,414
2004-4 3A 2.018% due 12/25/2044(2)	1,587,202	1,594,064
Wells Fargo Mortgage Backed Securities Trust 2003-J 2A1 2.504% due 10/25/2033(2)	81,303	82,654
2003-N 2A1 2.491% due 12/25/2033(2)	174,982	175,124

8	The accompanying notes are an integral part of these financial statements.

RS LOW DURATION BOND VIP SERIES

June 30, 2014 (unaudited)	Principal Amount	Value
Collateralized Mortgage Obligations (continued)
2004-M A7 2.615% due 8/25/2034(2)	$565,626	$577,506
2004-O A1 4.857% due 8/25/2034(2)	313,355	319,716
2004-Z 2A2 2.615% due 12/25/2034(2)	264,120	269,021
2005-AR10 2A6 2.614% due 6/25/2035(2)	316,316	320,222
2005-AR12 2A5 2.618% due 6/25/2035(2)	580,696	587,313
2005-AR12 2A6 2.618% due 6/25/2035(2)	497,619	502,117
2005-AR16 3A2 2.616% due 3/25/2035(2)	977,179	989,098

Total Collateralized Mortgage Obligations (Cost $30,419,212)		30,627,552

	Principal Amount	Value
Senior Secured Loans – 7.3%
Building Materials – 0.5%
ABC Supply Co., Inc. Term Loan 3.50% due 4/16/2020(2)	744,375	741,814
Quikrete Holdings, Inc. 1st Lien Term Loan 4.00% due 9/28/2020(2)	565,725	565,901

		1,307,715
Consumer Products – 0.4%
Bombardier Recreational Products, Inc. New Term Loan B 4.00% due 1/30/2019(2)	977,143	977,416

		977,416
Finance Companies – 0.2%
Guggenheim Partners LLC Term Loan 4.25% due 7/22/2020(2)	397,000	397,595

		397,595
Food And Beverage – 0.5%
H.J. Heinz Co. Term Loan B1 3.25% due 6/7/2019(2)	1,188,000	1,189,236

		1,189,236
Gaming – 1.5%
Bally Technologies, Inc. Term Loan B 4.25% due 11/25/2020(2)	598,130	600,372
Boyd Gaming Corp. Term Loan B 4.00% due 8/14/2020(2)	871,000	872,960
MGM Resorts International Term Loan B 3.50% due 12/20/2019(2)	1,138,442	1,134,526

June 30, 2014 (unaudited)	Principal Amount	Value
Gaming (continued)
Pinnacle Entertainment, Inc. Term Loan B2 3.75% due 8/13/2020(2)	$366,339	$366,947
Scientific Games International, Inc. New Term Loan B 4.25% due 10/18/2020(2)	995,000	983,647

		3,958,452
Healthcare – 0.9%
DaVita HealthCare Partners, Inc. Term Loan B 3.50% due 6/24/2021(2)	500,000	502,045
Fresenius Medical Care AG & Co. KGaA USD Term Loan A 1.975% due 10/30/2017(2)	725,792	725,792
Fresenius SE & Co. KGaA USD Term Loan B 2.234% due 8/7/2019(2)	992,500	994,157

		2,221,994
Leisure – 0.6%
Kasima LLC New Term Loan B 3.25% due 5/17/2021(2)	950,000	945,849
WMG Acquisition Corp. New Term Loan 3.75% due 7/1/2020(2)	744,375	731,817

		1,677,666
Lodging – 0.1%
Hilton Worldwide Finance LLC USD Term Loan B2 3.50% due 10/26/2020(2)	182,566	182,186

		182,186
Media - Entertainment – 0.4%
CBS Outdoor Americas Capital LLC Term Loan B 3.00% due 1/31/2021(2)	500,000	498,000
Tribune Co. 2013 Term Loan 4.00% due 12/27/2020(2)	497,500	498,276

		996,276
Pharmaceuticals – 1.4%
Amgen, Inc. Term Loan 1.234% due 9/18/2018(2)	925,000	922,688
Quintiles Transnational Corp. Term Loan B 3 3.75% due 6/8/2018(2)	750,000	749,250
RPI Finance Trust Term Loan A 2.234% due 8/9/2016(2)	381,344	380,631
Term Loan B2 3.25% due 5/9/2018(2)	1,555,037	1,556,203

		3,608,772

The accompanying notes are an integral part of these financial statements.	9

SCHEDULE OF INVESTMENTS — RS LOW DURATION BOND VIP SERIES

June 30, 2014 (unaudited)	Principal Amount	Value
Refining – 0.2%
Citgo Petroleum Corp. Term Loan C 9.00% due 6/23/2017(2)	$251,571	$254,716
Tesoro Corp. Term Loan B 2.401% due 5/30/2016(2)	397,500	397,997

		652,713
Wireless – 0.5%
Crown Castle Operating Co. Term Loan B2 3.00% due 1/31/2021(2)	1,230,111	1,229,509

		1,229,509
Wirelines – 0.1%
Windstream Corp. Term Loan B4 3.50% due 1/23/2020(2)	395,980	394,990

		394,990
Total Senior Secured Loans (Cost $18,818,144)		18,794,520

	Principal Amount	Value
Commercial Mortgage-Backed Securities – 20.1%
American Tower Trust I 13 1A 1.551% due 3/15/2043(1)(3)	1,000,000	995,931
Banc of America Commercial Mortgage Trust 2006-1 A4 5.372% due 9/10/2045(2)	2,000,000	2,109,258
2007-3 AM 5.775% due 6/10/2049(2)	950,000	1,046,447
Banc of America Merrill Lynch Commercial Mortgage, Inc. 2005-4 A5B 4.997% due 7/10/2045(1)(2)	2,000,000	2,076,678
2005-5 A4 5.115% due 10/10/2045(2)	2,063,264	2,147,438
2005-6 A4 5.349% due 9/10/2047(1)(2)	1,215,000	1,270,058
Bear Stearns Commercial Mortgage Securities Trust 2005-PW10 A4 5.405% due 12/11/2040(2)	1,620,000	1,685,150
2006-T24 AM 5.568% due 10/12/2041(2)	1,700,000	1,847,191
2007-PW16 AM 5.898% due 6/11/2040(2)	400,000	443,886
Chase Commercial Mortgage Securities Corp. 1998-1 F 6.56% due 5/18/2030(2)(3)	4,475	4,469
Citigroup Commercial Mortgage Trust 2014-388G B 1.205% due 6/15/2033(2)(3)	1,200,000	1,203,018

June 30, 2014 (unaudited)	Principal Amount	Value
Commercial Mortgage-Backed Securities (continued)
Citigroup/Deutsche Bank Commercial Mortgage Trust 2006-CD3 A5 5.617% due 10/15/2048	$2,102,874	$2,258,352
Crown Castle Towers LLC Sr. Sec. Nt. 3.214% due 8/15/2015(1)(3)	350,000	355,580
CS Commercial Mortgage Trust 2006-C3 A3 5.982% due 6/15/2038(2)	1,878,247	2,017,085
GE Capital Commercial Mortgage Corp. 2006-C1 A4 5.456% due 3/10/2044(2)	491,930	518,719
GS Mortgage Securities Trust 2006-GG8 AM 5.591% due 11/10/2039	230,000	249,308
Hilton U.S.A. Trust 2013-HLT AFX 2.662% due 11/5/2030(3)	2,000,000	2,025,450
JPMorgan Chase Commercial Mortgage Securities Corp. 2004-C3 A5 4.878% due 1/15/2042	675,000	682,823
2005-CB13 AM 5.461% due 1/12/2043(2)	1,500,000	1,579,516
2005-LDP1 A4 5.038% due 3/15/2046(2)	838,129	844,501
2005-LDP5 A4 5.405% due 12/15/2044(2)	1,650,000	1,725,423
2005-LDP5 AM 5.447% due 12/15/2044(2)	580,000	615,748
2006-LDP7 AM 6.057% due 4/15/2045(2)	950,000	1,034,817
2007-CB18 A4 5.44% due 6/12/2047	1,921,949	2,096,483
LB UBS Commercial Mortgage Trust 2006-C1 AM 5.217% due 2/15/2031(2)	320,000	339,402
LB-UBS Commercial Mortgage Trust 2006-C6 A4 5.372% due 9/15/2039	750,000	811,730
Merrill Lynch Mortgage Trust 2004-BPC1 A5 4.855% due 10/12/2041(2)	324,954	326,296
ML-CFC Commercial Mortgage Trust 2006-1 AM 5.701% due 2/12/2039(2)	610,000	649,732
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C13 A2 2.936% due 11/15/2046	1,500,000	1,552,317
2013-C8 A2 1.689% due 12/15/2048	1,500,000	1,484,307

10	The accompanying notes are an integral part of these financial statements.

RS LOW DURATION BOND VIP SERIES

June 30, 2014 (unaudited)	Principal Amount	Value
Commercial Mortgage-Backed Securities (continued)
Morgan Stanley Capital I Trust 2005-IQ10 A4A 5.23% due 9/15/2042(1)(2)	$989,213	$1,022,929
2006-HQ8 A4 5.598% due 3/12/2044(2)	1,927,675	2,027,425
Motel 6 Trust 2012-MTL6 A2 1.948% due 10/5/2025(3)	1,900,000	1,902,158
SBA Tower Trust 2.24% due 4/16/2018(3)	2,000,000	1,984,438
2.933% due 12/15/2017(3)	500,000	509,552
Wachovia Bank Commercial Mortgage Trust 2004-C11 A5 5.215% due 1/15/2041(2)	214,836	215,100
2005-C18 AJ2 5.022% due 4/15/2042(2)	1,000,000	1,030,414
2005-C22 A4 5.455% due 12/15/2044(2)	1,870,500	1,961,541
2006-C28 AM 5.603% due 10/15/2048(2)	1,000,000	1,079,777
2006-C29 A4 5.308% due 11/15/2048	2,220,087	2,406,042
2007-C33 AM 6.14% due 2/15/2051(2)	1,250,000	1,393,999

Total Commercial Mortgage-Backed Securities (Cost $52,839,502)		51,530,488

	Principal Amount	Value
Corporate Bonds – 32.5%
Aerospace & Defense – 0.5%
Bombardier, Inc. Sr. Nt. 4.25% due 1/15/2016(1)(3)	750,000	774,375
Textron, Inc. Sr. Nt. 6.20% due 3/15/2015	500,000	520,393

		1,294,768
Automotive – 1.2%
Daimler Finance North America LLC 1.875% due 9/15/2014(1)(3)	350,000	351,084
Ford Motor Credit Co. LLC Sr. Nt. 1.70% due 5/9/2016(1)	600,000	607,640
2.75% due 5/15/2015(1)	1,000,000	1,019,199
General Motors Financial Co., Inc. 3.25% due 5/15/2018(1)	1,000,000	1,015,000

		2,992,923
Banking – 8.5%
Ally Financial, Inc. 2.75% due 1/30/2017(1)	600,000	606,750
3.125% due 1/15/2016(1)	400,000	410,500
Amsouth Bank Sub. Nt. Series AI 5.20% due 4/1/2015(1)	350,000	361,059

June 30, 2014 (unaudited)	Principal Amount	Value
Banking (continued)
Bank of America Corp. Sr. Nt. 4.50% due 4/1/2015(1)	$750,000	$772,372
Barclays Bank PLC Sub. Nt. 6.05% due 12/4/2017(1)(3)	700,000	794,090
Capital One Financial Corp. Sr. Nt. 1.00% due 11/6/2015(1)	1,000,000	1,002,742
2.125% due 7/15/2014(1)	200,000	200,136
Citigroup, Inc. Sr. Nt. 1.25% due 1/15/2016(1)	1,200,000	1,207,228
Credit Agricole S.A. Sr. Nt. 1.625% due 4/15/2016(1)(3)	500,000	506,634
HSBC U.S.A., Inc. Sr. Nt. 1.625% due 1/16/2018(1)	500,000	501,120
Intesa Sanpaolo S.p.A. 3.125% due 1/15/2016(1)	1,300,000	1,336,275
JPMorgan Chase & Co. Sr. Nt. 1.10% due 10/15/2015(1)	500,000	502,078
Lloyds Bank PLC 4.20% due 3/28/2017(1)	500,000	540,809
Macquarie Bank Ltd. Sr. Nt. 3.45% due 7/27/2015(1)(3)	750,000	771,645
Morgan Stanley Sr. Nt. 1.75% due 2/25/2016	1,000,000	1,014,202
3.45% due 11/2/2015	500,000	517,350
National Bank of Canada 1.50% due 6/26/2015(1)	500,000	505,708
Regions Bank Sub. Nt. 7.50% due 5/15/2018	500,000	595,106
Royal Bank of Canada Sr. Nt. 1.45% due 10/30/2014	500,000	501,941
Royal Bank of Scotland Group PLC Sr. Nt. 1.875% due 3/31/2017	750,000	756,682
2.55% due 9/18/2015	1,250,000	1,275,780
Societe Generale S.A. 2.75% due 10/12/2017	500,000	518,171
Standard Chartered PLC Sr. Nt. 3.85% due 4/27/2015(3)	500,000	512,950
Sumitomo Mitsui Banking Corp. 1.35% due 7/18/2015	500,000	504,085
Sr. Nt. 1.90% due 1/12/2015(3)	500,000	502,943
SunTrust Banks, Inc. Sr. Nt. 3.60% due 4/15/2016	800,000	838,698

The accompanying notes are an integral part of these financial statements.	11

SCHEDULE OF INVESTMENTS — RS LOW DURATION BOND VIP SERIES

June 30, 2014 (unaudited)	Principal Amount	Value
Banking (continued)
The Bank of New York Mellon Corp. Sr. Nt. 1.20% due 2/20/2015(1)	$300,000	$301,515
The Goldman Sachs Group, Inc. Sr. Nt. 3.30% due 5/3/2015(1)	1,750,000	1,788,867
The Huntington National Bank Sr. Nt. 1.30% due 11/20/2016(1)	1,000,000	1,004,350
The Toronto-Dominion Bank Sr. Nt. 1.375% due 7/14/2014	500,000	500,200
U.S. Bancorp Jr. Sub. Nt. 3.442% due 2/1/2016	500,000	520,749
Wells Fargo Bank N.A. Sub. Nt. 5.75% due 5/16/2016	100,000	109,053

		21,781,788
Brokerage – 1.1%
E*Trade Financial Corp. Sr. Nt. 6.75% due 6/1/2016(1)	750,000	813,750
Jefferies Group LLC Sr. Nt. 3.875% due 11/9/2015(1)	900,000	928,755
Nomura Holdings, Inc. Sr. Nt. 2.00% due 9/13/2016(1)	1,000,000	1,016,320

		2,758,825
Building Materials – 0.2%
Martin Marietta aterials, Inc. Sr. Nt. 6.60% due 4/15/2018(1)	500,000	572,820

		572,820
Cable Satellite – 0.5%
DISH DBS Corp. 6.625% due 10/1/2014(1)	500,000	506,250
Time Warner Cable, Inc. 5.85% due 5/1/2017	750,000	843,502

		1,349,752
Chemicals – 0.5%
Ashland, Inc. Sr. Nt. 3.00% due 3/15/2016(1)	300,000	306,000
Ecolab, Inc. Sr. Nt. 2.375% due 12/8/2014(1)	400,000	403,457
Yara International ASA Sr. Nt. 5.25% due 12/15/2014(3)	500,000	510,442

		1,219,899
Construction Machinery – 0.4%
CNH Industrial Capital LLC 3.25% due 2/1/2017(1)	500,000	506,875
3.875% due 11/1/2015(1)	500,000	510,000

		1,016,875

June 30, 2014 (unaudited)	Principal Amount	Value
Consumer Cyclical Services – 0.4%
The ADT Corp. Sr. Nt. 2.25% due 7/15/2017(1)	$1,000,000	$987,500

		987,500
Diversified Manufacturing – 0.5%
Eaton Corp. 0.95% due 11/2/2015(1)	400,000	401,763
Pentair Finance S.A. 1.35% due 12/1/2015	250,000	251,937
1.875% due 9/15/2017	500,000	505,445

		1,159,145
Electric – 1.2%
American Electric Power Co., Inc. Sr. Nt. 1.65% due 12/15/2017(1)	300,000	301,592
CMS Energy Corp. Sr. Nt. 6.55% due 7/17/2017(1)	500,000	571,184
DPL, Inc. Sr. Nt. 6.50% due 10/15/2016(1)	200,000	215,500
FirstEnergy Corp. Sr. Nt. Series A 2.75% due 3/15/2018(1)	600,000	607,180
GenOn Energy, Inc. Sr. Nt. 7.875% due 6/15/2017	250,000	265,625
The Dayton Power & Light Co. 1.875% due 9/15/2016(1)(3)	1,200,000	1,220,324

		3,181,405
Finance Companies – 1.4%
AerCap Ireland Capital Ltd. 2.75% due 5/15/2017(3)	1,100,000	1,106,875
CIT Group, Inc. Sr. Nt. 4.25% due 8/15/2017	1,000,000	1,043,125
4.75% due 2/15/2015(1)(3)	1,000,000	1,020,000
International Lease Finance Corp. Sr. Nt. 2.181% due 6/15/2016(1)(2)	500,000	503,125

		3,673,125
Financial - Other – 0.1%
Icahn Enterprises LP 3.50% due 3/15/2017	300,000	303,375

		303,375
Food And Beverage – 0.9%
ConAgra Foods, Inc. Sr. Nt. 1.30% due 1/25/2016(1)	1,000,000	1,008,309
Pernod Ricard S.A. Sr. Nt. 2.95% due 1/15/2017(3)	700,000	727,950
SABMiller Holdings, Inc. 1.85% due 1/15/2015(3)	500,000	503,516

		2,239,775

12	The accompanying notes are an integral part of these financial statements.

RS LOW DURATION BOND VIP SERIES

June 30, 2014 (unaudited)	Principal Amount	Value
Government Related – 1.3%
Abu Dhabi National Energy Co. Sr. Nt. 2.50% due 1/12/2018(3)	$500,000	$507,276
CNOOC Nexen Finance ULC 1.625% due 4/30/2017	1,500,000	1,503,850
Petrobras Global Finance B.V. 2.00% due 5/20/2016	650,000	650,939
3.25% due 3/17/2017	750,000	768,968

		3,431,033
Healthcare – 1.0%
Covidien International Finance S.A. 1.35% due 5/29/2015(1)	500,000	504,058
McKesson Corp. Sr. Nt. 0.95% due 12/4/2015(1)	250,000	251,009
Owens & Minor, Inc. 6.35% due 4/15/2016	625,000	673,313
Thermo Fisher Scientific, Inc. Sr. Nt. 1.30% due 2/1/2017	1,000,000	1,001,474

		2,429,854
Home Construction – 0.7%
DR Horton, Inc. 3.625% due 2/15/2018(1)	500,000	511,875
Lennar Corp. 4.50% due 6/15/2019(1)	640,000	655,200
MDC Holdings, Inc. 5.375% due 7/1/2015(1)	500,000	520,000

		1,687,075
Industrial - Other – 0.2%
URS Corp. 3.85% due 4/1/2017	500,000	521,115

		521,115
Insurance - Life – 0.6%
Lincoln National Corp. Sr. Nt. 4.30% due 6/15/2015(1)	750,000	775,072
Metropolitan Life Global Funding I Sr. Sec. Nt. 2.00% due 1/9/2015(1)(3)	500,000	504,059
Prudential Financial, Inc. Sr. Nt. 4.75% due 9/17/2015	300,000	314,855

		1,593,986
Insurance: Property - Casualty – 1.0%
Assurant, Inc. Sr. Nt. 2.50% due 3/15/2018(1)	500,000	503,705
Axis Capital Holdings Ltd. Sr. Nt. 5.75% due 12/1/2014(1)	800,000	817,021
Willis Group Holdings PLC 4.125% due 3/15/2016	500,000	522,800
XLIT Ltd. 2.30% due 12/15/2018	750,000	745,915

		2,589,441

June 30, 2014 (unaudited)	Principal Amount	Value
Media - Entertainment – 0.7%
21st Century Fox America, Inc. 5.30% due 12/15/2014(1)	$500,000	$511,256
RR Donnelley & Sons Co. Sr. Nt. 5.50% due 5/15/2015(1)	500,000	516,250
Time Warner, Inc. 3.15% due 7/15/2015	800,000	822,063

		1,849,569
Metals And Mining – 1.7%
ArcelorMittal Sr. Nt. 4.25% due 2/25/2015(1)	700,000	711,375
BHP Billiton Finance U.S.A., Ltd. 1.125% due 11/21/2014(1)	300,000	301,012
FMG Resources August 2006 Pty. Ltd. 6.00% due 4/1/2017(3)	750,000	774,375
Freeport-McMoRan Copper & Gold, Inc. Sr. Nt. 1.40% due 2/13/2015(1)	300,000	301,187
Glencore Finance Canada Ltd. 2.05% due 10/23/2015(3)	250,000	252,832
2.85% due 11/10/2014(3)	250,000	251,433
Plains Exploration & Production Co. 8.625% due 10/15/2019	600,000	642,000
Steel Dynamics, Inc. 7.625% due 3/15/2020	500,000	535,625
Teck Resources Ltd. 2.50% due 2/1/2018	150,000	152,786
Vale Overseas Ltd. 6.25% due 1/11/2016	500,000	537,294

		4,459,919
Midstream – 1.1%
Buckeye Partners LP Sr. Nt. 2.65% due 11/15/2018(1)	600,000	610,006
Enterprise Products Operating LLC 1.25% due 8/13/2015(1)	300,000	302,113
Series A 8.375% due 8/1/2066(1)(2)	200,000	225,120
Midcontinent Express Pipeline LLC Sr. Nt. 5.45% due 9/15/2014(1)(3)	500,000	503,023
Rockies Express Pipeline LLC Sr. Nt. 3.90% due 4/15/2015(3)	550,000	555,500
Williams Partners LP Sr. Nt. 3.80% due 2/15/2015	500,000	509,617

		2,705,379
Office - REITs – 0.1%
BioMed Realty LP 3.85% due 4/15/2016	300,000	313,864

		313,864

The accompanying notes are an integral part of these financial statements.	13

SCHEDULE OF INVESTMENTS — RS LOW DURATION BOND VIP SERIES

June 30, 2014 (unaudited)	Principal Amount	Value
Oil Field Services – 1.0%
Nabors Industries, Inc. 2.35% due 9/15/2016	$600,000	$612,521
Transocean, Inc. 2.50% due 10/15/2017	1,050,000	1,072,252
Weatherford International LLC 6.35% due 6/15/2017	850,000	965,836

		2,650,609
Pharmaceuticals – 1.6%
AbbVie, Inc. Sr. Nt. 1.20% due 11/6/2015(1)	1,250,000	1,258,440
Gilead Sciences, Inc. Sr. Nt. 2.40% due 12/1/2014(1)	500,000	504,063
Mallinckrodt International Finance S.A. 3.50% due 4/15/2018	850,000	845,750
Mylan, Inc. Sr. Nt. 1.35% due 11/29/2016(1)	750,000	751,249
Zoetis, Inc. Sr. Nt. 1.15% due 2/1/2016	600,000	603,769

		3,963,271
Refining – 0.1%
Phillips 66 1.95% due 3/5/2015	300,000	303,002

		303,002
Retail - REITs – 1.2%
ARC Properties Operating Partnership LP 2.00% due 2/6/2017(1)(3)	1,500,000	1,503,609
Realty Income Corp. Sr. Nt. 5.375% due 9/15/2017	560,000	623,037
Tanger Properties LP Sr. Nt. 6.15% due 11/15/2015	500,000	536,084
WEA Finance LLC 5.75% due 9/2/2015(3)	400,000	432,556

		3,095,286
Retailers – 0.5%
CVS Caremark Corp. Sr. Nt. 1.20% due 12/5/2016(1)	1,250,000	1,257,640

		1,257,640
Supermarkets – 0.1%
Tesco PLC Sr. Nt. 2.00% due 12/5/2014(3)	200,000	201,158

		201,158
Technology – 0.7%
Avnet, Inc. Sr. Nt. 6.00% due 9/1/2015(1)	350,000	369,712

June 30, 2014 (unaudited)	Principal Amount	Value
Technology (continued)
Hewlett-Packard Co. Sr. Nt. 2.35% due 3/15/2015(1)	$800,000	$810,428
NXP B.V. 3.50% due 9/15/2016(1)(3)	600,000	611,250

		1,791,390
Transportation Services – 0.3%
Heathrow Funding Ltd. Sr. Sec. Nt. 2.50% due 6/25/2015(1)(3)	300,000	304,899
Ryder System, Inc. Sr. Nt. 3.60% due 3/1/2016	500,000	522,968

		827,867
Wireless – 0.6%
America Movil S.A.B. de C.V. 3.625% due 3/30/2015(1)	800,000	817,200
American Tower Corp. Sr. Nt. 4.50% due 1/15/2018	690,000	751,818

		1,569,018
Wirelines – 0.6%
British Telecommunications PLC Sr. Nt. 2.00% due 6/22/2015(1)	300,000	304,258
Verizon Communications, Inc. Sr. Nt. 2.50% due 9/15/2016	1,200,000	1,236,892

		1,541,150
Total Corporate Bonds (Cost $82,258,026)		83,313,601

	Principal Amount	Value
Hybrid ARMS – 0.0%
FNMA 2.44% due 8/1/2046(2)	19,115	19,222

Total Hybrid ARMS (Cost $19,274)		19,222

	Principal Amount	Value
Mortgage-Backed Securities – 0.0%
FHLMC 7.00% due 9/1/2038	15,227	17,306

Total Mortgage-Backed Securities (Cost $15,774)		17,306

	Principal Amount	Value
Municipal Bonds – 0.2%
Illinois St. G.O. 4.511% due 3/1/2015(1)	600,000	615,900

Total Municipal Bonds (Cost $607,689)		615,900

14	The accompanying notes are an integral part of these financial statements.

RS LOW DURATION BOND VIP SERIES

June 30, 2014 (unaudited)	Principal Amount	Value
U.S. Agencies – 0.2%
FHLMC 2.00% due 8/25/2016	$600,000	$618,062

Total U.S. Agencies (Cost $610,454)		618,062

	Principal Amount	Value
U.S. Government Securities – 13.7%
U.S. Treasury Notes 0.25% due 7/31/2015	4,105,000	4,109,331
0.375% due 6/15/2015 - 3/31/2016	6,740,000	6,745,435
0.625% due 12/15/2016 - 4/30/2018	5,115,000	5,008,491
0.75% due 1/15/2017 - 3/15/2017	6,580,000	6,590,199
1.00% due 3/31/2017	2,800,000	2,816,627
1.625% due 3/31/2019 - 6/30/2019	9,800,000	9,821,104

Total U.S. Government Securities (Cost $35,056,487)		35,091,187

June 30, 2014 (unaudited)	Principal Amount	Value
Repurchase Agreements – 2.8%

Fixed Income Clearing Corp. Repurchase Agreement, 0.00%, dated 6/30/2014, maturity value of $7,198,000, due 7/1/2014(4)	$7,198,000	$7,198,000
Total Repurchase Agreements (Cost $7,198,000)		7,198,000
Total Investments – 100.0% (Cost $256,819,953)		256,808,402
Other Liabilities, Net – 0.0%		(64,770)
Total Net Assets – 100.0%		$256,743,632

(1)	Securities are segregated to cover anticipated or existing derivative positions or to be announced securities (TBA).
(2)	Variable rate securities, which may include step-up bonds or adjustable rate mortgages. The rate shown is the rate in effect at June 30, 2014.
(3)	Securities that may be resold in transactions, exempt from registration under Rule 144A of the Securities Act of 1933, normally to certain qualified buyers. At June 30, 2014, the aggregate market value of these securities amounted to $36,335,740, representing 14.2% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.
(4)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
FHLMC	0.00%	12/2/2014	$7,345,000

The table below presents futures contracts as of June 30, 2014:

Description	Counterparty	Number of Contracts	Expiration	Face Value (000s)	Unrealized Depreciation
Purchased Futures Contracts
2 YR U.S. Treasury Note	Goldman Sachs & Co.	45	9/30/2014	$9,882	$(10,002)

The following is a summary of the inputs used as of June 30, 2014, in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 1a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$28,982,564	$—	$28,982,564
Collateralized Mortgage Obligations	—	30,627,552	—	30,627,552
Senior Secured Loans	—	18,794,520	—	18,794,520
Commercial Mortgage-Backed Securities	—	51,530,488	—	51,530,488
Corporate Bonds	—	83,313,601	—	83,313,601
Hybrid ARMS	—	19,222	—	19,222
Mortgage-Backed Securities	—	17,306	—	17,306
Municipal Bonds	—	615,900	—	615,900
U.S. Agencies	—	618,062	—	618,062
U.S. Government Securities	—	35,091,187	—	35,091,187
Repurchase Agreements	—	7,198,000	—	7,198,000
Other Financial Instruments:
Financial Futures Contracts	(10,002)	—	—	(10,002)
Total	$(10,002)	$256,808,402	$—	$256,798,400

The accompanying notes are an integral part of these financial statements.	15

FINANCIAL INFORMATION — RS LOW DURATION BOND VIP SERIES

Statement of Assets and Liabilities As of June 30, 2014 (unaudited)
Assets
Investments, at value	$256,808,402
Cash	96,645
Cash deposits with brokers	136,000
Receivable for investments sold	4,009,875
Dividends/interest receivable	1,039,061
Receivable for fund shares subscribed	244,732
Receivable for variation margin	1,406
Prepaid expenses	4,988

Total Assets	262,341,109

Liabilities
Payable for investments purchased	5,410,453
Payable to adviser	94,723
Payable for fund shares redeemed	23,963
Accrued trustees’ fees	4,069
Accrued expenses/other liabilities	64,269

Total Liabilities	5,597,477

Total Net Assets	$256,743,632

Net Assets Consist of:
Paid-in capital	$256,222,967
Accumulated undistributed net investment income	2,273,882
Accumulated net realized loss from investments and futures contracts	(1,731,664)
Net unrealized depreciation on investments and futures contracts	(21,553)

Total Net Assets	$256,743,632

Investments, at Cost	$256,819,953

Pricing of Shares
Shares of Beneficial Interest Outstanding with No Par Value	24,664,641
Net Asset Value Per Share	$10.41

Statement of Operations For the Six-Month Period Ended June 30, 2014 (unaudited)
Investment Income
Interest	$2,944,260

Total Investment Income	2,944,260

Expenses
Investment advisory fees	558,493
Custodian fees	44,231
Professional fees	21,012
Shareholder reports	18,918
Administrative service fees	14,459
Trustees’ fees	7,276
Other expenses	5,989

Total Expenses	670,378

Net Investment Income	2,273,882

Realized Gain/(Loss) and Change in Unrealized Appreciation/Depreciation on Investments and Futures Contracts
Net realized loss from investments	(353,658)
Net realized loss from futures contracts	(27,641)
Net change in unrealized appreciation/depreciation on investments	839,558
Net change in unrealized appreciation/depreciation on futures contracts	(116,215)

Net Gain on Investments and Futures Contracts	342,044

Net Increase in Net Assets Resulting from Operations	$2,615,926

16	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — RS LOW DURATION BOND VIP SERIES

Statements of Changes in Net Assets Six-Months-Ended Numbers are unaudited

	For the Six Months Ended 6/30/14	For the Year Ended 12/31/13

Operations
Net investment income	$2,273,882	$4,027,804
Net realized loss from investments and futures contracts	(381,299)	(1,344,828)
Net change in unrealized appreciation/depreciation on investments and futures contracts	723,343	(2,193,744)

Net Increase in Net Assets Resulting from Operations	2,615,926	489,232

Distributions to Shareholders
Net investment income	—	(4,049,683)
Net realized gain on investments	—	(20,947)

Total Distributions	—	(4,070,630)

Capital Share Transactions
Proceeds from sales of shares	18,722,884	56,009,088
Reinvestment of distributions	—	4,070,630
Cost of shares redeemed	(8,581,500)	(21,676,070)

Net Increase in Net Assets Resulting from Capital Share Transactions	10,141,384	38,403,648

Net Increase in Net Assets	12,757,310	34,822,250

Net Assets
Beginning of period	243,986,322	209,164,072

End of period	$256,743,632	$243,986,322

Accumulated Undistributed Net Investment Income Included in Net Assets	$2,273,882	$—

Other Information:
Shares
Sold	1,805,976	5,357,759
Reinvested	—	395,207
Redeemed	(827,976)	(2,075,126)

Net Increase	978,000	3,677,840

The accompanying notes are an integral part of these financial statements.	17

FINANCIAL INFORMATION — RS LOW DURATION BOND VIP SERIES

The Financial Highlights table is intended to help you understand the Fund’s financial performance for the past six reporting periods. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions).

Financial Highlights Six-Months-Ended Numbers are unaudited
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gain/(Loss)	Total Operations	Distributions From Net Investment Income	Distributions From Net Realized Capital Gains		Total Distributions
Six Months Ended 6/30/14[1]	$10.30	$0.09	$0.02	$0.11	$—	$—		$—
Year Ended 12/31/13	10.45	0.17	(0.15)	0.02	(0.17)	—	[2]	(0.17)
Year Ended 12/31/12	10.33	0.20	0.12	0.32	(0.20)	—	[2]	(0.20)
Year Ended 12/31/11	10.39	0.25	(0.05)	0.20	(0.25)	(0.01)		(0.26)
Year Ended 12/31/10	10.31	0.32	0.15	0.47	(0.32)	(0.07)		(0.39)
Year Ended 12/31/09	9.94	0.27	0.37	0.64	(0.27)	—		(0.27)

18	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — RS LOW DURATION BOND VIP SERIES

Net Asset Value, End of Period	Total Return[3]	Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets[4]	Gross Ratio of Expenses to Average Net Assets	Net Ratio of Net Investment Income to Average Net Assets[4]	Gross Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate
$10.41	1.07%	$256,744	0.54%	0.54%	1.83%	1.83%	16%
10.30	0.24%	243,986	0.55%	0.55%	1.75%	1.75%	60%
10.45	3.16%	209,164	0.56%	0.56%	2.17%	2.17%	66%
10.33	1.91%	146,318	0.57%	0.57%	2.71%	2.71%	58%
10.39	4.57%	104,541	0.58%	0.58%	3.33%	3.33%	103%
10.31	6.38%	70,272	0.62%	0.62%	3.38%	3.38%	335%

Distributions reflect actual per-share amounts distributed for the period.

[1]	Ratios for periods less than one year have been annualized, except for total return and portfolio turnover rate.

[2]	Rounds to $0.00 per share.

[3]	Total returns do not reflect the effects of charges deducted pursuant to the terms of The Guardian Insurance & Annuity Company, Inc.‘s variable contracts. Inclusion of such charges would reduce the total returns for all periods shown.

[4]	Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income/(Loss) to Average Net Assets include the effect of fee waivers and expense limitations and exclude the effect of custody credits, if applicable.

The accompanying notes are an integral part of these financial statements.	19

NOTES TO FINANCIAL STATEMENTS — RS LOW DURATION BOND VIP SERIES (UNAUDITED)

June 30, 2014 (unaudited)

RS Variable Products Trust (the “Trust”), a Massachusetts business trust organized on May 18, 2006, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust currently offers nine series. RS Low Duration Bond VIP Series (the “Fund”) is a series of the Trust. The Fund is a diversified fund. The financial statements for the other remaining series of the Trust are presented in separate reports.

The Fund has authorized an unlimited number of shares of beneficial interest with no par value. The Fund currently offers only Class I shares. Shares are bought and sold at closing net asset value (“NAV”). Class I shares of the Fund are only sold to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. (“GIAC”) that fund certain variable annuity and variable life insurance contracts issued by GIAC. GIAC is a wholly owned subsidiary of The Guardian Life Insurance Company of America (“Guardian Life”).

Note 1. Significant Accounting Policies

The following policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. Investment Valuations The Fund is responsible for the valuation of portfolio securities. The valuations of debt securities, including bank loans, with more than 60 days to maturity for which quoted bid prices are readily available and considered by management to be representative of the bid side of the market are valued at the bid price by independent pricing services (each, a “Service”). Debt securities with more than 60 days to maturity for which quoted bid prices are not readily available and considered by management to be representative of market value are valued by a Service at estimated market value based on methods which may include consideration of yields or prices of government securities of comparable coupon, maturity and type; indications as to values from dealers; and general market conditions.

Other marketable securities are valued at the last reported sale price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the mean between the closing bid and ask prices.

Securities traded on the NASDAQ Stock Market, LLC (“NASDAQ”) are generally valued at the NASDAQ official closing price, which may not be the last sale price. If the NASDAQ official closing price is not available for a security, that security is generally valued using the last reported sale price, or, if no sales are reported, at the mean between the closing bid and ask prices. Short-term investments that will mature in 60 days or less are valued at amortized cost, which approximates market value. Repurchase agreements are carried at cost, which approximates market value (see Note 4b). Foreign securities are valued in the currencies of the markets in which they trade and then converted to U.S. dollars using the prevailing exchange rates at the close of the New York Stock Exchange (“NYSE”).

Securities for which market quotations are not readily available or for which market quotations may be considered unreliable or for which a Service does not provide a valuation are valued at their fair values as determined in accordance with guidelines and procedures adopted by the Trust’s Board of Trustees.

Securities whose values have been materially affected by events occurring before the Fund’s valuation time but after the close of the securities’ principal exchange or market may be fair valued in accordance with guidelines and procedures adopted by the Board of Trustees.

In accordance with Financial Accounting Standards Board (“FASB”) Codification Topic 820 (“ASC Topic 820”), fair value is defined as the price that the Fund would receive upon selling an investment in an “arm’s length” transaction to a willing buyer in the principal or most advantageous market for the investment. ASC Topic 820 established a hierarchy for classification of fair value measurements for disclosure purposes. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances. The hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — unadjusted quoted prices in active markets for identical investments

•	Level 2 — inputs other than unadjusted quoted prices that are observable either directly or indirectly (including adjusted quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)

20

NOTES TO FINANCIAL STATEMENTS — RS LOW DURATION BOND VIP SERIES (UNAUDITED)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A security’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Trust. The Trust considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

The FASB requires reporting entities to make disclosures about purchases, sales, issuances and settlements of Level 3 securities on a gross basis. For the six months ended June 30, 2014, the Fund had no securities classified as Level 3.

The Fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 at the end of the reporting period. For the six months ended June 30, 2014, there were no transfers between Level 1, Level 2 and Level 3.

In determining a security’s placement within the hierarchy, the Trust separates the Fund’s investment portfolio into two categories: investments and derivatives (e.g., futures).

Investments Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities.

Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, loans, state, municipal and provincial obligations, certain foreign equity securities and commercial paper and other short-term securities valued at amortized cost in accordance with Rule 2a-7 under the 1940 Act.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all.

Level 3 investments include, among others, private placement securities. When observable prices are not available for these securities, the Trust uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Trust in estimating the value of Level 3 investments include, for example, the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Trust in the absence of market information. Assumptions used by the Trust due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations.

Derivatives Exchange-traded derivatives, such as futures contracts and exchange-traded option contracts, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Certain derivatives, such as generic forwards, swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2.

b. Taxes The Fund intends to continue complying with the requirements of the Internal Revenue Code to qualify as a regulated investment company and to distribute substantially all net investment income and realized net capital gains, if any, to shareholders. Therefore, the Fund does not expect to be subject to income tax, and no provision for such tax has been made.

From time to time, however, the Fund may choose to pay an excise tax if the cost of making the required distribution exceeds the amount of the excise tax.

As of June 30, 2014, the Trust has reviewed the tax positions for open periods, as applicable to the Fund, and has determined that no provision for income tax is required in the Fund’s financial statements. The Trust is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Fund recognizes interest and penalties, if any, related to unrecognized tax positions as income tax expense in the Statement of Operations. For the six months ended June 30, 2014, the Fund did not incur any such interest or penalties. The Fund is not subject to examination by U.S. federal tax authorities for tax years before 2010 and by state authorities for tax years before 2009.

21

NOTES TO FINANCIAL STATEMENTS — RS LOW DURATION BOND VIP SERIES (UNAUDITED)

c. Securities Transactions Securities transactions are accounted for on the date securities are purchased or sold (trade date). Realized gains or losses on securities transactions are determined on the basis of specific identification.

d. Futures Contracts The Fund may enter into financial futures contracts. In entering into such contracts, the Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the face value of the contract. Subsequent payments are received or made by the Fund each day, depending on the daily fluctuations in the values of the contracts, and are recorded for financial statement purposes as variation margin received or paid by the Fund. Daily changes in variation margin are recognized as unrealized gains or losses by the Fund. The Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

e. Investment Income Dividend income is generally recorded on the ex-dividend date. Interest income, which includes amortization/accretion of premium/discount, is accrued and recorded daily.

f. Expenses Many expenses of the Trust can be directly attributed to a specific series of the Trust. Expenses that cannot be directly attributed to a specific series of the Trust are generally apportioned among all the series in the Trust, based on relative net assets.

g. Distributions to Shareholders The Fund intends to declare and distribute substantially all net investment income, if any, at least once a year. Distributions of net realized capital gains, if any, are declared and paid at least once a year. Unless the Fund is instructed otherwise, all distributions to shareholders are credited in the form of additional shares of the Fund at the net asset value, recorded on the ex-dividend date.

h. Capital Accounts Due to the timing of dividend distributions and the differences in accounting for income and realized gains/(losses) for financial statement purposes versus federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains/(losses) were recorded by the Fund.

Note 2. Transactions with Affiliates

a. Advisory Fee Under the terms of the advisory agreement, which is reviewed and approved annually by the Board of Trustees, the Fund pays an investment advisory fee to RS Investment Management Co. LLC

(“RS Investments”). Guardian Investor Services LLC (“GIS”), a subsidiary of Guardian Life, holds a majority interest in RS Investments. RS Investments receives an investment advisory fee based on the average daily net assets of the Fund at an annual rate of 0.45%.

RS Investments has entered into a Sub-Advisory Services Agreement with GIS. GIS is responsible for providing day-to-day investment advisory services to the Fund, subject to the oversight of the Board of Trustees of the Trust and RS Investments. The sub-investment advisory fee is paid by RS Investments to GIS and does not represent a separate or additional expense to the Fund.

b. Compensation of Trustees and Officers Trustees and officers of the Trust who are interested persons, as defined in the 1940 Act, of RS Investments receive no compensation from the Fund for acting as such. Trustees of the Trust who are not interested persons of RS Investments receive compensation and reimbursement of expenses from the Trust.

c. Principal Underwriter RS Funds Distributor LLC (“RSFD”), a wholly owned subsidiary of RS Investments, is the principal underwriter of the Fund shares. The Trust has entered into a distribution agreement with RSFD, which governs the sale and distribution of shares of the Fund. RSFD receives no compensation from the Trust or from purchasers of the Fund shares for acting as distributor of the Class I shares. Prior to June 1, 2014, GIS served as the principal underwriter of the Fund shares.

Note 3. Federal Income Taxes

a. Distributions to Shareholders The tax character of distributions paid to shareholders during the year ended December 31, 2013, which is the most recently completed tax year, was as follows:

Ordinary Income
$4,070,630

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences, and differing characterizations of distributions made by the Fund.

Permanent book and tax basis differences will result in reclassifications to paid-in capital, undistributed net investment income and accumulated undistributed net

22

NOTES TO FINANCIAL STATEMENTS — RS LOW DURATION BOND VIP SERIES (UNAUDITED)

realized gain/(loss) on investments and foreign currency transactions. Undistributed net investment income and accumulated undistributed net realized gain/(loss) on investments and foreign currency transactions may include temporary book and tax differences, which will reverse in a subsequent period.

As of December 31, 2013, the Fund made the following reclassifications of permanent book and tax basis differences:

Paid-in Capital	Undistributed Net Investment Income	Accumulated Net Realized Loss
$(23,140)	$21,879	$1,261

During any particular year, net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed and, therefore, are normally distributed to shareholders annually.

Capital loss carryovers available to the Fund at December 31, 2013, were $1,229,860, with no expiration date.

In determining its taxable income, current tax law permits the Fund to elect to treat all or a portion of any net capital or currency loss realized after October 31 as occurring on the first day of the following fiscal year. For the year ended December 31, 2013, the Fund had no such losses.

b. Tax Basis of Investments The cost of investments for federal income tax purposes at June 30, 2014, was $256,834,105. The gross unrealized appreciation and depreciation on investments, on a tax basis, at June 30, 2014, aggregated $1,635,329 and $(1,661,032), respectively, resulting in net unrealized depreciation of $(25,703).

Note 4. Investments

a. Investment Purchases and Sales The cost of investments and U.S. government agency obligations purchased and the proceeds from U.S. government agency obligations and other investments sold (excluding short-term investments) for the six months ended June 30, 2014, were as follows:

	Other Investments	U.S. Government and Agency Obligations
Purchases	$36,618,113	$37,968,725
Sales	25,219,187	13,935,105

b. Derivative Instruments and Hedging Activities The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure at June 30, 2014.

Derivative Instrument Type	Statement of Assets and Liabilities Location	Amount
Financial Futures Contracts	Net unrealized depreciation on futures contracts*	$(10,002)
*	The cumulative appreciation of financial futures contracts is reported in the notes to the Schedule of Investments. Only the daily change in variation margin as of the reporting date is presented in the Statement of Assets and Liabilities. See Note 1d for additional information on futures contracts.

The following is a summary of the effect of the Fund’s derivative instruments on the Statement of Operations for the six months ended June 30, 2014.

Derivative Instrument Type	Location of Gain/ (Loss) on Derivatives Recognized in Income	Amount
Financial Futures Contracts	Net realized loss from futures contracts	$(27,641)

	Net change in unrealized appreciation/depreciation on futures contracts	(116,215)

The Fund held an average daily face value of $2,038,674 in long position futures contracts and $(1,474,033) in short position futures contracts for the six months ended June 30, 2014.

The Fund used exchange-traded U.S. Treasury futures to manage interest rate exposure.

The Fund has entered into ISDA Master Agreements (“ISDA Agreements”) with various counterparties, which govern derivatives transactions (the “Transactions”). The ISDA Agreements are each single contracts with a counterparty that permit multiple Transactions governed by that contract to be net settled upon the designation by the non-defaulting party of an early termination date (the “Early Termination Date”) under such contract upon the occurrence of certain events of default or termination events. Upon the designation of such Early Termination Date, all Transactions governed by the applicable agreement are terminated and a net settlement amount is calculated. In addition, the Fund receives and posts cash and securities collateral under the ISDA Agreements, subject to the terms of the related credit support agreement. Such credit support agreement grants the non-defaulting party designating the Early Termination Date the right to liquidate the collateral that has been posted to it and apply the proceeds to the calculation of the net settlement amount.

23

NOTES TO FINANCIAL STATEMENTS — RS LOW DURATION BOND VIP SERIES (UNAUDITED)

c. Repurchase Agreements The collateral for repurchase agreements is either cash or fully negotiable U.S. government securities (including U.S. government agency securities). Repurchase agreements are fully collateralized (including the interest accrued thereon) and such collateral is marked to market daily while the agreements remain in force. If the value of the collateral falls below the repurchase price plus accrued interest, the Fund will typically require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, the Fund maintains the right to sell the collateral (although it may be prevented or delayed from doing so in certain circumstances) and may be required to claim any resulting loss against the seller.

d. Loans Floating rate loans in which the Fund invests are primarily “senior” loans. Senior floating rate loans typically hold a senior position in the capital structure of the borrower, are typically secured by specific collateral, and have a claim on the assets and/or stock of the borrower that is senior to that held by subordinated debtholders and stockholders of the borrower. While these protections may reduce risk, these investments still present significant credit risk. A significant portion of the Fund’s floating rate investments may be issued in connection with highly leveraged transactions such as leveraged buyouts, leveraged recapitalization loans, and other types of acquisition financing. Obligations in these types of transactions are subject to greater credit risk (including default and bankruptcy) than many other investments and may be, or become, illiquid. See Note 4(g) regarding below investment grade securities.

The Fund may purchase second lien loans (secured loans with a claim on collateral subordinate to a senior lender’s claim on such collateral), fixed rate loans, unsecured loans, and other debt obligations.

Transactions in loans may settle on a delayed basis, and the Fund may not receive the proceeds from the sale of a loan for a substantial period of time after sale.

e. Restricted and Illiquid Securities A restricted security cannot be resold to the general public without prior registration under the Securities Act of 1933 (except pursuant to an applicable exemption). The values of these securities may be highly volatile. If the security is subsequently registered and resold, the issuer would typically bear the expense of all registrations at no cost to the Fund. Restricted and illiquid securities are valued according to the guidelines and procedures adopted by the Trust’s Board of Trustees and are noted, if any, in the Fund’s Schedule of Investments.

f. Below Investment Grade Securities The Fund may invest in below investment grade securities (i.e., lower-quality, “junk” debt), which are subject to various risks. Lower-quality debt is considered to be speculative because it is less certain that the issuer will be able to pay interest or repay the principal than in the case of investment grade debt. These securities can involve a substantially greater risk of default than higher-rated securities, and their values can decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about the issuer, or the market and the economy in general, than higher-quality debt securities. The market for these securities can be less liquid, especially during periods of recession or general market decline.

g. Mortgage- and Asset-Backed Securities The values of some mortgage-related or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Fund to a lower rate of return upon reinvestment of principal. The values of mortgage- and asset-backed securities depend in part on the credit quality and adequacy of the underlying assets or collateral and may fluctuate in response to the market’s perception of these factors as well as current and future repayment rates. Some mortgage-backed securities are backed by the full faith and credit of the U.S. government (e.g., mortgage-backed securities issued by the Government National Mortgage Association, commonly known as “Ginnie Mae”), while other mortgage-backed securities (e.g., mortgage-backed securities issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, commonly known as “Fannie Mae” and “Freddie Mac”) are backed only by the credit of the government entity issuing them. In addition, some mortgage-backed securities are issued by private entities and, as such, are not guaranteed by the U.S. government or any agency or instrumentality of the U.S. government.

Note 5. Temporary Borrowings

The Fund, with other funds managed by RS Investments, shares in a $400 million committed revolving credit facility from State Street Bank and Trust Company for temporary borrowing purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest is calculated based on market rates at the time of borrowing.

For the six months ended June 30, 2014, the Fund did not borrow from the facility.

24

NOTES TO FINANCIAL STATEMENTS — RS LOW DURATION BOND VIP SERIES (UNAUDITED)

Note 6. Review for Subsequent Events

Management has evaluated subsequent events through the issuance of the Fund’s financial statements and determined that no material events have occurred that require disclosure.

Note 7. Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

25

SUPPLEMENTAL INFORMATION (UNAUDITED)

Meeting of Shareholders

A special meeting of the shareholders of RS Variable Products Trust (the “Trust”) was held on May 23, 2014. At the meeting, the shareholders of the Trust elected Judson Bergman, Dennis M. Bushe, Margherita L. DiManni, Kenneth R. Fitzsimmons, Anne M. Goggin, Lawrence E. Harris, Christopher C. Melvin, Jr., Gloria S. Nelund, and Matthew H. Scanlan as trustees of the Trust.

Proposal to Elect Trustees

Nominee	Votes For	Votes Against/ Withheld	Abstentions
Judson Bergman	243,245,382.572	3,647,510.000	0.000
Dennis M. Bushe	243,291,555.572	3,601,337.000	0.000
Margherita L. DiManni	243,228,042.572	3,664,850.000	0.000
Kenneth R. Fitzsimmons	243,213,108.572	3,679,784.000	0.000
Anne M. Goggin	243,263,137.572	3,629,755.000	0.000
Lawrence E. Harris	243,203,352.572	3,689,540.000	0.000
Christopher C. Melvin, Jr.	243,299,753.572	3,593,139.000	0.000
Gloria S. Nelund	243,334,784.572	3,558,108.000	0.000
Matthew H. Scanlan	243,184,961.572	3,707,931.000	0.000

Portfolio Holdings and Proxy Voting Procedures

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the Securities and Exchange Commission’s website at http://www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. This information is also available, without charge, upon request, by calling toll-free 800-221-3253.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available (i) without charge, upon request, by calling toll-free 800-221-3253; and (ii) on the Securities and Exchange Commission’s website at http://www.sec.gov.

The Statement of Additional Information includes additional information about the Trust’s Trustees and Officers and is available, without charge, upon request by calling toll-free 800-221-3253.

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of a Fund unless accompanied or preceded by that Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

26

RS VARIABLE

PRODUCTS TRUST

RS HIGH YIELD VIP SERIES

NOT FDIC INSURED

MAY LOSE VALUE

NO BANK GUARANTEE

RS Funds are sold by prospectus only. You should carefully consider the investment objectives, risks, charges and expenses of the RS Funds before making an investment decision. The prospectus contains this and other important information. Please read it carefully before investing or sending money. Please visit our website at www.rsinvestments.com/VIP.htm or to obtain a printed copy, call 800.221.3253.

As with all mutual funds, the value of an investment in the Fund could decline, in which case you could lose money.

Except as otherwise specifically stated, all information, including portfolio security positions, is as of June 30, 2014. Any mention of specific securities should not be considered a recommendation to buy or sell those securities. Fund holdings will vary. The Statement of Additional Information provides further information about the investment team, including information regarding their compensation, other accounts they manage, and their ownership interests in the Fund. For information on how to receive a copy of the Statement of Additional Information, please see the back cover of the relevant prospectus or visit our website at www.rsinvestments.com/VIP.htm.

RS HIGH YIELD VIP SERIES

Characteristics (unaudited)

Total Net Assets: $51,905,471

Bond Quality Allocation[1]

Top Ten Holdings[3]

Holding	Coupon Rate	Maturity Date	% of Total Net Assets
First Data Corp.	12.625%	1/15/2021	2.02%
AES Corp.	7.375%	7/1/2021	1.58%
Tenet Healthcare Corp.	8.125%	4/1/2022	1.56%
Calumet Specialty Products Partners LP	7.625%	1/15/2022	1.55%
Monitronics International, Inc.	9.125%	4/1/2020	1.54%
Hexion U.S. Finance Corp.	8.875%	2/1/2018	1.50%
JLL/Delta Dutch Newco B.V.	7.500%	2/1/2022	1.50%
Neiman Marcus Group Ltd. LLC	8.750%	10/15/2021	1.47%
Samson Investment Co.	10.750%	2/15/2020	1.45%
Stallion Oilfield Services Ltd.	8.000%	6/19/2018	1.42%
Total			15.59%

1	The Bond Quality Allocation chart displays the percentage of fund assets allocated to each rating. Rating agencies’ independent ratings of individual securities are aggregated by Barclays and market weights are reported using Standard & Poor’s letter rating conventions. Rating methodology uses the middle rating of Moody’s, Standard & Poor’s and Fitch. When a rating from only two of the rating agencies is available the lower rating is used. Credit quality ratings assigned by a rating agency are subject to change periodically and are not absolute standards of credit quality. Rating agencies may fail to make timely changes in credit ratings, and an issuer’s current financial condition may be better or worse than a rating indicates. In formulating investment decisions for the Fund, GIS develops its own analysis of the credit quality and risks associated with individual debt instruments, rather than relying exclusively on rating agency ratings.
2	The Barclays U.S. Corporate High-Yield Index is generally considered to be representative of the investable universe of the U.S.-dominated high-yield debt market. The Barclays U.S. Corporate High-Yield Index is not available for direct investment. There are no expenses associated with the index, while there are expenses associated with the Fund. Statistical data for the index is as of June 30, 2014.
3	Portfolio holdings are subject to change and should not be considered a recommendation to buy or sell individual securities. Top ten holdings are determined at the unique security level. For this reason, the securities included above, their order, and the percentages they represent of the Fund’s total net assets may differ from similar data calculated directly from the Schedule of Investments, where certain securities of the same issuer with the same coupon rate may be aggregated.

3

RS HIGH YIELD VIP SERIES

Performance Update (unaudited)

Average Annual Total Returns

	Inception Date	Year-to-Date	1 Year	3 Year	5 Year	10 Year	Since Inception
RS High Yield VIP Series	9/13/99	5.58%	11.76%	8.89%	12.22%	7.52%	6.37%
Barclays U.S. Corporate High-Yield Index[2]		5.46%	11.73%	9.49%	13.98%	9.05%	7.87%

Results of a Hypothetical $10,000 Investment

The chart above shows the performance of a hypothetical $10,000 investment made 10 years ago in RS High Yield VIP Series and the Barclays U.S. Corporate High-Yield Index. Index returns do not include the fees and expenses of the Fund, but do include the reinvestment of dividends.

Performance quoted represents past performance and does not guarantee or predict future results. The Fund is the successor to The Guardian VC High Yield Bond Fund; performance shown includes performance of the predecessor fund for periods prior to October 9, 2006. Investment return and principal value will fluctuate, so shares, when redeemed, may be worth more or less than their original cost. The Fund’s fees and expenses are detailed in the Financial Highlights section of this report. Fees and expenses are factored into the net asset value of your shares and any performance numbers we release. Total return figures include the effect of expense limitations in effect during the periods shown, if applicable; without such limitations, the performance shown would have been lower. Performance results assume the reinvestment of dividends and capital gains. The return figures shown do not reflect the deduction of taxes that a contract owner/policyholder may pay on Fund distributions or redemption units. The actual total returns for owners of variable annuity contracts or variable life insurance policies that provide for investment in the Fund will be lower to reflect separate account and contract/policy charges. Current and month-end performance information, which may be lower or higher than that cited, is available by calling 800.221.3253 and is periodically updated on our website: www.rsinvestments.com/VIP.htm.

4

UNDERSTANDING YOUR FUND’S EXPENSES (UNAUDITED)

By investing in the Fund, you incur two types of costs: (1) transaction costs, including, as applicable, sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including, as applicable, investment advisory fees and other Fund expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2014, to June 30, 2014. The table below shows the Fund’s expenses in two ways:

Expenses based on actual return

This section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Expenses based on hypothetical 5% return for comparison purposes

This section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with the cost of investing in other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore the second section is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Expenses Paid During Period* 1/1/14-6/30/14	Expense Ratio During Period 1/1/14-6/30/14
Based on Actual Return	$1,000.00	$1,055.80	$3.92	0.77%
Based on Hypothetical Return (5% Return Before Expenses)	$1,000.00	$1,020.98	$3.86	0.77%

*	Expenses are equal to the Fund’s annualized expense ratio as indicated, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

5

SCHEDULE OF INVESTMENTS — RS HIGH YIELD VIP SERIES

June 30, 2014 (unaudited)	Principal Amount	Value
Senior Secured Loans – 30.3%
Cable Satellite – 1.1%
Grande Communications Holdings Term Loan B 4.50% due 5/22/2020(1)	$598,491	$596,246

		596,246
Chemicals – 1.3%
Arysta LifeScience Corp. 2nd Lien Term Loan 8.25% due 11/30/2020(1)	650,000	659,750

		659,750
Electric – 1.0%
Viva Alamo LLC Term Loan B 4.75% due 2/20/2021(1)	498,750	503,737

		503,737
Food And Beverage – 3.4%
Aramark Corp. USD Term Loan F 3.25% due 2/24/2021(1)	598,500	594,011
Big Heart Pet Brands New Term Loan 3.50% due 3/8/2020(1)	598,500	593,078
H.J. Heinz Co. Term Loan B2 3.50% due 6/5/2020(1)	598,488	602,702

		1,789,791
Healthcare – 3.2%
CareCore National LLC Term Loan B 5.50% due 3/5/2021(1)	498,750	502,805
Connolly Corp. 2nd Lien Term Loan 8.00% due 5/14/2022(1)	500,000	507,085
Phillips-Medisize Corp. 2nd Lien Term Loan 8.25% due 5/30/2022(1)	650,000	652,437

		1,662,327
Independent Energy – 2.3%
Chief Exploration & Development LLC 2nd Lien Term Loan 7.50% due 5/12/2021(1)	500,000	510,000
Fieldwood Energy LLC 2nd Lien Term Loan 8.375% due 9/30/2020(1)	650,000	669,825

		1,179,825
Industrial - Other – 0.9%
Road Infrastructure Investment LLC New 2nd Lien Term Loan 7.75% due 9/21/2021(1)	500,000	496,665

		496,665
Insurance: Property - Casualty – 2.3%
Asurion LLC New 2nd Lien Term Loan 8.50% due 3/3/2021(1)	650,000	673,725

June 30, 2014 (unaudited)	Principal Amount	Value
Insurance: Property - Casualty (continued)
USI, Inc. Term Loan B 4.25% due 12/27/2019(1)	$498,744	$499,058

		1,172,783
Leisure – 1.1%
WMG Acquisition Corp. New Term Loan 3.75% due 7/1/2020(1)	598,492	588,396

		588,396
Media - Entertainment – 3.2%
Deluxe Entertainment Services Group, Inc. Term Loan 2014 6.50% due 2/28/2020(1)	496,875	495,012
IMG Worldwide Holdings LLC 2nd Lien Term Loan 8.25% due 5/1/2022(1)	650,000	660,563
Media General, Inc. Delayed Draw Term Loan B 4.25% due 7/31/2020(1)	482,941	484,747

		1,640,322
Oil Field Services – 6.1%
Caelus Energy Alaska O3 LLC 2nd Lien Term Loan 8.75% due 4/2/2021(1)	500,000	491,665
Drillships Financing Holding, Inc. Term Loan B1 6.00% due 3/31/2021(1)	700,000	710,941
Floatel International Ltd. USD Term Loan B 6.00% due 5/2/2020(1)	700,000	703,941
Stallion Oilfield Services Ltd. Term Loan B 8.00% due 6/19/2018(1)	725,315	735,288
UTEX Industries, Inc. 2nd Lien Term Loan 2014 8.25% due 5/22/2022(1)	500,000	504,375

		3,146,210
Technology – 4.4%
Avaya, Inc. Term Loan B6 6.50% due 3/30/2018(1)	498,537	498,607
Interactive Data Corp. 2014 Term Loan 4.75% due 5/2/2021(1)	650,000	655,284
ION Trading Technologies S.a.r.l. New 2nd Lien Term Loan 7.25% due 5/15/2022(1)	650,000	652,165
Renaissance Learning, Inc. New 2nd Lien Term Loan 8.00% due 4/1/2022(1)	500,000	497,500

		2,303,556
Total Senior Secured Loans (Cost $15,653,781)		15,739,608

6	The accompanying notes are an integral part of these financial statements.

RS HIGH YIELD VIP SERIES

June 30, 2014 (unaudited)	Principal Amount	Value
Corporate Bonds – 65.9%
Automotive – 0.2%
American Axle & Manufacturing, Inc. 7.75% due 11/15/2019(2)	$70,000	$80,675

		80,675
Cable Satellite – 2.3%
Cequel Communications Holdings I LLC Sr. Nt. 6.375% due 9/15/2020(3)	600,000	637,500
Intelsat Luxembourg S.A. 8.125% due 6/1/2023	500,000	540,625

		1,178,125
Chemicals – 2.0%
Axalta Coating Systems U.S. Holdings, Inc. 7.375% due 5/1/2021(2)(3)	250,000	272,500
Hexion U.S. Finance Corp. Sr. Sec. Nt. 8.875% due 2/1/2018	750,000	780,000

		1,052,500
Consumer Cyclical Services – 1.6%
Monitronics International, Inc. 9.125% due 4/1/2020(2)	750,000	800,625

		800,625
Consumer Products – 0.7%
PC Nextco Holdings LLC Sr. Nt. 8.75% due 8/15/2019(3)(4)	330,000	337,013

		337,013
Diversified Manufacturing – 1.3%
Gates Global LLC Sr. Nt. 6.00% due 7/15/2022(3)	670,000	670,000

		670,000
Electric – 2.8%
AES Corp. Sr. Nt. 7.375% due 7/1/2021(2)	700,000	819,000
Calpine Corp. Sr. Sec. Nt. 5.875% due 1/15/2024(3)	600,000	633,000

		1,452,000
Gaming – 3.2%
Boyd Gaming Corp. 9.00% due 7/1/2020	500,000	551,250
Golden Nugget Escrow, Inc. Sr. Nt. 8.50% due 12/1/2021(2)(3)	500,000	525,000
Scientific Games International, Inc. 6.625% due 5/15/2021(2)(3)	600,000	594,000

		1,670,250

June 30, 2014 (unaudited)	Principal Amount	Value
Government Related – 1.1%
Citgo Petroleum Corp. Sr. Sec. Nt. 11.50% due 7/1/2017(3)	$525,000	$556,500

		556,500
Healthcare – 7.2%
Amsurg Corp. 5.625% due 11/30/2020(2)	650,000	656,500
ConvaTec Finance International S.A. Sr. Nt. 8.25% due 1/15/2019(2)(3)(4)	600,000	613,500
DaVita HealthCare Partners, Inc. 5.125% due 7/15/2024	670,000	674,187
INC Research LLC Sr. Nt. 11.50% due 7/15/2019(3)	320,000	363,200
Tenet Healthcare Corp. Sr. Nt. 8.125% due 4/1/2022	700,000	810,250
Universal Hospital Services, Inc. Sec. Nt. 7.625% due 8/15/2020	600,000	628,500

		3,746,137
Home Construction – 4.1%
Meritage Homes Corp. 7.15% due 4/15/2020	150,000	167,250
WCI Communities, Inc.
6.875% due 8/15/2021	500,000	515,000
6.875% due 8/15/2021(3)	330,000	339,900
Weekley Homes LLC Sr. Nt. 6.00% due 2/1/2023	600,000	600,000
Woodside Homes Co. LLC Sr. Nt. 6.75% due 12/15/2021(2)(3)	500,000	510,000

		2,132,150
Independent Energy – 10.7%
Bonanza Creek Energy, Inc. 6.75% due 4/15/2021	180,000	192,600
BreitBurn Energy Partners LP 7.875% due 4/15/2022	340,000	368,050
Eagle Rock Energy Partners LP 8.375% due 6/1/2019	360,000	388,800
Energy XXI Gulf Coast, Inc. 6.875% due 3/15/2024(3)	500,000	510,000
EV Energy Partners LP 8.00% due 4/15/2019	360,000	378,000
Halcon Resources Corp. 9.75% due 7/15/2020	655,000	714,769
Linn Energy LLC Sr. Nt. 6.25% due 11/1/2019	300,000	314,250
Memorial Production Partners LP 7.625% due 5/1/2021	400,000	418,500
Midstates Petroleum Co., Inc. 9.25% due 6/1/2021	650,000	713,375

The accompanying notes are an integral part of these financial statements.	7

SCHEDULE OF INVESTMENTS — RS HIGH YIELD VIP SERIES

June 30, 2014 (unaudited)	Principal Amount	Value
Independent Energy (continued)
Northern Blizzard Resources, Inc. 7.25% due 2/1/2022(3)	$400,000	$412,000
Samson Investment Co. 10.75% due 2/15/2020(2)(3)	715,000	753,431
Sanchez Energy Corp. 6.125% due 1/15/2023(3)	170,000	175,525
SandRidge Energy, Inc. 7.50% due 3/15/2021	200,000	216,750

		5,556,050
Industrial - Other – 0.8%
Safway Group Holding LLC Sec. Nt. 7.00% due 5/15/2018(3)	400,000	424,000

		424,000
Insurance: Property - Casualty – 0.6%
Hockey Merger Sub 2, Inc. Sr. Nt. 7.875% due 10/1/2021(3)	300,000	321,375

		321,375
Media - Entertainment – 4.5%
AMC Networks, Inc. 4.75% due 12/15/2022	491,000	491,000
Getty Images, Inc. Sr. Nt. 7.00% due 10/15/2020(3)	600,000	549,750
Netflix, Inc. Sr. Nt. 5.75% due 3/1/2024(2)(3)	600,000	627,000
Univision Communications, Inc. Sr. Sec. Nt. 6.75% due 9/15/2022(2)(3)	607,000	671,494

		2,339,244
Metals And Mining – 0.8%
TMS International Corp. 7.625% due 10/15/2021(3)	400,000	427,000

		427,000
Midstream – 3.2%
Gibson Energy, Inc. Sr. Nt. 6.75% due 7/15/2021(3)	250,000	270,625
Martin Midstream Partners LP 7.25% due 2/15/2021	425,000	450,500
NGL Energy Partners LP 6.875% due 10/15/2021(3)	300,000	319,500
Targa Resources Partners LP 6.875% due 2/1/2021	150,000	162,375
Tesoro Logistics LP 5.875% due 10/1/2020(3)	440,000	464,200

		1,667,200
Oil Field Services – 1.5%
Exterran Partners LP 6.00% due 4/1/2021	530,000	535,300
Offshore Group Investment Ltd. Sr. Sec. Nt. 7.125% due 4/1/2023	250,000	253,750

		789,050

June 30, 2014 (unaudited)	Principal Amount	Value
Paper – 1.2%
Millar Western Forest Products Ltd. Sr. Nt. 8.50% due 4/1/2021	$600,000	$640,500

		640,500
Pharmaceuticals – 2.2%
JLL/Delta Dutch Newco B.V. Sr. Nt. 7.50% due 2/1/2022(3)	750,000	776,250
Par Pharmaceutical Cos., Inc. 7.375% due 10/15/2020	330,000	354,750

		1,131,000
Refining – 2.2%
Calumet Specialty Products Partners LP 7.625% due 1/15/2022(2)	750,000	806,250
Northern Tier Energy LLC Sr. Sec. Nt. 7.125% due 11/15/2020	330,000	357,638

		1,163,888
REITs – 0.5%
Sabra Health Care LP 5.50% due 2/1/2021	250,000	262,500

		262,500
Retailers – 2.6%
Neiman Marcus Group Ltd. LLC 8.75% due 10/15/2021(3)(4)	700,000	763,000
The Pantry, Inc. 8.375% due 8/1/2020	550,000	594,000

		1,357,000
Supermarkets – 0.6%
BI-LO LLC Sr. Nt. 8.625% due 9/15/2018(3)(4)	300,000	304,500

		304,500
Technology – 4.5%
Advanced Micro Devices, Inc. Sr. Nt. 7.00% due 7/1/2024(3)	600,000	612,750
Amkor Technology, Inc. 7.375% due 5/1/2018	250,000	259,375
Avaya, Inc. Sec. Nt. 10.50% due 3/1/2021(3)	420,000	387,450
First Data Corp. 12.625% due 1/15/2021(2)	850,000	1,046,562

		2,306,137
Wireless – 2.3%
SBA Communications Corp. Sr. Nt. 4.875% due 7/15/2022(3)	500,000	493,750
Wind Acquisition Finance S.A. Sr. Sec. Nt. 4.75% due 7/15/2020(3)	670,000	675,025

		1,168,775

8	The accompanying notes are an integral part of these financial statements.

RS HIGH YIELD VIP SERIES

June 30, 2014 (unaudited)	Principal Amount	Value
Wirelines – 1.2%
EarthLink Holdings Corp. Sr. Sec. Nt. 7.375% due 6/1/2020	$600,000	$639,750

		639,750
Total Corporate Bonds (Cost $33,181,971)		34,173,944

	Principal Amount	Value
Repurchase Agreements – 5.0%

State Street Bank and Trust Co. Repurchase Agreement, 0.00%, dated 6/30/2014, maturity value of $2,608,000, due 7/1/2014(5)	2,608,000	2,608,000
Total Repurchase Agreements (Cost $2,608,000)		2,608,000
Total Investments – 101.2% (Cost $51,443,752)		$52,521,552
Other Liabilities, Net – (1.2)%		(616,081)
Total Net Assets – 100.0%		$51,905,471
(1)	Variable rate security. The rate shown is the rate in effect at June 30, 2014.
(2)	Securities are segregated to cover anticipated or existing derivative positions or to be announced securities (TBA).
(3)	Securities that may be resold in transactions, exempt from registration under Rule 144A of the Securities Act of 1933, normally to certain qualified buyers. At June 30, 2014, the aggregate market value of these securities amounted to $15,990,738, representing 30.8% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.
(4)	Payment-in-kind security, for which interest payments may be made in additional principal ranging from 0% to 100% of the full stated interest rate. As of June 30, 2014, interest payments had been made in cash.
(5)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Note	1.375%	6/30/2018	$2,664,988

The following is a summary of the inputs used as of June 30, 2014, in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 1a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Senior Secured Loans	$—	$15,739,608	$—	$15,739,608
Corporate Bonds	—	34,173,944	—	34,173,944
Repurchase Agreements	—	2,608,000	—	2,608,000
Total	$—	$52,521,552	$—	$52,521,552

The accompanying notes are an integral part of these financial statements.	9

FINANCIAL INFORMATION — RS HIGH YIELD VIP SERIES

Statement of Assets and Liabilities As of June 30, 2014 (unaudited)
Assets
Investments, at value	$52,521,552
Cash	22,872
Receivable for investments sold	3,289,774
Interest receivable	745,565
Receivable for fund shares subscribed	83,383
Prepaid expenses	1,105

Total Assets	56,664,251

Liabilities
Payable for investments purchased	4,689,647
Payable to adviser	25,605
Payable for fund shares redeemed	10,720
Accrued trustees’ fees	964
Accrued expenses/other liabilities	31,844

Total Liabilities	4,758,780

Total Net Assets	$51,905,471

Net Assets Consist of:
Paid-in capital	$48,410,640
Accumulated undistributed net investment income	1,478,476
Accumulated net realized gain from investments and futures contracts	938,555
Net unrealized appreciation on investments	1,077,800

Total Net Assets	$51,905,471

Investments, at Cost	$51,443,752

Pricing of Shares
Shares of Beneficial Interest Outstanding with No Par Value	6,381,474
Net Asset Value Per Share	$8.13

Statement of Operations For the Six-Month Period Ended June 30, 2014 (unaudited)
Investment Income
Interest	$1,678,375
Dividends	3,984

Total Investment Income	1,682,359

Expenses
Investment advisory fees	158,623
Custodian fees	19,960
Professional fees	11,859
Shareholder reports	5,904
Administrative service fees	3,312
Trustees’ fees	1,630
Other expenses	2,595

Total Expenses	203,883

Net Investment Income	1,478,476

Realized Gain/(Loss) and Change in Unrealized Appreciation/Depreciation on Investments and Futures Contracts
Net realized gain from investments	2,813,187
Net realized loss from futures contracts	(15,524)
Net change in unrealized appreciation/depreciation on investments	(1,352,420)
Net change in unrealized appreciation/depreciation on futures contracts	(32,904)

Net Gain on Investments and Futures Contracts	1,412,339

Net Increase in Net Assets Resulting from Operations	$2,890,815

10	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — RS HIGH YIELD VIP SERIES

Statements of Changes in Net Assets Six-Months-Ended Numbers are unaudited

	For the Six Months Ended 6/30/14	For the Year Ended 12/31/13

Operations
Net investment income	$1,478,476	$4,135,661
Net realized gain from investments and futures contracts	2,797,663	1,660,164
Net change in unrealized appreciation/depreciation on investments and futures contracts	(1,385,324)	(1,180,097)

Net Increase in Net Assets Resulting from Operations	2,890,815	4,615,728

Distributions to Shareholders
Net investment income	—	(4,139,781)

Total Distributions	—	(4,139,781)

Capital Share Transactions
Proceeds from sales of shares	3,143,861	8,805,784
Reinvestment of distributions	—	4,139,781
Cost of shares redeemed	(16,508,141)	(23,414,493)

Net Decrease in Net Assets Resulting from Capital Share Transactions	(13,364,280)	(10,468,928)

Net Decrease in Net Assets	(10,473,465)	(9,992,981)

Net Assets
Beginning of period	62,378,936	72,371,917

End of period	$51,905,471	$62,378,936

Accumulated Undistributed Net Investment Income Included in Net Assets	$1,478,476	$—

Other Information:
Shares
Sold	397,822	1,112,231
Reinvested	—	539,034
Redeemed	(2,117,223)	(2,940,785)

Net Decrease	(1,719,401)	(1,289,520)

The accompanying notes are an integral part of these financial statements.	11

FINANCIAL INFORMATION — RS HIGH YIELD VIP SERIES

The Financial Highlights table is intended to help you understand the Fund’s financial performance for the past six reporting periods. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions).

Financial Highlights Six-Months-Ended Numbers are unaudited
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gain/(Loss)	Total Operations	Distributions From Net Investment Income	Distributions From Net Realized Capital Gains	Total Distributions
Six Months Ended 6/30/14[1]	$7.70	$0.23	$0.20	$0.43	$—	$—	$—
Year Ended 12/31/13	7.71	0.54	(0.01)	0.53	(0.54)	—	(0.54)
Year Ended 12/31/12	7.19	0.53	0.52	1.05	(0.53)	—	(0.53)
Year Ended 12/31/11	7.51	0.63	(0.32)	0.31	(0.63)	—	(0.63)
Year Ended 12/31/10	7.20	0.67	0.31	0.98	(0.67)	—	(0.67)
Year Ended 12/31/09	5.59	0.53	1.60	2.13	(0.52)	—	(0.52)

12	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — RS HIGH YIELD VIP SERIES

Net Asset Value, End of Period	Total Return[2]	Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets[3]	Gross Ratio of Expenses to Average Net Assets	Net Ratio of Net Investment Income to Average Net Assets[3]	Gross Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate
$8.13	5.58%	$51,905	0.77%	0.77%	5.59%	5.59%	136%
7.70	6.94%	62,379	0.74%	0.74%	5.90%	5.90%	92%
7.71	14.57%	72,372	0.76%	0.76%	6.56%	6.56%	91%
7.19	4.19%	67,455	0.74%	0.74%	7.22%	7.22%	92%
7.51	13.72%	79,078	0.74%	0.74%	7.85%	7.85%	99%
7.20	38.10%	83,114	0.75%	0.75%	8.39%	8.39%	59%

Distributions reflect actual per-share amounts distributed for the period.

[1]	Ratios for periods less than one year have been annualized, except for total return and portfolio turnover rate.

[2]	Total returns do not reflect the effects of charges deducted pursuant to the terms of The Guardian Insurance & Annuity Company, Inc.’s variable contracts. Inclusion of such charges would reduce the total returns for all periods shown.

[3]	Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income to Average Net Assets include the effect of fee waivers and expense limitations and exclude the effect of custody credits, if applicable.

The accompanying notes are an integral part of these financial statements.	13

NOTES TO FINANCIAL STATEMENTS — RS HIGH YIELD VIP SERIES (UNAUDITED)

June 30, 2014 (unaudited)

RS Variable Products Trust (the “Trust”), a Massachusetts business trust organized on May 18, 2006, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust currently offers nine series. RS High Yield VIP Series (the “Fund”) is a series of the Trust. The Fund is a diversified fund. The financial statements for the other remaining series of the Trust are presented in separate reports.

The Fund has authorized an unlimited number of shares of beneficial interest with no par value. The Fund currently offers only Class I shares. Shares are bought and sold at closing net asset value (“NAV”). Class I shares of the Fund are only sold to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. (“GIAC”) that fund certain variable annuity and variable life insurance contracts issued by GIAC. GIAC is a wholly owned subsidiary of The Guardian Life Insurance Company of America (“Guardian Life”).

Note 1. Significant Accounting Policies

The following policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. Investment Valuations The Fund is responsible for the valuation of portfolio securities. The valuations of debt securities, including bank loans, with more than 60 days to maturity for which quoted bid prices are readily available and considered by management to be representative of the bid side of the market are valued at the bid price by independent pricing services (each, a “Service”). Debt securities with more than 60 days to maturity for which quoted bid prices are not readily available and considered by management to be representative of market value are valued by a Service at estimated market value based on methods which may include consideration of yields or prices of government securities of comparable coupon, maturity and type; indications as to values from dealers; and general market conditions.

Other marketable securities are valued at the last reported sale price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the mean between the closing bid and ask prices.
Securities traded on the NASDAQ Stock Market, LLC (“NASDAQ”) are generally valued at the NASDAQ official closing price, which may not be the last sale price. If the NASDAQ official closing price is not available for a security, that security is generally valued using the last reported sale price, or, if no sales are reported, at the mean between the closing bid and ask prices. Short-term investments that will mature in 60 days or less are valued at amortized cost, which approximates market value. Repurchase agreements are carried at cost, which approximates market value (see Note 4b). Foreign securities are valued in the currencies of the markets in which they trade and then converted to U.S. dollars using the prevailing exchange rates at the close of the New York Stock Exchange (“NYSE”).

Securities for which market quotations are not readily available or for which market quotations may be considered unreliable or for which a Service does not provide a valuation are valued at their fair values as determined in accordance with guidelines and procedures adopted by the Trust’s Board of Trustees.

Securities whose values have been materially affected by events occurring before the Fund’s valuation time but after the close of the securities’ principal exchange or market may be fair valued in accordance with guidelines and procedures adopted by the Board of Trustees.

In accordance with Financial Accounting Standards Board (“FASB”) Codification Topic 820 (“ASC Topic 820”), fair value is defined as the price that the Fund would receive upon selling an investment in an “arm’s length” transaction to a willing buyer in the principal or most advantageous market for the investment. ASC Topic 820 established a hierarchy for classification of fair value measurements for disclosure purposes. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances. The hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — unadjusted quoted prices in active markets for identical investments

•	Level 2 — inputs other than unadjusted quoted prices that are observable either directly or indirectly (including adjusted quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)

14

NOTES TO FINANCIAL STATEMENTS — RS HIGH YIELD VIP SERIES (UNAUDITED)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A security’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Trust. The Trust considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

The FASB requires reporting entities to make disclosures about purchases, sales, issuances and settlements of Level 3 securities on a gross basis. For the six months ended June 30, 2014, the Fund had no securities classified as Level 3.

The Fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 at the end of the reporting period. For the six months ended June 30, 2014, there were no transfers between Level 1, Level 2 and Level 3.

In determining a security’s placement within the hierarchy, the Trust separates the Fund’s investment portfolio into two categories: investments and derivatives (e.g., futures).

Investments Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities.

Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, loans, state, municipal and provincial obligations, certain foreign equity securities and commercial paper and other short-term securities valued at amortized cost in accordance with Rule 2a-7 under the 1940 Act.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 investments include, among others, private placement securities. When observable prices are not available for these securities, the Trust uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Trust in estimating the value of Level 3 investments include, for example, the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Trust in the absence of market information. Assumptions used by the Trust due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations.

Derivatives Exchange-traded derivatives, such as futures contracts and exchange-traded option contracts, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Certain derivatives, such as generic forwards, swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2.

b. Taxes The Fund intends to continue complying with the requirements of the Internal Revenue Code to qualify as a regulated investment company and to distribute substantially all net investment income and realized net capital gains, if any, to shareholders. Therefore, the Fund does not expect to be subject to income tax, and no provision for such tax has been made.

From time to time, however, the Fund may choose to pay an excise tax if the cost of making the required distribution exceeds the amount of the excise tax.

As of June 30, 2014, the Trust has reviewed the tax positions for open periods, as applicable to the Fund, and has determined that no provision for income tax is required in the Fund’s financial statements. The Trust is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Fund recognizes interest and penalties, if any, related to unrecognized tax positions as income tax expense in the Statement of Operations. For the six months ended June 30, 2014, the Fund did not incur any such interest or penalties. The Fund is not subject to examination by U.S. federal tax authorities for tax years before 2010 and by state authorities for tax years before 2009.

15

NOTES TO FINANCIAL STATEMENTS — RS HIGH YIELD VIP SERIES (UNAUDITED)

c. Securities Transactions Securities transactions are accounted for on the date securities are purchased or sold (trade date). Realized gains or losses on securities transactions are determined on the basis of specific identification.

d. Futures Contracts The Fund may enter into financial futures contracts. In entering into such contracts, the Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the face value of the contract. Subsequent payments are received or made by the Fund each day, depending on the daily fluctuations in the values of the contracts, and are recorded for financial statement purposes as variation margin received or paid by the Fund. Daily changes in variation margin are recognized as unrealized gains or losses by the Fund. The Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

e. Investment Income Dividend income is generally recorded on the ex-dividend date. Interest income, which includes amortization/accretion of premium/discount, is accrued and recorded daily.

f. Expenses Many expenses of the Trust can be directly attributed to a specific series of the Trust. Expenses that cannot be directly attributed to a specific series of the Trust are generally apportioned among all the series in the Trust, based on relative net assets.

g. Distributions to Shareholders The Fund intends to declare and distribute substantially all net investment income, if any, at least once a year. Distributions of net realized capital gains, if any, are declared and paid at least once a year. Unless the Fund is instructed otherwise, all distributions to shareholders are credited in the form of additional shares of the Fund at the net asset value, recorded on the ex-dividend date.

h. Capital Accounts Due to the timing of dividend distributions and the differences in accounting for income and realized gains/(losses) for financial statement purposes versus federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains/(losses) were recorded by the Fund.

Note 2. Transactions with Affiliates

a. Advisory Fee Under the terms of the advisory agreement, which is reviewed and approved annually by the Board of Trustees, the Fund pays an investment advisory fee to RS Investment Management Co. LLC (“RS Investments”). Guardian Investor Services LLC

(“GIS”), a subsidiary of Guardian Life, holds a majority interest in RS Investments. RS Investments receives an investment advisory fee based on the average daily net assets of the Fund at an annual rate of 0.60%.

RS Investments has entered into a Sub-Advisory Services Agreement with GIS. GIS is responsible for providing day-to-day investment advisory services to the Fund, subject to the oversight of the Board of Trustees of the Trust and RS Investments. The sub-investment advisory fee is paid by RS Investments to GIS and does not represent a separate or additional expense to the Fund.

b. Compensation of Trustees and Officers Trustees and officers of the Trust who are interested persons, as defined in the 1940 Act, of RS Investments receive no compensation from the Fund for acting as such. Trustees of the Trust who are not interested persons of RS Investments receive compensation and reimbursement of expenses from the Trust.

c. Principal Underwriter RS Funds Distributor LLC (“RSFD”), a wholly owned subsidiary of RS Investments, is the principal underwriter of the Fund shares. The Trust has entered into a distribution agreement with RSFD, which governs the sale and distribution of shares of the Fund. RSFD receives no compensation from the Trust or from purchasers of the Fund shares for acting as distributor of the Class I shares. Prior to June 1, 2014, GIS served as the principal underwriter of the Fund shares.

Note 3. Federal Income Taxes

a. Distributions to Shareholders The tax character of distributions paid to shareholders during the year ended December 31, 2013, which is the most recently completed tax year, was as follows:

Ordinary Income
$4,139,781

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences, and differing characterizations of distributions made by the Fund.

Permanent book and tax basis differences will result in reclassifications to paid-in capital, undistributed net investment income and accumulated undistributed net realized gain/(loss) on investments and foreign currency transactions. Undistributed net investment income and accumulated undistributed net realized gain/(loss) on investments and foreign currency transactions may

16

NOTES TO FINANCIAL STATEMENTS — RS HIGH YIELD VIP SERIES (UNAUDITED)

include temporary book and tax differences, which will reverse in a subsequent period.

As of December 31, 2013, the Fund made the following reclassifications of permanent book and tax basis differences:

Paid-in Capital	Undistributed Net Investment Income
$(4,120)	$4,120

During any particular year, net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed and, therefore, are normally distributed to shareholders annually.

During the year ended December 31, 2013, the Fund utilized $1,693,068 of capital loss carryovers. Capital loss carryovers available to the Fund at December 31, 2013, were $1,826,208, expiring in 2017.

In determining its taxable income, current tax law permits the Fund to elect to treat all or a portion of any net capital or currency loss realized after October 31 as occurring on the first day of the following fiscal year. For the year ended December 31, 2013, the Fund had no such losses.

b. Tax Basis of Investments The cost of investments for federal income tax purposes at June 30, 2014, was $51,443,752. The gross unrealized appreciation and depreciation on investments, on a tax basis, at June 30, 2014, aggregated $1,149,205 and $(71,405), respectively, resulting in net unrealized appreciation of $1,077,800.

Note 4. Investments

a. Investment Purchases and Sales The cost of investments purchased and the proceeds from investments sold (excluding short-term investments) amounted to $68,438,705 and $76,921,818, respectively, for the six months ended June 30, 2014.

b. Derivative Instruments and Hedging Activities The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure at June 30, 2014.

Derivative Instrument Type	Statement of Assets and Liabilities Location	Amount
Financial Futures Contracts	Net unrealized appreciation/(depreciation) on futures contracts*	$—
*	The cumulative appreciation/(depreciation) of financial futures contracts is reported in the notes to the Schedule of Investments. Only the daily change in variation margin as of the reporting date is presented in the Statement of Assets and Liabilities. See Note 1d for additional information on futures contracts.

The following is a summary of the effect of the Fund’s derivative instruments on the Statement of Operations for the six months ended June 30, 2014.

Derivative Instrument Type	Location of Gain/ (Loss) on Derivatives Recognized in Income	Amount
Financial Futures Contracts	Net realized loss from futures contracts	$(15,524)
	Net change in unrealized appreciation/depreciation on futures contracts	(32,904)

The Fund held an average daily face value of $(1,717,127) in short position futures contracts for the six months ended June 30, 2014.

The Fund used exchange-traded U.S. Treasury futures to manage interest rate exposure.

c. Repurchase Agreements The collateral for repurchase agreements is either cash or fully negotiable U.S. government securities (including U.S. government agency securities). Repurchase agreements are fully collateralized (including the interest accrued thereon) and such collateral is marked to market daily while the agreements remain in force. If the value of the collateral falls below the repurchase price plus accrued interest, the Fund will typically require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, the Fund maintains the right to sell the collateral (although it may be prevented or delayed from doing so in certain circumstances) and may be required to claim any resulting loss against the seller.

d. Loans Floating rate loans in which the Fund invests are primarily “senior” loans. Senior floating rate loans typically hold a senior position in the capital structure of the borrower, are typically secured by specific collateral, and have a claim on the assets and/or stock of the borrower that is senior to that held by subordinated debtholders and stockholders of the borrower. While these protections may reduce risk, these investments still present significant credit risk. A significant portion of the Fund’s floating rate investments may be issued in connection with highly leveraged transactions such as leveraged buyouts, leveraged recapitalization loans, and other types of acquisition financing. Obligations in these types of transactions are subject to greater credit risk (including default and bankruptcy) than many other investments and may be, or become, illiquid. See Note 4(g) regarding below investment grade securities.

The Fund may purchase second lien loans (secured loans with a claim on collateral subordinate to a senior

17

NOTES TO FINANCIAL STATEMENTS — RS HIGH YIELD VIP SERIES (UNAUDITED)

lender’s claim on such collateral), fixed rate loans, unsecured loans, and other debt obligations.

Transactions in loans may settle on a delayed basis, and the Fund may not receive the proceeds from the sale of a loan for a substantial period of time after sale.

e. Payment-In-Kind Securities The Fund may invest in payment-in-kind securities. Payment-in-kind securities give the issuer the option at each interest payment date to pay all or a portion of their interest or dividends in the form of additional securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds.

f. Restricted and Illiquid Securities A restricted security cannot be resold to the general public without prior registration under the Securities Act of 1933 (except pursuant to an applicable exemption). The values of these securities may be highly volatile. If the security is subsequently registered and resold, the issuer would typically bear the expense of all registrations at no cost to the Fund. Restricted and illiquid securities are valued according to the guidelines and procedures adopted by the Trust’s Board of Trustees and are noted, if any, in the Fund’s Schedule of Investments.

g. Below Investment Grade Securities The Fund may invest in below investment grade securities (i.e., lower-quality, “junk” debt), which are subject to various risks. Lower-quality debt is considered to be speculative because it is less certain that the issuer will be able to pay interest or repay the principal than in the case of investment grade debt. These securities can involve a substantially greater risk of default than higher-rated securities, and their values can decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about the issuer, or the market and the economy in general, than higher-quality debt securities. The market for these securities can be less liquid, especially during periods of recession or general market decline.

h. Mortgage- and Asset-Backed Securities The values of some mortgage-related or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Fund to a lower rate of return upon reinvestment of principal. The values of mortgage- and asset-backed securities depend in part on the credit quality and adequacy of the underlying assets or collateral and may fluctuate in response to the market’s perception of these factors as well as current and future repayment rates. Some mortgage-backed securities are backed by the full faith and credit of the U.S. government (e.g., mortgage-backed securities issued by the Government National Mortgage Association, commonly known as “Ginnie Mae”), while other mortgage-backed securities (e.g., mortgage-backed securities issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, commonly known as “Fannie Mae” and “Freddie Mac”) are backed only by the credit of the government entity issuing them. In addition, some mortgage-backed securities are issued by private entities and, as such, are not guaranteed by the U.S. government or any agency or instrumentality of the U.S. government.

Note 5. Temporary Borrowings

The Fund, with other funds managed by RS Investments, shares in a $400 million committed revolving credit facility from State Street Bank and Trust Company for temporary borrowing purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest is calculated based on market rates at the time of borrowing.

For the six months ended June 30, 2014, the Fund did not borrow from the facility.

Note 6. Review for Subsequent Events

Management has evaluated subsequent events through the issuance of the Fund’s financial statements and determined that no material events have occurred that require disclosure.

Note 7. Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

18

SUPPLEMENTAL INFORMATION (UNAUDITED)

Meeting of Shareholders

A special meeting of the shareholders of RS Variable Products Trust (the “Trust”) was held on May 23, 2014. At the meeting, the shareholders of the Trust elected Judson Bergman, Dennis M. Bushe, Margherita L. DiManni, Kenneth R. Fitzsimmons, Anne M. Goggin, Lawrence E. Harris, Christopher C. Melvin, Jr., Gloria S. Nelund, and Matthew H. Scanlan as trustees of the Trust.

Proposal to Elect Trustees

Nominee	Votes For	Votes Against/ Withheld	Abstentions
Judson Bergman	243,245,382.572	3,647,510.000	0.000
Dennis M. Bushe	243,291,555.572	3,601,337.000	0.000
Margherita L. DiManni	243,228,042.572	3,664,850.000	0.000
Kenneth R. Fitzsimmons	243,213,108.572	3,679,784.000	0.000
Anne M. Goggin	243,263,137.572	3,629,755.000	0.000
Lawrence E. Harris	243,203,352.572	3,689,540.000	0.000
Christopher C. Melvin, Jr.	243,299,753.572	3,593,139.000	0.000
Gloria S. Nelund	243,334,784.572	3,558,108.000	0.000
Matthew H. Scanlan	243,184,961.572	3,707,931.000	0.000

Portfolio Holdings and Proxy Voting Procedures

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the Securities and Exchange Commission’s website at http://www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. This information is also available, without charge, upon request, by calling toll-free 800-221-3253.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available (i) without charge, upon request, by calling toll-free 800-221-3253; and (ii) on the Securities and Exchange Commission’s website at http://www.sec.gov.

The Statement of Additional Information includes additional information about the Trust’s Trustees and Officers and is available, without charge, upon request by calling toll-free 800-221-3253.

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of a Fund unless accompanied or preceded by that Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

19

RS VARIABLE

PRODUCTS TRUST

RS MONEY MARKET VIP SERIES

NOT FDIC INSURED

MAY LOSE VALUE

NO BANK GUARANTEE

Except as otherwise specifically stated, all information, including portfolio security positions, is as of June 30, 2014. Fund holdings will vary.

The Statement of Additional Information provides further information about your investment team, including information regarding their compensation, other accounts they manage, and their ownership interests in the Fund. For information on how to receive a copy of the Statement of Additional Information, please see the back cover of the Fund’s Prospectus or visit our website at www.rsinvestments.com/VIP.htm.

RS Funds are sold by prospectus only. You should carefully consider the investment objectives, risks, charges and expenses of the RS Funds before making an investment decision. The prospectus contains this and other important information. Please read it carefully before investing or sending money. Please visit our website at www.rsinvestments.com/VIP.htm or to obtain a printed copy, call 800.221.3253.

RS Money Market VIP Series is neither insured nor guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund.

RS MONEY MARKET VIP SERIES

Characteristics (unaudited)

Total Net Assets: $110,054,343

Portfolio Statistics		Sector Allocation
Average Maturity (days)	27
Current 7-Day Yield[1]
With the effect of expense limitation and yield maintenance	0.01%
Without the effect of expense limitation and yield maintenance	-0.48%
Effective 7-Day Yield[1]
With the effect of expense limitation and yield maintenance	0.01%
Without the effect of expense limitation and yield maintenance	-0.48%

Top Ten Holdings[2]

Holding	Coupon Rate	Maturity Date	% of Total Net Assets
The Travelers Companies, Inc.	0.050%	7/1/2014	2.27%
United Parcel Service, Inc.	0.020%	7/2/2014	2.27%
U.S. Treasury Bills	0.006%	7/17/2014	2.27%
U.S. Treasury Bills	0.005%	7/31/2014	2.27%
U.S. Treasury Bills	0.006%	8/14/2014	2.27%
Air Products & Chemicals, Inc.	0.080%	7/7/2014	2.27%
U.S. Treasury Bills	0.010%	8/21/2014	2.27%
Massachusetts Mutual Life Insurance Co.	0.070%	7/10/2014	2.27%
Emerson Electric Co.	0.110%	7/7/2014	2.27%
Chevron Corp.	0.070%	7/16/2014	2.27%
Total			22.70%

1	Annualized historical yields for the 7-day period ended June 30, 2014. Effective yield assumes reinvested income. Yields will vary.
2	Portfolio holdings are subject to change and should not be considered a recommendation to buy or sell individual securities. Top ten holdings are determined at the unique security level. For this reason, the securities included above, their order, and the percentages they represent of the Fund’s total net assets may differ from similar data calculated directly from the Schedule of Investments, where certain securities of the same issuer with the same coupon rate may be aggregated.
3	The Barclays U.S. Treasury Bellwethers (3 Month) Index is generally considered to be representative of the average yield of three-month Treasury bills. The Barclays U.S. Treasury Bellwethers (3 Month) Index is an unmanaged index that is not available for direct investment, and there are no expenses associated with the Index, while there are expenses associated with the Fund. Statistical data for the index is as of June 30, 2014.

3

RS MONEY MARKET VIP SERIES

Performance Update (unaudited)

Average Annual Total Returns

	Inception Date	Year-to-Date	1 Year	3 Year	5 Year	10 Year	Since Inception
RS Money Market VIP Series	12/29/81	0.00%	0.01%	0.02%	0.02%	1.45%	4.40%
Barclays U.S. Treasury Bellwethers (3 Month) Index[3]		0.04%	0.07%	0.09%	0.13%	1.67%	4.57%	*

Please refer to the preceding page for the 7-day yield quotation, which more closely reflects the current earnings of the RS Money Market VIP Series than the total return quotations.

* Since inception performance for the index is measured from 11/30/1981, the month end prior to the Fund’s commencement of operations.

Performance quoted represents past performance and does not guarantee or predict future results. The Fund is the successor to The Guardian Cash Fund, Inc.; performance shown includes performance of the predecessor fund for periods prior to October 9, 2006. Investment return and principal value will fluctuate, so shares, when redeemed, may be worth more or less than their original cost. The Fund’s fees and expenses are detailed in the Financial Highlights section of this report. Gross fees and expenses are factored into the net asset value of your shares and any performance numbers we release. Total return figures include the effect of expense limitations in effect during the periods shown, if applicable; without such limitations, the performance shown would have been lower. Performance results assume the reinvestment of dividends and capital gains. The return figures shown do not reflect the deduction of taxes that a contract owner/policyholder may pay on Fund distributions or redemption units. The actual total returns for owners of variable annuity contracts or variable life insurance policies that provide for investment in the Fund will be lower to reflect separate account and contract/policy charges. Current and month-end performance information, which may be lower or higher than that cited, is available by calling 800.221.3253 and is periodically updated on our website: www.rsinvestments.com/VIP.htm.

4

UNDERSTANDING YOUR FUND’S EXPENSES (UNAUDITED)

By investing in the Fund, you incur two types of costs: (1) transaction costs, including, as applicable, sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including, as applicable, investment advisory fees and other Fund expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000, invested at the beginning of the period and held for the entire period from January 1, 2014, to June 30, 2014. The table below shows the Fund’s expenses in two ways:

Expenses based on actual return

This section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Expenses based on hypothetical 5% return for comparison purposes

This section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with the cost of investing in other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore the second section is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Expenses Paid During Period* 1/1/14-6/30/14	Expense Ratio During Period 1/1/14-6/30/14
Based on Actual Return	$1,000.00	$1,000.00	$0.20	0.04%
Based on Hypothetical Return (5% Return Before Expenses)	$1,000.00	$1,024.60	$0.20	0.04%

*	Expenses are equal to the Fund's annualized expense ratio as indicated, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

5

SCHEDULE OF INVESTMENTS — RS MONEY MARKET VIP SERIES

June 30, 2014 (unaudited)	Principal Amount	Value
Commercial Paper – 29.4%
Aerospace & Defense – 4.0%
Kimberly-Clark Worldwide, Inc. 0.05% due 7/10/2014(1)	$1,900,000	$1,899,976
Precision Castparts Corp. 0.09% due 7/31/2014(1)	2,500,000	2,499,813

		4,399,789
Chemicals – 2.3%
Air Products & Chemicals, Inc. 0.08% due 7/7/2014(1)	2,500,000	2,499,967

		2,499,967
Computers – 0.9%
International Business Machines Corp. 0.09% due 7/28/2014(1)	1,000,000	999,932

		999,932
Electric – 2.3%
Emerson Electric Co. 0.11% due 7/7/2014(1)	2,500,000	2,499,954

		2,499,954
Food And Beverage – 4.3%
PepsiCo, Inc. 0.06% due 7/23/2014(1)	2,224,000	2,223,919
The Coca-Cola Co. 0.14% due 7/31/2014(1)	2,500,000	2,499,708

		4,723,627
Insurance - Life – 4.5%
Massachusetts Mutual Life Insurance Co. 0.07% due 7/10/2014(1)	2,500,000	2,499,956
The Travelers Companies, Inc. 0.05% due 7/1/2014(1)	2,500,000	2,500,000

		4,999,956
Internet – 2.3%
Google, Inc. 0.10% due 8/7/2014(1)	2,500,000	2,499,743

		2,499,743
Oil - Integrated – 2.3%
Chevron Corp. 0.07% due 7/16/2014(1)	2,500,000	2,499,927

		2,499,927
Pharmaceuticals – 2.2%
Roche Holdings, Inc. 0.07% due 8/6/2014(1)	2,500,000	2,499,825

		2,499,825
Retailers – 2.0%
Wal-Mart Stores, Inc. 0.06% due 7/14/2014(1)	2,235,000	2,234,951

		2,234,951

June 30, 2014 (unaudited)	Principal Amount	Value
Transportation – 2.3%
United Parcel Service, Inc. 0.02% due 7/2/2014(1)	$2,500,000	$2,499,999

		2,499,999
Total Commercial Paper (Cost $32,357,670)		32,357,670

	Principal Amount	Value
U.S. Government Securities – 25.0%
U.S. Treasury Bills 0.005% due 7/31/2014	2,500,000	2,499,990
0.006% due 7/17/2014 - 8/14/2014	5,000,000	4,999,975
0.01% due 8/21/2014	2,500,000	2,499,965
0.036% due 11/13/2014	2,500,000	2,499,662
0.042% due 1/8/2015	2,500,000	2,499,443
0.043% due 12/11/2014	2,500,000	2,499,513
0.064% due 9/18/2014	2,500,000	2,499,649
0.066% due 7/24/2014	2,500,000	2,499,895
0.067% due 10/16/2014	2,500,000	2,499,506
0.078% due 10/16/2014	2,500,000	2,499,420
Total U.S. Government Securities (Cost $27,497,018)		27,497,018

	Principal Amount	Value
Repurchase Agreements – 45.5%

State Street Bank and Trust Co. Repurchase Agreement, 0.00%, dated 6/30/2014, maturity value of $50,070,000, due 7/1/2014(2)	50,070,000	50,070,000
Total Repurchase Agreements (Cost $50,070,000)		50,070,000
Total Investments – 99.9% (Cost $109,924,688)		109,924,688
Other Assets, Net – 0.1%		129,655
Total Net Assets – 100.0%		$110,054,343

(1)	Security issued in an exempt transaction without registration under the Securities Act of 1933. At June 30, 2014, the aggregate market value of these securities amounted to $32,357,670, representing 29.4% of the net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
FHLMC	2.00%	1/30/2023	$51,071,738

6	The accompanying notes are an integral part of these financial statements.

RS MONEY MARKET VIP SERIES

The following is a summary of the inputs used as of June 30, 2014, in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 1a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Commercial Paper	$—	$32,357,670	$—	$32,357,670
U.S. Government Securities	—	27,497,018	—	27,497,018
Repurchase Agreements	—	50,070,000	—	50,070,000
Total	$—	$109,924,688	$—	$109,924,688

The Fund’s end of the month schedule of investments is available at www.rsinvestments.com/VIP.htm on the fifth business day following the end of each month. Also available on the website is a link to the Securities and Exchange Commission’s website to view the Fund’s monthly Form N-MFP filings, which are posted by the sixtieth day after the end of each month.

The accompanying notes are an integral part of these financial statements.	7

FINANCIAL INFORMATION — RS MONEY MARKET VIP SERIES

Statement of Assets and Liabilities As of June 30, 2014 (unaudited)
Assets
Investments, at value	$59,854,688
Repurchase agreements	50,070,000
Cash	112
Receivable for fund shares subscribed	451,667
Due from distributor	44,585
Prepaid expenses	2,321

Total Assets	110,423,373

Liabilities
Payable for fund shares redeemed	294,765
Payable to adviser	41,221
Accrued trustees’ fees	2,006
Accrued expenses/other liabilities	31,038

Total Liabilities	369,030

Total Net Assets	$110,054,343

Net Assets Consist of:
Paid-in capital	$110,078,910
Accumulated net realized loss from investments	(24,567)

Total Net Assets	$110,054,343

Investments, at Cost	$109,924,688

Pricing of Shares
Shares of Beneficial Interest Outstanding with No Par Value	110,092,794
Net Asset Value Per Share	$1.00

Statement of Operations For the Six-Month Period Ended June 30, 2014 (unaudited)
Investment Income
Interest	$27,294

Total Investment Income	27,294

Expenses
Investment advisory fees	253,490
Professional fees	13,977
Custodian fees	11,063
Shareholder reports	7,474
Administrative service fees	6,838
Trustees’ fees	3,415
Other expenses	3,663

Total Expenses	299,920

Less: Fee waiver/reimbursement by adviser	(278,256)

Total Expenses, Net	21,664

Net Investment Income	5,630

Net Increase in Net Assets Resulting from Operations	$5,630

8	The accompanying notes are an integral part of these financial statements.

RS MONEY MARKET VIP SERIES

Statements of Changes in Net Assets Six-Months-Ended Numbers are unaudited

	For the Six Months Ended 6/30/14	For the Year Ended 12/31/13

Operations
Net investment income	$5,630	$12,834
Net realized loss from investments	—	(357)

Net Increase in Net Assets Resulting from Operations	5,630	12,477

Distributions to Shareholders
Net investment income	(5,630)	(12,834)

Total Distributions	(5,630)	(12,834)

Capital Share Transactions
Proceeds from sales of shares	15,931,153	45,826,435
Reinvestment of distributions	5,632	12,838
Cost of shares redeemed	(24,659,583)	(71,978,311)

Net Decrease in Net Assets Resulting from Capital Share Transactions	(8,722,798)	(26,139,038)

Net Decrease in Net Assets	(8,722,798)	(26,139,395)

Net Assets
Beginning of period	118,777,141	144,916,536

End of period	$110,054,343	$118,777,141

Other Information:
Shares
Sold	15,931,153	45,826,435
Reinvested	5,632	12,838
Redeemed	(24,659,583)	(71,978,310)

Net Decrease	(8,722,798)	(26,139,037)

The accompanying notes are an integral part of these financial statements.	9

FINANCIAL INFORMATION — RS MONEY MARKET VIP SERIES

The Financial Highlights table is intended to help you understand the Fund’s financial performance for the past six reporting periods. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions).

Financial Highlights Six-Months-Ended Numbers are unaudited
	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gain	Total Operations		Distributions From Net Investment Income		Distributions From Net Realized Capital Gains	Total Distributions
Six Months Ended 6/30/14[1]	$1.00	$	—[2]	$—	$	—[2]	$	—[2]	$—	$	—[2]
Year Ended 12/31/13	1.00		—[2]	—		—[2]		—[2]	—		—[2]
Year Ended 12/31/12	1.00		—[2]	—		—[2]		—[2]	—		—[2]
Year Ended 12/31/11	1.00		—[2]	—		—[2]		—[2]	—		—[2]
Year Ended 12/31/10	1.00		—[2]	—[2]		—[2]		—[2]	—		—[2]
Year Ended 12/31/09	1.00		—[2]	—		—[2]		—[2]	—		—[2]

10	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — RS MONEY MARKET VIP SERIES

Net Asset Value, End of Period	Total Return[3]	Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets[4]	Gross Ratio of Expenses to Average Net Assets	Net Ratio of Net Investment Income to Average Net Assets[4]	Gross Ratio of Net Investment Income/(Loss) to Average Net Assets
$1.00	0.00%[5]	$110,054	0.04%[6]	0.53%	0.01%[6]	(0.48)%
1.00	0.01%	118,777	0.06%[6]	0.52%	0.01%[6]	(0.45)%
1.00	0.01%	144,917	0.11%[6]	0.53%	0.01%[6]	(0.41)%
1.00	0.03%	165,168	0.13%[6]	0.53%	0.01%[6]	(0.39)%
1.00	0.02%	165,799	0.20%[6]	0.52%	0.02%[6]	(0.30)%
1.00	0.06%	214,475	0.38%[6]	0.54%	0.06%[6]	(0.10)%

Distributions reflect actual per-share amounts distributed for the period.

[1]	Ratios for periods less than one year have been annualized, except for total return and portfolio turnover rate.
[2]	Rounds to $0.00 per share.
[3]	Total returns do not reflect the effects of charges deducted pursuant to the terms of The Guardian Insurance & Annuity Company, Inc.’s variable contracts. Inclusion of such charges would reduce the total returns for all periods shown.
[4]	Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income to Average Net Assets include the effect of fee waivers and expense limitations and exclude the effect of custody credits, if applicable.
[5]	Rounds to 0.00%.
[6]	Includes additional subsidies to maintain a minimum yield threshold (See Note 2a).

The accompanying notes are an integral part of these financial statements.	11

NOTES TO FINANCIAL STATEMENTS — RS MONEY MARKET VIP SERIES (UNAUDITED)

June 30, 2014 (unaudited)

RS Variable Products Trust (the “Trust”), a Massachusetts business trust organized on May 18, 2006, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust currently offers nine series. RS Money Market VIP Series (the “Fund”) is a series of the Trust. The Fund is a diversified fund. The financial statements for the other remaining series of the Trust are presented in separate reports.

The Fund has authorized an unlimited number of shares of beneficial interest with no par value. The Fund currently offers only Class I shares. Shares are bought and sold at closing net asset value (“NAV”). Class I shares of the Fund are only sold to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. (“GIAC”) that fund certain variable annuity and variable life insurance contracts issued by GIAC. GIAC is a wholly owned subsidiary of The Guardian Life Insurance Company of America (“Guardian Life”).

Note 1. Significant Accounting Policies

The following policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. Investment Valuations Repurchase agreements are carried at cost, which approximates market value (see Note 4a). The Fund values its investments based on amortized cost in accordance with Rule 2a-7 under the 1940 Act.

In accordance with Financial Accounting Standards Board (“FASB”) Codification Topic 820 (“ASC Topic 820”), fair value is defined as the price that the Fund would receive upon selling an investment in an “arm’s length” transaction to a willing buyer in the principal or most advantageous market for the investment. ASC Topic 820 established a hierarchy for classification of fair value measurements for disclosure purposes. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances. The hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — unadjusted quoted prices in active markets for identical investments

•	Level 2 — inputs other than unadjusted quoted prices that are observable either directly or indirectly (including adjusted quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A security’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Trust. The Trust considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

The FASB requires reporting entities to make disclosures about purchases, sales, issuances and settlements of Level 3 securities on a gross basis. For the six months ended June 30, 2014, the Fund had no securities classified as Level 3.

The Fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 at the end of the reporting period. For the six months ended June 30, 2014, there were no transfers between Level 1, Level 2 and Level 3.

In determining a security’s placement within the hierarchy, the Trust separates the Fund’s investment portfolio into two categories: investments and derivatives (e.g., futures).

Investments Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities.

Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources

12

NOTES TO FINANCIAL STATEMENTS — RS MONEY MARKET VIP SERIES (UNAUDITED)

supported by observable inputs are classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, loans, state, municipal and provincial obligations, certain foreign equity securities and commercial paper and other short-term securities valued at amortized cost in accordance with Rule 2a-7 under the 1940 Act.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 investments include, among others, private placement securities. When observable prices are not available for these securities, the Trust uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Trust in estimating the value of Level 3 investments include, for example, the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Trust in the absence of market information. Assumptions used by the Trust due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations.

b. Taxes The Fund intends to continue complying with the requirements of the Internal Revenue Code to qualify as a regulated investment company and to distribute substantially all net investment income and realized net capital gains, if any, to shareholders. Therefore, the Fund does not expect to be subject to income tax, and no provision for such tax has been made.

From time to time, however, the Fund may choose to pay an excise tax if the cost of making the required distribution exceeds the amount of the excise tax.

As of June 30, 2014, the Trust has reviewed the tax positions for open periods, as applicable to the Fund, and has determined that no provision for income tax is required in the Fund’s financial statements. The Trust is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Fund recognizes interest and penalties, if any, related to unrecognized tax positions as income tax expense in the Statement of Operations. For the six months ended June 30, 2014, the Fund did not incur any such interest or penalties. The Fund is not subject to examination by U.S. federal tax authorities for tax years before 2010 and by state authorities for tax years before 2009.

c. Securities Transactions Securities transactions are accounted for on the date securities are purchased or sold (trade date). Realized gains or losses on securities transactions are determined on the basis of specific identification.

d. Investment Income Interest income, which includes amortization/accretion of premium/discount, is accrued and recorded daily.

e. Expenses Many expenses of the Trust can be directly attributed to a specific series of the Trust. Expenses that cannot be directly attributed to a specific series of the Trust are generally apportioned among all the series in the Trust, based on relative net assets.

f. Distributions to Shareholders Distributions of net investment income, which includes any net realized capital gains or losses, are typically declared and accrued daily and paid monthly. Unless the Fund is instructed otherwise, all distributions to shareholders are credited in the form of additional shares of the Fund, recorded on the ex-dividend date.

g. Capital Accounts Due to the timing of dividend distributions and the differences in accounting for income and realized gains/(losses) for financial statement purposes versus federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains/(losses) were recorded by the Fund.

Note 2. Transactions with Affiliates

a. Advisory Fee and Expense Limitation Under the terms of the advisory agreement, which is reviewed and approved annually by the Board of Trustees, the Fund pays an investment advisory fee to RS Investment Management Co. LLC (“RS Investments”). Guardian Investor Services LLC (“GIS”), a subsidiary of Guardian Life, holds a majority interest in RS Investments. RS Investments receives an investment advisory fee based on the average daily net assets of the Fund at an annual rate of 0.45%.

RS Investments has entered into a Sub-Advisory Services Agreement with GIS. GIS is responsible for providing day-to-day investment advisory services to the Fund, subject to the oversight of the Board of Trustees of the Trust and RS Investments. The sub-investment advisory fee is paid by RS Investments to GIS and does not represent a separate or additional expense to the Fund.

13

NOTES TO FINANCIAL STATEMENTS — RS MONEY MARKET VIP SERIES (UNAUDITED)

An expense limitation has been imposed pursuant to a written agreement between RS Investments and the Trust in effect through April 30, 2015, to limit the Fund’s total annual fund operating expenses (excluding expenses indirectly incurred by the Fund through investments in pooled investment vehicles, interest, taxes, investment-related expenses [e.g., brokerage commissions], and extraordinary expenses) to 0.54% of the average daily net assets of the Fund. To satisfy the expense limitations, certain affiliates of RS Investments, including GIS, may waive fees that would otherwise be paid by the Fund or may reimburse expenses incurred by the Fund.

In addition, RS Investments voluntarily reimbursed expenses of $278,256 to maintain a minimum yield threshold for the Fund during the six months ended June 30, 2014. There is no guarantee that the reimbursement will be in effect for subsequent periods.

RS Investments and GIS do not intend to recoup any reimbursed expenses or waived advisory fees from a prior year under expense limitations then in effect for the Fund.

b. Compensation of Trustees and Officers Trustees and officers of the Trust who are interested persons, as defined in the 1940 Act, of RS Investments receive no compensation from the Fund for acting as such. Trustees of the Trust who are not interested persons of RS Investments receive compensation and reimbursement of expenses from the Trust.

c. Principal Underwriter RS Funds Distributor LLC (“RSFD”), a wholly owned subsidiary of RS Investments, is the principal underwriter of the Fund shares. The Trust has entered into a distribution agreement with RSFD, which governs the sale and distribution of shares of the Fund. RSFD receives no compensation from the Trust or from purchasers of the Fund shares for acting as distributor of the Class I shares. Prior to June 1, 2014, GIS served as the principal underwriter of the Fund shares.

Note 3. Federal Income Taxes

a. Distributions to Shareholders The tax character of distributions paid to shareholders during the year ended December 31, 2013, which is the most recently completed tax year, was as follows:

Ordinary Income
$12,834

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences, and differing characterizations of distributions made by the Fund.

Permanent book and tax basis differences will result in reclassifications to paid-in capital, undistributed net investment income and accumulated undistributed net realized gain/(loss) on investments and foreign currency transactions. Undistributed net investment income and accumulated undistributed net realized gain/(loss) on investments and foreign currency transactions may include temporary book and tax differences, which will reverse in a subsequent period.

During any particular year, net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed and, therefore, are normally distributed to shareholders annually.

During the year ended December 31, 2013, the Fund did not utilize capital loss carryovers. Capital loss carryovers available to the Fund at December 31, 2013, were as follows:

Expiring	Amount
2015	$3,788
2016	18,099
2017	1,824
2018	500
No Expiration*	357

Total	$24,568

*	For tax years beginning in 2011, revisions to capital loss carryforward rules allow for capital losses to be carried forward to one or more subsequent taxable years without expiration.

In determining its taxable income, current tax law permits the Fund to elect to treat all or a portion of any net capital or currency loss realized after October 31 as occurring on the first day of the following fiscal year. For the year ended December 31, 2013, the Fund had no such losses.

b. Tax Basis of Investments The cost of investments for federal income tax purposes at June 30, 2014, was $109,924,688 and net unrealized appreciation/(depreciation) was $0.

Note 4. Investments

a. Repurchase Agreements The collateral for repurchase agreements is either cash or fully negotiable U.S. government securities (including U.S. government agency securities). Repurchase agreements are fully

14

NOTES TO FINANCIAL STATEMENTS — RS MONEY MARKET VIP SERIES (UNAUDITED)

collateralized (including the interest accrued thereon) and such collateral is marked to market daily while the agreements remain in force. If the value of the collateral falls below the repurchase price plus accrued interest, the Fund will typically require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, the Fund maintains the right to sell the collateral (although it may be prevented or delayed from doing so in certain circumstances) and may be required to claim any resulting loss against the seller.

Note 5. Review for Subsequent Events

Management has evaluated subsequent events through the issuance of the Fund’s financial statements and determined that no material events have occurred that require disclosure.

Note 6. Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

15

SUPPLEMENTAL INFORMATION (UNAUDITED)

Meeting of Shareholders

A special meeting of the shareholders of RS Variable Products Trust (the “Trust”) was held on May 23, 2014. At the meeting, the shareholders of the Trust elected Judson Bergman, Dennis M. Bushe, Margherita L. DiManni, Kenneth R. Fitzsimmons, Anne M. Goggin, Lawrence E. Harris, Christopher C. Melvin, Jr., Gloria S. Nelund, and Matthew H. Scanlan as trustees of the Trust.

Proposal to Elect Trustees

Nominee	Votes For	Votes Against/ Withheld	Abstentions
Judson Bergman	243,245,382.572	3,647,510.000	0.000
Dennis M. Bushe	243,291,555.572	3,601,337.000	0.000
Margherita L. DiManni	243,228,042.572	3,664,850.000	0.000
Kenneth R. Fitzsimmons	243,213,108.572	3,679,784.000	0.000
Anne M. Goggin	243,263,137.572	3,629,755.000	0.000
Lawrence E. Harris	243,203,352.572	3,689,540.000	0.000
Christopher C. Melvin, Jr.	243,299,753.572	3,593,139.000	0.000
Gloria S. Nelund	243,334,784.572	3,558,108.000	0.000
Matthew H. Scanlan	243,184,961.572	3,707,931.000	0.000

Portfolio Holdings and Proxy Voting Procedures

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the Securities and Exchange Commission’s website at http://www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. This information is also available, without charge, upon request, by calling toll-free 800-221-3253.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available (i) without charge, upon request, by calling toll-free 800-221-3253; and (ii) on the Securities and Exchange Commission’s website at http://www.sec.gov.

The Statement of Additional Information includes additional information about the Trust’s Trustees and Officers and is available, without charge, upon request by calling toll-free 800-221-3253.

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of a Fund unless accompanied or preceded by that Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

16

Item 2.	Code of Ethics.

Not required.

Item 3.	Audit Committee Financial Expert.

Not required.

Item 4.	Principal Accountant Fees and Services.

Not required.

Item 5.	Audit Committee of Listed registrants.

Not applicable to the registrant.

Item 6.	Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	None.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (as required by Item 22(b)(15) of Schedule 14A) or this Item.

Item 11.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c)) are effective, as of a date within 90 days of the filing date of this Form N-CSR, to provide reasonable assurance that the information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized, and reported within the time periods specified in the Commission’s rules and forms, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certification pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	RS Variable Products Trust

By (Signature and Title)*	/s/ Matthew H. Scanlan
Matthew H. Scanlan, President
(Principal Executive Officer)

Date: September 5, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Matthew H. Scanlan
Matthew H. Scanlan, President
(Principal Executive Officer)

Date: September 5, 2014

By (Signature and Title)*	/s/ Shelly Chu
Shelly Chu, Treasurer
(Principal Financial Officer)

Date: September 5, 2014